UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07736
Janus Aspen Series
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
12/31
Date of reporting period:
06/30/25
Item 1. Report to Stockholders.
(a) The Registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson VIT Balanced Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Institutional Shares:JABLX
This semiannual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	$32	0.62%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$9,302M
Number of portfolio holdings	765
Portfolio turnover rate	36%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Microsoft Corp	5.9
Amazon.com Inc	3.1
Apple Inc	2.6
Alphabet Inc - Class C	2.5
Asset Allocation (% of net assets)
Common Stocks	62.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.9
Corporate Bonds	10.5
Mortgage-Backed Securities	8.0
United States Treasury Notes/Bonds	6.5
Investment Companies	1.4
Bank Loans and Mezzanine Loans	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71194I 08-25

Janus Henderson VIT Balanced Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Service Shares)	$44	0.86%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$9,302M
Number of portfolio holdings	765
Portfolio turnover rate	36%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Microsoft Corp	5.9
Amazon.com Inc	3.1
Apple Inc	2.6
Alphabet Inc - Class C	2.5
Asset Allocation (% of net assets)
Common Stocks	62.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.9
Corporate Bonds	10.5
Mortgage-Backed Securities	8.0
United States Treasury Notes/Bonds	6.5
Investment Companies	1.4
Bank Loans and Mezzanine Loans	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71195S 08-25

Janus Henderson VIT Enterprise Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Institutional Shares:JAAGX
This semiannual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	$36	0.71%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$1,801M
Number of portfolio holdings	83
Portfolio turnover rate	8%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	5.0
Intact Financial Corp	3.5
Flex Ltd	3.5
SS&C Technologies Holdings Inc	3.4
Ferguson Enterprises Inc	2.7
Asset Allocation (% of net assets)
Common Stocks	96.7
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71196I 08-25

Janus Henderson VIT Enterprise Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Service Shares)	$48	0.96%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$1,801M
Number of portfolio holdings	83
Portfolio turnover rate	8%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	5.0
Intact Financial Corp	3.5
Flex Ltd	3.5
SS&C Technologies Holdings Inc	3.4
Ferguson Enterprises Inc	2.7
Asset Allocation (% of net assets)
Common Stocks	96.7
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71197S 08-25

Janus Henderson VIT Flexible Bond Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Institutional Shares:JAFLX
This semiannual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	$29	0.57%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$618M
Number of portfolio holdings	665
Portfolio turnover rate	78%
Weighted average maturity	6.8 Years
Effective duration	6.1 Years
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	25.6
Mortgage-Backed Securities	21.9
United States Treasury Notes/Bonds	15.9
Investment Companies	4.6
Bank Loans and Mezzanine Loans	2.7
Other	(2.2)
Ratings Summary (% of net assets)†
Aaa	18.2
Aa	39.9
A	7.9
Baa	16.4
Ba	9.3
B	1.8
Not Rated	5.6
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71198I 08-25

Janus Henderson VIT Flexible Bond Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	$41	0.82%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$618M
Number of portfolio holdings	665
Portfolio turnover rate	78%
Weighted average maturity	6.8 Years
Effective duration	6.1 Years
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	25.6
Mortgage-Backed Securities	21.9
United States Treasury Notes/Bonds	15.9
Investment Companies	4.6
Bank Loans and Mezzanine Loans	2.7
Other	(2.2)
Ratings Summary (% of net assets)†
Aaa	18.2
Aa	39.9
A	7.9
Baa	16.4
Ba	9.3
B	1.8
Not Rated	5.6
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71199S 08-25

Janus Henderson VIT Forty Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Institutional Shares:JACAX
This semiannual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	$30	0.58%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$1,249M
Number of portfolio holdings	35
Portfolio turnover rate	19%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.7
NVIDIA Corp	9.5
Amazon.com Inc	8.4
Broadcom Inc	5.7
Meta Platforms Inc - Class A	5.3
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71200I 08-25

Janus Henderson VIT Forty Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Service Shares)	$43	0.83%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$1,249M
Number of portfolio holdings	35
Portfolio turnover rate	19%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.7
NVIDIA Corp	9.5
Amazon.com Inc	8.4
Broadcom Inc	5.7
Meta Platforms Inc - Class A	5.3
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71201S 08-25

Janus Henderson VIT Global Research Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Institutional Shares:JAWGX
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	$43	0.81%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$1,009M
Number of portfolio holdings	119
Portfolio turnover rate	17%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	5.7
Meta Platforms Inc - Class A	3.5
Amazon.com Inc	3.2
Broadcom Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	100.2
Investments Purchased with Cash Collateral from Securities Lending	0.5
Preferred Stocks	0.2
Private Placements	0.0
Other	(0.9)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71202I 08-25

Janus Henderson VIT Global Research Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Service Shares)	$56	1.06%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$1,009M
Number of portfolio holdings	119
Portfolio turnover rate	17%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	5.7
Meta Platforms Inc - Class A	3.5
Amazon.com Inc	3.2
Broadcom Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	100.2
Investments Purchased with Cash Collateral from Securities Lending	0.5
Preferred Stocks	0.2
Private Placements	0.0
Other	(0.9)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71203S 08-25

Janus Henderson VIT Global Sustainable Equity Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Institutional Shares:JHISX
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	$43	0.81%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$18M
Number of portfolio holdings	55
Portfolio turnover rate	14%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.7
NVIDIA Corp	6.0
Spotify Technology SA	3.9
McKesson Corp	3.3
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2.9
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	6.2
Other	(2.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71204I 08-25

Janus Henderson VIT Global Sustainable Equity Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	$48	0.90%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$18M
Number of portfolio holdings	55
Portfolio turnover rate	14%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.7
NVIDIA Corp	6.0
Spotify Technology SA	3.9
McKesson Corp	3.3
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2.9
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	6.2
Other	(2.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71205S 08-25

Janus Henderson VIT Global Technology and Innovation Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Institutional Shares:JGLTX
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	$38	0.72%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$1,315M
Number of portfolio holdings	63
Portfolio turnover rate	28%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.3
Microsoft Corp	12.5
Taiwan Semiconductor Manufacturing Co Ltd	9.7
Broadcom Inc	5.7
Apple Inc	4.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Investment Companies	1.2
Private Placements	0.7
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71206I 08-25

Janus Henderson VIT Global Technology and Innovation Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	$51	0.96%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$1,315M
Number of portfolio holdings	63
Portfolio turnover rate	28%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.3
Microsoft Corp	12.5
Taiwan Semiconductor Manufacturing Co Ltd	9.7
Broadcom Inc	5.7
Apple Inc	4.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Investment Companies	1.2
Private Placements	0.7
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71207S 08-25

Janus Henderson VIT Mid Cap Value Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Institutional Shares:JAMVX
This semiannual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	$47	0.94%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$115M
Number of portfolio holdings	74
Portfolio turnover rate	26%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Agree Realty Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	96.9
Repurchase Agreements	3.0
Other	0.1
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71208I 08-25

Janus Henderson VIT Mid Cap Value Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	$59	1.19%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$115M
Number of portfolio holdings	74
Portfolio turnover rate	26%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Agree Realty Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	96.9
Repurchase Agreements	3.0
Other	0.1
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71209S 08-25

Janus Henderson VIT Overseas Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Institutional Shares:JAIGX
This semiannual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	$41	0.76%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$764M
Number of portfolio holdings	48
Portfolio turnover rate	26%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.6
BAE Systems PLC	5.2
Liberty Media Corp-Liberty Formula One - Series C	4.2
Deutsche Telekom AG	3.7
HDFC Bank Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	1.7
Investments Purchased with Cash Collateral from Securities Lending	0.9
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71210I 08-25

Janus Henderson VIT Overseas Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Service Shares)	$53	1.00%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$764M
Number of portfolio holdings	48
Portfolio turnover rate	26%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.6
BAE Systems PLC	5.2
Liberty Media Corp-Liberty Formula One - Series C	4.2
Deutsche Telekom AG	3.7
HDFC Bank Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	1.7
Investments Purchased with Cash Collateral from Securities Lending	0.9
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71211S 08-25

Janus Henderson VIT Research Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Institutional Shares:JAGRX
This semiannual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	$41	0.79%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$748M
Number of portfolio holdings	83
Portfolio turnover rate	17%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.9
Microsoft Corp	13.5
Apple Inc	6.3
Meta Platforms Inc - Class A	5.9
Amazon.com Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	100.2
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.6)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71212I 08-25

Janus Henderson VIT Research Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2025
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Service Shares)	$53	1.03%*
*	Annualized for periods of less than one full year.
Key Portfolio Statistics
Net assets	$748M
Number of portfolio holdings	83
Portfolio turnover rate	17%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.9
Microsoft Corp	13.5
Apple Inc	6.3
Meta Platforms Inc - Class A	5.9
Amazon.com Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	100.2
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.6)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Aspen Series
109-70-71213S 08-25

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson VIT Balanced Portfolio
Janus Aspen Series

Janus Henderson VIT Balanced Portfolio

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.9%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.4920%, 9/15/34ž,‡	$3,072,117	$3,043,346
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	3,137,358	3,142,141
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 6.0426%, 6/15/40ž,‡	13,839,000	13,889,781
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	139,374	137,099
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	491,842	480,425
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	485,591	461,992
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	1,378,982	1,366,466
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	8,090,972	8,030,333
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	8,823,724	8,697,499
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	6,214,338	6,231,870
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	665,592	611,987
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5552%, 10/24/36ž,‡	10,419,000	10,442,996
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	144,273	144,007
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.4895%, 1/22/35ž,‡	8,736,327	8,758,507
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.8495%, 7/20/37ž,‡	1,845,969	1,854,137
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	2,374,000	1,958,906
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4931%, 1/27/50ž,‡	3,322,516	2,907,649
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.5072%, 11/27/48ž,‡	760,000	729,832
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.4144%, 11/27/48ž,‡	1,497,000	1,429,359
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	3,876,496	3,572,587
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	3,015,842	2,559,283
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.6461%, 7/15/37ž,‡	12,565,000	12,603,460
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.5118%, 3/15/42ž,‡	8,829,000	8,794,704
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	7,145,000	7,554,573
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	9,912,470	10,052,953
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	3,827,000	3,716,033
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	804,000	756,474
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	2,229,000	2,097,234
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.2265%, 2/15/36ž,‡	5,213,000	5,203,891
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.2265%, 2/15/36ž,‡	6,853,553	6,845,689
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.3762%, 9/15/36ž,‡	5,121,225	5,101,125
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.0762%, 9/15/36ž,‡	4,717,224	4,682,609
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0610%, 4/15/39ž,‡	4,435,366	4,429,541
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.2518%, 11/15/28ž,‡	6,432,194	6,432,180
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0008%, 11/15/28ž,‡	5,516,812	5,516,713
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8043%, 10/15/41ž,‡	9,099,742	9,110,171
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9017%, 8/15/39ž,‡	3,908,117	3,914,519
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1933%, 10/15/41ž,‡	$10,411,568	$10,477,219
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.6046%, 12/15/39ž,‡	5,675,836	5,680,783
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.9541%, 12/15/39ž,‡	3,925,271	3,928,602
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.8032%, 7/15/29ž,‡	8,689,450	8,687,656
BX Commercial Mortgage Trust 2024-VLT5 A, 5.5908%, 11/13/46ž,‡	11,808,000	11,907,118
BX Commercial Mortgage Trust 2024-VLT5 B, 5.9949%, 11/13/46ž,‡	2,774,000	2,822,956
BX Commercial Mortgage Trust 2024-VLT5 C, 6.3984%, 11/13/46ž,‡	1,468,000	1,501,984
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.4787%, 2/15/35ž,‡	8,630,000	8,596,948
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.9419%, 7/15/42ž,‡	7,965,000	7,973,685
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.4556%, 3/15/30ž,‡	11,030,000	10,961,237
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.7052%, 3/15/30ž,‡	2,414,000	2,396,030
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.7551%, 4/15/40ž,‡	4,400,000	4,395,860
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 5.0765%, 8/15/36ž,‡	2,066,000	1,978,723
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	1,140,000	1,099,810
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.9535%, 8/15/41ž,‡	5,952,000	5,944,138
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6026%, 8/15/41ž,‡	4,376,181	4,434,306
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7111%, 1/22/35ž,‡	4,973,000	4,981,486
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.2811%, 1/22/35ž,‡	2,006,778	2,010,795
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9318%, 9/15/38ž,‡	7,203,000	7,209,488
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	3,021,782	2,990,528
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	305,814	305,176
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	4,384,266	4,226,192
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	1,655,880	1,555,555
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,533,064	5,550,055
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,932,112	15,967,631
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 2/25/50ž,‡	3,693,502	3,626,595
CIFC Funding Ltd 2018-3A A, CME Term SOFR 3 Month + 1.3616%, 5.6311%, 7/18/31ž,‡	2,015,807	2,018,537
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.1410%, 1/23/35ž,‡	1,621,184	1,625,416
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	87,506	85,118
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	13,824,000	14,021,136
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	7,338,000	7,435,875
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	4,569,000	4,608,648
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 5.8552%, 10/25/41ž,‡	338,835	339,676
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3052%, 11/25/41ž,‡	12,689,249	12,776,407
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.1552%, 12/25/41ž,‡	695,518	694,204
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.9552%, 12/25/41ž,‡	3,397,000	3,415,301
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.3052%, 1/27/42ž,‡	$4,661,000	$4,767,277
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2052%, 4/25/42ž,‡	1,155,567	1,160,496
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 7.3052%, 4/25/42ž,‡	2,737,000	2,813,108
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 6.8062%, 9/25/42ž,‡	3,329,980	3,384,092
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.6062%, 5/25/43ž,‡	3,461,770	3,534,250
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0052%, 7/27/43ž,‡	2,566,241	2,581,497
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.2562%, 9/25/43ž,‡	1,149,712	1,158,889
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8052%, 10/26/43ž,‡	2,314,972	2,322,265
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 1/25/44ž,‡	2,282,248	2,281,184
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.4562%, 3/25/44ž,‡	1,493,681	1,493,978
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4052%, 5/25/44ž,‡	1,955,892	1,955,620
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 7/25/44ž,‡	1,276,399	1,275,504
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4062%, 1/25/45ž,‡	1,441,709	1,442,491
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.4562%, 2/27/45ž,‡	2,720,917	2,723,561
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,‡	5,014,000	5,039,043
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	1,408,017	1,421,456
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	230,645	231,317
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.8161%, 10/15/36ž,‡	5,745,000	5,753,615
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,512,691	1,510,056
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	2,249,382	2,277,912
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	3,355,063	3,306,532
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	1,200,000	1,168,685
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	11,661,000	11,141,002
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	2,393,509	2,397,652
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	1,248,710	1,087,476
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	1,669,450	1,542,674
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	4,917,000	4,677,910
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.5930%, 10/15/43ž,‡	2,133,961	2,005,923
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	3,886,406	3,920,492
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.5577%, 7/20/38ž,‡	8,044,000	8,044,000
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	64,071	63,970
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 5.5065%, 7/15/38ž,‡	2,217,226	2,216,464
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	1,815,461	1,635,539
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	2,375,245	2,128,215
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	3,178,899	3,232,913
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	2,954,095	3,007,929
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	2,053,170	2,073,921
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	3,932,496	3,906,288
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	4,227,623	4,246,841
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	4,728,363	4,861,892
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	3,036,000	3,035,961
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	3,518,432	3,369,198
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	$5,171,074	$4,376,403
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	930,160	921,809
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.8052%, 10/25/41ž,‡	1,581,816	1,586,438
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.1552%, 11/25/41ž,‡	1,174,624	1,171,686
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4052%, 9/25/41ž,‡	1,806,722	1,821,227
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 5.2552%, 12/25/41ž,‡	4,334,738	4,326,610
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.6552%, 12/25/41ž,‡	2,293,831	2,324,968
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 5.6052%, 2/25/42ž,‡	529,342	530,704
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4052%, 3/25/42ž,‡	2,841,509	2,858,284
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6052%, 8/25/42ž,‡	1,292,761	1,316,628
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4062%, 4/27/43ž,‡	1,471,338	1,494,748
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3052%, 6/25/43ž,‡	242,639	244,137
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1552%, 11/25/43ž,‡	2,255,587	2,273,942
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/44ž,‡	3,731,927	3,736,791
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 10/25/44ž,‡	1,231,565	1,231,189
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 1/25/45ž,‡	2,838,910	2,840,400
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/45ž,‡	1,797,810	1,801,154
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.4552%, 2/27/45ž,‡	6,566,726	6,565,253
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	1,838,000	1,703,828
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	5,421,252	4,608,140
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	6,178,255	6,217,174
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.5955%, 1/20/39ž,‡	9,321,000	9,334,982
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.1218%, 3/1/28ž,‡	2,783,000	2,788,166
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0030%, 5/15/41ž,‡	10,398,000	10,427,183
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9646%, 11/25/41ž,‡	11,841,000	11,844,201
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.2410%, 1/23/35ž,‡	1,569,525	1,574,321
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	4,070,000	4,080,103
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	9,130,000	9,183,285
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	6,822,000	6,831,712
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	2,826,661	2,758,022
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	581,299	577,203
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	270,000	267,576
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	3,408,694	3,411,234
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.6118%, 3/15/42ž,‡	7,547,000	7,528,136
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	464,722	464,791
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9029%, 6/15/39ž,‡	6,949,352	6,952,070
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	959,188	955,206
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	$1,015,204	$1,028,478
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	2,200,000	2,210,879
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	2,268,288	2,290,558
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,894,523	2,927,816
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	8,728,504	8,764,327
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.5265%, 3/15/38ž,‡	456,249	453,671
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6070%, 5/15/39ž,‡	11,353,000	10,991,932
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.1057%, 5/15/39ž,‡	1,854,000	1,713,085
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,660,978	1,670,537
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.8605%, 10/16/37ž,‡	4,190,000	4,197,740
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6295%, 7/20/37ž,‡	12,893,139	12,933,290
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	6,846,000	6,846,000
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	494,573	495,552
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	2,781,394	2,571,422
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	3,528,779	3,263,551
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	2,081,316	1,770,251
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	2,758,278	2,698,324
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.2274%, 4/15/38ž,‡	952,457	952,435
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.7774%, 4/15/38ž,‡	3,486,153	3,486,513
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	8,069,700	8,069,700
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	2,779,000	2,532,665
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	268,680	263,035
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	5,398,149	5,377,300
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	3,319,000	3,317,153
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9531%, 3/15/41ž,‡	12,462,000	12,469,929
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	494,775	489,597
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,135,291	1,101,422
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	4,392,256	4,427,164
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.5438%, 7/19/38ž,‡	8,534,000	8,550,215
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8495%, 10/19/37ž,‡	6,022,000	6,031,396
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	3,338,347	3,271,191
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,616,000	1,604,871
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5298%, 10/17/36ž,‡	8,736,327	8,751,589
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8161%, 7/15/37ž,‡	900,034	901,469
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,279,778	1,086,036
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	3,386,572	2,859,376
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.4009%, 11/15/40ž,‡	1,248,802	1,248,793
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.5477%, 11/15/40ž,‡	1,438,086	1,438,203
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	4,329,436	4,181,559
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	4,727,585	4,568,252
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	$1,838,096	$1,838,632
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,840,366	1,790,181
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	6,212,838	5,804,254
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	16,719,000	16,904,015
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2311%, 1/22/35ž,‡	1,732,772	1,739,010
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	7,654,386	7,880,659
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	4,179,643	4,285,985
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	2,716,194	2,751,611
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	3,247,742	3,263,745
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	6,625,667	6,710,747
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	442,824	445,017
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.5118%, 3/15/35ž,‡	10,048,000	9,981,537
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.8540%, 11/15/34ž,‡	9,852,000	9,845,695
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	543,373	477,638
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	194,976	171,975
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.6495%, 7/21/37ž,‡	8,897,000	8,926,472
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3120%, 1/15/39ž,‡	11,242,000	11,197,145
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.1570%, 11/15/38ž,‡	595,577	595,210
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	6,538,538	5,950,846
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.6049%, 4/15/42ž,‡	2,757,000	2,751,855
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6395%, 10/21/37ž,‡	9,000,000	9,036,040
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	5,052,469	5,508,871
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	2,830,703	2,851,004
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	2,600,000	2,606,973
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	8,090,504	8,560,097
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	3,331,632	3,074,003
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	5,173,000	5,134,445
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	3,097,000	2,906,763
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.3265%, 7/15/39ž,‡	2,382,000	2,311,397
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8195%, 7/20/37ž,‡	3,637,684	3,642,792
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.6765%, 2/15/40ž,‡	460,601	460,646
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.2704%, 3/15/38ž,‡	10,219,000	10,258,538
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	1,278,829	1,167,617
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	3,555,818	3,127,763
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	367,500	364,432
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	2,431,933	2,235,437
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	1,621,928	1,628,094
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	2,751,321	2,791,763
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	3,537,303	3,551,673
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	9,953,980	10,017,040
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	3,892,309	3,943,069
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	6,817,546	6,852,546
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	5,340,456	5,329,517
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	8,504,465	8,469,751
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	5,180,318	5,184,708
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	4,488,536	4,496,367
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	1,958,075	1,967,684
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	5,551,761	5,570,512
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	$2,461,164	$2,474,199
Woodward Capital Management 2025-CES5 A1A, 5.6870%, 5/25/55‡	3,172,781	3,198,768
Woodward Capital Management 2025-CES6 A1A, 5.4720%, 6/25/55ž,Ç	2,337,000	2,348,735
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,006,112,382)		1,008,812,486
Bank Loans and Mezzanine Loans – 0.5%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 1 Month + 2.5000%, 6.8268%, 8/4/31‡	10,310,335	10,312,429
Consumer Cyclical – 0%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.7500%, 7.0487%, 10/16/31‡	4,442,430	4,469,119
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5768%, 10/23/28‡	8,093,838	8,118,201
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.3268%, 9/30/31‡	5,201,692	5,203,948
Lightning Power LLC, CME Term SOFR 3 Month + 2.2500%, 6.5456%, 8/18/31‡	9,512,120	9,546,665
		14,750,613
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0456%, 4/10/31‡	13,026,812	12,982,051
Total Bank Loans and Mezzanine Loans (cost $50,477,486)		50,632,413
Corporate Bonds – 10.5%
Banking – 2.8%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	16,431,000	16,840,946
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	6,100,000	6,437,086
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	27,060,000	27,496,710
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	7,801,000	8,590,244
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,004,000	3,153,297
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,796,000	1,857,827
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	6,330,000	7,151,923
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	8,321,000	8,578,959
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	6,214,000	6,326,144
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	11,561,000	11,455,909
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	17,397,000	17,751,280
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	4,170,000	4,847,160
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	8,589,000	8,790,049
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	7,598,000	7,791,662
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	7,304,000	7,490,099
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,523,000	4,929,245
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	6,139,000	6,288,807
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	8,439,000	8,542,020
National Australia Bank Ltd, 2.9900%, 5/21/31ž	8,080,000	7,251,137
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	2,562,000	2,629,292
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	3,593,000	3,703,197
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	7,688,000	8,594,430
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	8,376,000	8,529,147
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5000%, 4/13/29ž,‡	4,851,000	4,937,726
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.6000%, 6.1000%, 4/13/33ž,‡	11,950,000	12,421,900
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	6,844,000	7,046,705
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	7,145,000	7,273,278
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	7,864,000	8,013,258
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	5,473,794
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	15,197,000	15,589,653
		255,782,884
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Brokerage – 0.8%
Blue Owl Finance LLC, 6.2500%, 4/18/34	$7,954,000	$8,184,321
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	390,000	394,633
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35ž	1,714,000	1,758,604
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	4,873,000	5,127,161
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	12,094,000	12,209,452
LPL Holdings Inc, 6.7500%, 11/17/28	10,435,000	11,128,947
LPL Holdings Inc, 5.2000%, 3/15/30	2,938,000	2,983,618
LPL Holdings Inc, 5.1500%, 6/15/30	4,736,000	4,794,720
LPL Holdings Inc, 6.0000%, 5/20/34	6,846,000	7,079,268
LPL Holdings Inc, 5.6500%, 3/15/35	4,920,000	4,946,681
LPL Holdings Inc, 5.7500%, 6/15/35	5,874,000	5,942,634
Nasdaq Inc, 5.5500%, 2/15/34	10,515,000	10,955,256
		75,505,295
Capital Goods – 0.4%
Amcor Flexibles North America Inc, 5.5000%, 3/17/35ž	4,922,000	4,993,690
Berry Global Inc, 5.8000%, 6/15/31	11,390,000	11,968,755
Berry Global Inc, 5.6500%, 1/15/34	2,037,000	2,102,148
Boeing Co/The, 5.1500%, 5/1/30	6,910,000	7,035,068
Boeing Co/The, 6.3880%, 5/1/31	6,808,000	7,316,518
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	5,502,000	5,657,816
		39,073,995
Communications – 0.5%
AppLovin Corp, 5.3750%, 12/1/31	6,587,000	6,702,761
AppLovin Corp, 5.5000%, 12/1/34	7,627,000	7,743,659
AppLovin Corp, 5.9500%, 12/1/54	2,234,000	2,181,794
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	16,043,000	17,179,494
T-Mobile USA Inc, 5.1250%, 5/15/32	5,107,000	5,208,083
T-Mobile USA Inc, 5.3000%, 5/15/35	11,066,000	11,204,729
		50,220,520
Consumer Cyclical – 0.7%
CBRE Services Inc, 5.9500%, 8/15/34	11,547,000	12,156,887
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	6,786,000	6,800,174
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,887,000	1,991,990
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,856,000	1,953,246
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,812,000	3,956,233
General Motors Co, 5.6250%, 4/15/30	4,470,000	4,568,796
General Motors Co, 6.2500%, 4/15/35	3,822,000	3,932,220
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,597,566
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	347,814
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,841,000	5,170,992
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	5,014,000	4,996,059
LKQ Corp, 5.7500%, 6/15/28	4,397,000	4,530,121
VICI Properties LP, 5.6250%, 4/1/35	5,593,000	5,644,414
ZF North America Capital Inc, 6.7500%, 4/23/30ž	4,102,000	3,939,207
ZF North America Capital Inc, 6.8750%, 4/23/32ž	3,536,000	3,268,116
		65,853,835
Consumer Non-Cyclical – 1.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,757,000	4,870,353
CVS Health Corp, 5.2500%, 2/21/33	999,000	1,005,674
CVS Health Corp, 5.7000%, 6/1/34	5,130,000	5,281,824
CVS Health Corp, 4.7800%, 3/25/38	5,745,000	5,272,350
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	2,044,002
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,153,250
HCA Inc, 3.6250%, 3/15/32	3,617,000	3,336,269
HCA Inc, 5.6000%, 4/1/34	5,683,000	5,814,546
Illumina Inc, 5.8000%, 12/12/25	3,833,000	3,849,448
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	$4,058,000	$3,552,625
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	5,728,000	5,500,861
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	7,626,000	6,886,646
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	2,657,759
Solventum Corp, 5.4000%, 3/1/29	6,889,000	7,094,055
Solventum Corp, 5.4500%, 3/13/31	10,557,000	10,961,877
Solventum Corp, 5.6000%, 3/23/34	13,920,000	14,325,709
Solventum Corp, 6.0000%, 5/15/64	3,325,000	3,295,618
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	2,845,000	2,924,959
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	5,206,000	5,316,477
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	4,167,000	4,241,735
Universal Health Services Inc, 2.6500%, 10/15/30	10,551,000	9,407,468
		108,793,505
Electric – 0.4%
American Electric Power Co Inc, 5.6250%, 3/1/33	7,210,000	7,495,095
Duke Energy Corp, 5.4500%, 6/15/34	12,350,000	12,684,447
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	4,842,000	4,175,163
Exelon Corp, 5.4500%, 3/15/34	6,072,000	6,230,046
National Grid PLC, 5.8090%, 6/12/33	5,522,000	5,803,641
Xcel Energy Inc, 5.6000%, 4/15/35	4,187,000	4,274,559
		40,662,951
Energy – 1.1%
Cheniere Energy Inc, 5.6500%, 4/15/34	7,295,000	7,471,391
Civitas Resources Inc, 8.6250%, 11/1/30ž	1,877,000	1,905,602
Civitas Resources Inc, 8.7500%, 7/1/31ž	3,479,000	3,517,649
Civitas Resources Inc, 9.6250%, 6/15/33ž	6,746,000	6,915,871
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	4,304,000	4,516,113
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	868,000	896,349
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	4,489,000	4,639,559
DT Midstream Inc, 4.1250%, 6/15/29ž	8,843,000	8,540,795
DT Midstream Inc, 4.3750%, 6/15/31ž	14,397,000	13,786,344
DT Midstream Inc, 4.3000%, 4/15/32ž	2,519,000	2,356,910
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,621,000	3,595,597
Occidental Petroleum Corp, 5.2000%, 8/1/29	3,246,000	3,256,439
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,602,000	4,115,969
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,536,000	2,681,516
Occidental Petroleum Corp, 6.1250%, 1/1/31	4,546,000	4,706,125
Occidental Petroleum Corp, 5.3750%, 1/1/32	7,465,000	7,403,571
Sunoco LP, 7.0000%, 5/1/29ž	7,825,000	8,148,822
Sunoco LP, 7.2500%, 5/1/32ž	4,408,000	4,628,318
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,827,000	7,244,028
		100,326,968
Finance Companies – 0.3%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	5,166,000	5,509,511
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	3,051,000	3,262,083
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	871,432
Rocket Cos Inc, 6.1250%, 8/1/30ž	3,459,000	3,524,825
Rocket Cos Inc, 6.3750%, 8/1/33ž	14,496,000	14,832,315
		28,000,166
Insurance – 1.1%
Aon North America Inc, 5.4500%, 3/1/34	15,757,000	16,185,416
Arthur J Gallagher & Co, 5.0000%, 2/15/32	1,133,000	1,148,277
Arthur J Gallagher & Co, 6.5000%, 2/15/34	3,511,000	3,852,029
Arthur J Gallagher & Co, 5.1500%, 2/15/35	2,833,000	2,834,336
Athene Global Funding, 2.6460%, 10/4/31ž	5,823,000	5,044,812
Brown & Brown Inc, 4.9000%, 6/23/30	2,159,000	2,179,089
Brown & Brown Inc, 5.2500%, 6/23/32	949,000	967,888
Brown & Brown Inc, 5.5500%, 6/23/35	1,008,000	1,027,895
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Insurance – (continued)
Brown & Brown Inc, 4.9500%, 3/17/52	$5,658,000	$4,895,566
Centene Corp, 4.2500%, 12/15/27	16,441,000	16,191,876
Health Care Service Corp, 5.2000%, 6/15/29ž	5,028,000	5,131,064
Health Care Service Corp, 2.2000%, 6/1/30ž	4,729,000	4,227,905
Health Care Service Corp, 5.4500%, 6/15/34ž	11,338,000	11,520,236
Health Care Service Corp, 5.8750%, 6/15/54ž	4,739,000	4,615,647
Humana Inc, 5.8750%, 3/1/33	1,812,000	1,872,586
Humana Inc, 5.9500%, 3/15/34	4,950,000	5,146,677
UnitedHealth Group Inc, 4.9500%, 1/15/32	11,384,000	11,529,659
UnitedHealth Group Inc, 5.1500%, 7/15/34	4,576,000	4,622,206
		102,993,164
Professional Services – 0.2%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	7,687,000	7,890,816
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	6,960,000	7,063,627
		14,954,443
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	11,317,000	11,460,805
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,785,148
Sun Communities Operating LP, 2.7000%, 7/15/31	6,161,000	5,460,050
		21,706,003
Technology – 0.8%
CACI International Inc, 6.3750%, 6/15/33ž	2,923,000	3,016,384
Cadence Design Systems Inc, 4.7000%, 9/10/34	5,006,000	4,945,600
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	2,126,000	2,162,585
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	6,181,000	6,305,154
Foundry JV Holdco LLC, 5.5000%, 1/25/31ž	1,859,000	1,906,769
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	4,060,000	4,208,925
Intel Corp, 2.4500%, 11/15/29	2,286,000	2,088,741
Intel Corp, 5.7000%, 2/10/53	5,887,000	5,478,669
Intel Corp, 5.6000%, 2/21/54#	1,472,000	1,350,416
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,591,271
Marvell Technology Inc, 4.7500%, 7/15/30	2,522,000	2,533,166
Marvell Technology Inc, 5.4500%, 7/15/35	6,589,000	6,634,853
MSCI Inc, 4.0000%, 11/15/29ž	1,463,000	1,415,723
MSCI Inc, 3.6250%, 9/1/30ž	8,577,000	8,044,747
MSCI Inc, 3.8750%, 2/15/31ž	6,019,000	5,675,380
Synopsys Inc, 5.0000%, 4/1/32	5,056,000	5,121,394
Western Digital Corp, 4.7500%, 2/15/26	1,521,000	1,516,998
Workday Inc, 3.8000%, 4/1/32	4,129,000	3,879,836
		69,876,611
Transportation – 0%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000	4,115,539
Total Corporate Bonds (cost $965,899,726)		977,865,879
Mortgage-Backed Securities – 8.0%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	540,160	467,246
3.5000%, TBA, 30 Year Maturity	830,458	747,699
5.0000%, TBA, 30 Year Maturity	372,000	364,627
6.0000%, TBA, 30 Year Maturity	3,714,939	3,775,604
		5,355,176
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	186,040	178,869
BO4725, 2.5000%, 11/1/34	152,847	144,310
BO7717, 3.0000%, 11/1/34	78,644	75,683
BO5957, 3.0000%, 12/1/34	89,873	86,291
FS3713, 2.5000%, 12/1/36	9,712,892	9,131,870
995757, 6.0000%, 2/1/37	41,486	43,445
AL6997, 4.5000%, 11/1/42	226,157	224,490
AB7563, 3.0000%, 1/1/43	151,566	138,156
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
MA1363, 3.0000%, 2/1/43	$33,974	$30,842
AT2957, 3.0000%, 5/1/43	343,966	310,790
AL5942, 5.0000%, 7/1/44	25,389	25,490
AL5887, 4.5000%, 10/1/44	543,076	535,387
AL6542, 4.5000%, 3/1/45	880,428	867,963
AL6842, 4.0000%, 5/1/45	198,639	190,596
AL7381, 4.5000%, 6/1/45	451,050	443,827
BM3912, 3.0000%, 3/1/47	1,110,983	994,935
CA0108, 3.5000%, 8/1/47	187,373	173,429
BH1902, 3.5000%, 12/1/47	72,653	67,246
BM3282, 3.5000%, 12/1/47	56,864	52,632
BJ4559, 3.5000%, 1/1/48	535,595	494,045
BJ4566, 4.0000%, 1/1/48	1,992,894	1,894,385
BJ4567, 4.0000%, 1/1/48	1,917,810	1,821,983
CA4646, 3.0000%, 2/1/48	570,839	511,681
BJ5170, 3.5000%, 3/1/48	98,583	91,105
BK1964, 4.0000%, 3/1/48	572,483	544,015
BK3211, 4.5000%, 3/1/48	23,357	22,731
BJ9181, 5.0000%, 5/1/48	499,541	499,491
BN0012, 4.5000%, 8/1/48	12,835	12,491
MA3521, 4.0000%, 11/1/48	1,573,385	1,486,274
BN3899, 4.0000%, 12/1/48	232,666	219,784
FM3664, 4.0000%, 3/1/49	817,127	771,887
CA3683, 4.5000%, 6/1/49	90,885	88,213
BJ8459, 3.0000%, 8/1/49	707,945	613,809
CA4035, 4.5000%, 8/1/49	144,882	140,623
MA3774, 3.0000%, 9/1/49	4,011,309	3,518,490
BO2983, 3.0000%, 9/1/49	152,159	135,418
MA3908, 4.5000%, 1/1/50	202,930	196,974
CA5573, 4.0000%, 4/1/50	649,252	609,857
MA4079, 3.0000%, 7/1/50	2,089,077	1,828,514
BM7069, 4.5000%, 7/1/50	4,251,372	4,058,466
CA6635, 2.5000%, 8/1/50	18,859,434	15,999,375
BK2913, 2.5000%, 8/1/50	512,540	436,418
FM5076, 4.0000%, 8/1/50	549,221	515,896
FS2713, 4.5000%, 10/1/50	3,221,002	3,134,646
FS5362, 4.5000%, 12/1/50	4,370,412	4,242,133
FS2546, 4.0000%, 3/1/51	124,089	117,219
MA4378, 2.0000%, 7/1/51	19,211,692	15,288,387
FS0359, 2.5000%, 1/1/52	3,515,701	2,965,086
CB2681, 3.5000%, 1/1/52	1,696,214	1,553,776
FS0662, 2.5000%, 2/1/52	16,898,307	14,241,307
FS5130, 2.5000%, 2/1/52	16,483,438	13,870,688
CB2750, 2.5000%, 2/1/52	8,832,542	7,386,282
CB2891, 3.0000%, 2/1/52	11,563,462	10,132,928
BV2802, 3.0000%, 2/1/52	1,572,169	1,374,218
CB2907, 3.5000%, 2/1/52	4,557,068	4,174,041
CB3043, 2.5000%, 3/1/52	7,030,635	5,925,175
FS1081, 2.5000%, 3/1/52	6,989,591	5,868,765
FS5988, 2.5000%, 3/1/52	6,903,673	5,798,704
CB3042, 2.5000%, 3/1/52	2,598,693	2,192,995
BT2256, 2.5000%, 3/1/52	625,089	524,852
BV2965, 2.5000%, 3/1/52	505,815	424,704
BV5152, 2.5000%, 3/1/52	481,430	405,732
BV2962, 2.5000%, 3/1/52	205,554	173,108
BV4144, 3.0000%, 3/1/52	3,176,310	2,780,680
CB3123, 3.5000%, 3/1/52	16,177,574	14,797,419
FS1184, 3.5000%, 3/1/52	3,126,926	2,863,744
CB3240, 3.0000%, 4/1/52	7,207,123	6,307,530
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 11

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BV5379, 3.0000%, 4/1/52	$2,771,484	$2,439,971
BV5380, 3.0000%, 4/1/52	2,432,384	2,129,142
BV5394, 3.5000%, 4/1/52	2,310,395	2,111,637
FS1869, 3.5000%, 4/1/52	1,783,915	1,631,724
BV5393, 3.5000%, 4/1/52	1,244,631	1,138,928
FS1301, 3.5000%, 4/1/52	1,187,779	1,078,081
BV8485, 3.5000%, 4/1/52	760,233	694,832
BV4203, 3.5000%, 4/1/52	430,715	394,168
BV8484, 3.5000%, 4/1/52	414,925	379,687
BV7632, 4.5000%, 4/1/52	412,028	395,400
BV6879, 4.5000%, 4/1/52	346,833	332,836
BW0081, 4.5000%, 4/1/52	196,029	188,102
BV7132, 4.5000%, 4/1/52	158,819	152,398
BW0072, 4.5000%, 4/1/52	145,547	139,673
BV7131, 4.5000%, 4/1/52	110,251	105,794
FS6926, 2.5000%, 5/1/52	17,707,833	14,884,869
CB3501, 3.5000%, 5/1/52	2,018,124	1,832,134
BV8544, 3.5000%, 5/1/52	1,272,882	1,163,284
FS3377, 4.0000%, 5/1/52	2,901,554	2,740,910
BW0343, 4.5000%, 5/1/52	566,399	543,497
FS9074, 3.0000%, 6/1/52	15,618,442	13,623,289
FS5668, 3.0000%, 6/1/52	3,650,272	3,183,974
FS9620, 3.0000%, 6/1/52	2,219,784	1,940,372
FS3160, 3.0000%, 6/1/52	1,597,612	1,396,087
CB3837, 3.5000%, 6/1/52	7,767,662	7,103,180
FS2144, 3.5000%, 6/1/52	4,457,055	4,080,888
FS5491, 3.0000%, 7/1/52	6,887,139	6,018,385
FS5339, 3.0000%, 7/1/52	4,123,907	3,604,190
CB4076, 3.5000%, 7/1/52	1,123,787	1,027,653
CB4329, 3.5000%, 7/1/52	396,359	362,877
BW0972, 4.5000%, 7/1/52	2,109,361	2,027,873
CB4320, 3.5000%, 8/1/52	792,785	724,905
BW7369, 5.0000%, 10/1/52	1,912,039	1,890,766
BW1288, 5.0000%, 10/1/52	853,402	843,441
BT8021, 5.0000%, 1/1/53	1,115,851	1,103,165
BX5759, 5.0000%, 1/1/53	380,768	376,265
BX5969, 5.0000%, 2/1/53	455,749	450,494
BX8071, 5.0000%, 3/1/53	278,207	274,456
BX7860, 5.5000%, 3/1/53	165,313	167,233
BX9351, 5.0000%, 4/1/53	541,436	534,136
BY0782, 5.5000%, 4/1/53	94,199	95,280
BY1920, 5.0000%, 5/1/53	275,955	272,217
BY1896, 5.5000%, 5/1/53	173,095	175,070
BY0866, 5.5000%, 5/1/53	89,353	90,373
BY3263, 5.0000%, 6/1/53	392,565	387,198
BY2783, 5.0000%, 6/1/53	332,814	328,285
FS5292, 5.5000%, 6/1/53	9,885,349	10,018,008
BY4284, 5.5000%, 6/1/53	162,802	165,082
CB6686, 4.5000%, 7/1/53	2,060,246	1,996,180
FS9027, 5.5000%, 7/1/53	20,299,174	20,535,057
BY6374, 5.5000%, 7/1/53	467,179	472,448
BY7004, 5.5000%, 7/1/53	219,953	222,998
CB6851, 4.5000%, 8/1/53	1,773,276	1,717,997
BY6690, 5.0000%, 8/1/53	326,931	323,027
CB7112, 5.5000%, 9/1/53	7,679,668	7,776,675
CB7430, 5.5000%, 11/1/53	2,572,924	2,616,493
FS8037, 6.0000%, 1/1/54	2,469,747	2,554,594
CB8221, 5.5000%, 3/1/54	13,786,612	13,859,763
CB8134, 5.5000%, 3/1/54	4,769,237	4,848,683
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS7607, 6.0000%, 3/1/54	$2,125,261	$2,192,955
FS7643, 6.0000%, 4/1/54	5,152,846	5,315,758
CB8543, 6.0000%, 5/1/54	13,729,313	14,119,881
CB8818, 5.0000%, 7/1/54	3,517,876	3,468,390
FS9246, 5.5000%, 10/1/54	2,402,642	2,428,803
CB9612, 5.5000%, 12/1/54	9,305,365	9,347,428
BF0130, 3.5000%, 8/1/56	2,437,178	2,202,622
BF0167, 3.0000%, 2/1/57	2,417,053	2,069,366
BF0189, 3.0000%, 6/1/57	44,078	37,605
BF0619, 2.5000%, 3/1/62	18,611,426	14,959,842
BF0598, 2.5000%, 3/1/62	5,818,085	4,771,756
		391,352,825
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	473,988	448,330
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	1,717,978	1,674,094
ZK8962, 3.0000%, 9/1/32	419,785	406,431
ZK9009, 3.0000%, 10/1/32	213,223	206,226
ZK9163, 3.0000%, 1/1/33	268,986	260,302
SB0040, 2.5000%, 12/1/33	1,881,713	1,810,274
QN0786, 3.0000%, 10/1/34	511,414	491,541
QN0783, 3.0000%, 10/1/34	214,896	206,336
SB0116, 2.5000%, 11/1/34	592,183	559,546
QN0951, 2.5000%, 11/1/34	155,819	147,261
SB0866, 2.5000%, 6/1/37	7,116,103	6,651,760
ZS3695, 6.0000%, 4/1/40	594,588	623,817
ZT1145, 4.5000%, 5/1/44	164,799	162,160
ZT1257, 3.0000%, 1/1/46	101,730	92,370
ZM1434, 3.5000%, 7/1/46	430,944	398,486
ZT1633, 4.0000%, 3/1/47	211,618	201,560
ZT0534, 3.5000%, 12/1/47	1,348,001	1,242,202
ZM5707, 3.5000%, 2/1/48	493,189	453,238
ZM5945, 4.0000%, 3/1/48	475,387	451,747
ZM5865, 4.5000%, 3/1/48	21,509	20,932
ZM6276, 4.0000%, 4/1/48	552,893	525,005
ZM6220, 4.0000%, 4/1/48	497,824	470,262
ZM6427, 4.0000%, 5/1/48	891,867	842,489
ZM7182, 4.5000%, 7/1/48	143,334	139,491
ZM7926, 5.0000%, 9/1/48	29,080	28,941
ZT1320, 4.0000%, 11/1/48	140,902	133,101
SI2017, 4.0000%, 12/1/48	1,722,290	1,626,947
ZN2165, 4.5000%, 12/1/48	447,068	435,071
ZA7158, 4.5000%, 6/1/49	129,101	124,527
RA1087, 4.5000%, 7/1/49	921,367	888,722
RA1088, 4.5000%, 7/1/49	166,184	161,300
QA2159, 3.0000%, 8/1/49	202,709	175,755
RA1188, 4.5000%, 8/1/49	911,519	879,223
QA4936, 3.0000%, 12/1/49	253,307	222,186
QA5622, 3.0000%, 12/1/49	205,408	180,173
RA1999, 4.5000%, 1/1/50	613,164	591,439
SD8040, 4.5000%, 1/1/50	154,660	150,121
QA8274, 3.5000%, 3/1/50	140,905	127,590
SD1551, 4.0000%, 3/1/50	1,688,235	1,594,766
SE9056, 4.5000%, 3/1/50	1,945,125	1,851,916
QB1708, 2.5000%, 8/1/50	275,464	234,637
QB2976, 2.5000%, 8/1/50	108,292	92,209
QB3353, 2.5000%, 9/1/50	484,025	411,988
SD1143, 4.5000%, 9/1/50	4,843,266	4,713,417
RA5285, 2.5000%, 5/1/51	12,498,383	10,482,819
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 13

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
SD1137, 2.5000%, 6/1/51	$5,861,611	$4,961,809
QC5848, 2.5000%, 8/1/51	14,658,779	12,285,742
RA5906, 2.5000%, 9/1/51	10,252,803	8,621,484
SD0688, 2.5000%, 10/1/51	12,905,181	10,843,633
SD7548, 2.5000%, 11/1/51	3,978,601	3,361,644
QD6087, 2.5000%, 1/1/52	1,078,763	911,946
QD4842, 2.5000%, 1/1/52	690,958	583,896
QD7069, 2.5000%, 2/1/52	1,654,369	1,394,245
QD9513, 2.5000%, 2/1/52	1,156,422	967,147
QD6554, 3.0000%, 2/1/52	896,428	784,872
QD6555, 3.0000%, 2/1/52	581,458	512,037
SD0931, 2.5000%, 3/1/52	8,931,398	7,493,587
QD8288, 2.5000%, 3/1/52	271,849	228,256
QD9182, 3.0000%, 3/1/52	840,848	740,364
QE0318, 4.5000%, 3/1/52	92,469	88,737
SD0943, 3.5000%, 4/1/52	1,836,166	1,681,834
QE0354, 3.5000%, 4/1/52	913,612	835,016
QE1072, 3.5000%, 4/1/52	893,359	816,506
QE1073, 3.5000%, 4/1/52	257,532	235,661
QD9191, 3.5000%, 4/1/52	216,419	198,055
SD8212, 2.5000%, 5/1/52	4,455,518	3,708,362
SD3493, 2.5000%, 5/1/52	3,724,273	3,131,642
SD1041, 3.0000%, 6/1/52	11,607,689	10,227,658
SD7023, 3.0000%, 6/1/52	5,349,450	4,665,980
SD1840, 3.0000%, 6/1/52	3,790,149	3,312,054
SD1150, 3.5000%, 6/1/52	4,053,007	3,712,347
QF0488, 5.5000%, 9/1/52	1,989,580	2,008,321
QF2386, 5.0000%, 10/1/52	3,680,518	3,633,195
QF2145, 5.0000%, 10/1/52	117,942	116,425
QF2437, 5.5000%, 10/1/52	129,678	131,966
QF7813, 5.0000%, 1/1/53	220,186	217,664
QF6841, 5.0000%, 1/1/53	192,021	189,514
QF8398, 5.0000%, 3/1/53	793,144	782,500
QF9871, 5.0000%, 3/1/53	762,789	752,505
QG1442, 5.0000%, 4/1/53	878,969	864,371
QG2380, 5.0000%, 5/1/53	1,852,937	1,827,721
QG3598, 5.0000%, 5/1/53	1,092,745	1,077,875
QG3742, 5.0000%, 5/1/53	197,462	194,775
SD2897, 5.5000%, 5/1/53	1,502,129	1,511,362
QG2543, 5.5000%, 5/1/53	263,450	266,457
QG4742, 5.0000%, 6/1/53	752,962	740,209
QG5161, 5.0000%, 6/1/53	704,861	692,685
QG3917, 5.0000%, 6/1/53	691,761	682,348
QG5055, 5.0000%, 6/1/53	602,751	592,542
QG4676, 5.0000%, 6/1/53	286,193	281,249
QG3912, 5.5000%, 6/1/53	870,015	879,944
QG4741, 5.5000%, 6/1/53	427,300	427,904
QG6693, 5.5000%, 7/1/53	2,097,684	2,121,344
QG7441, 5.5000%, 7/1/53	1,139,088	1,151,936
SD4294, 5.5000%, 9/1/53	1,849,169	1,879,809
RA9851, 6.0000%, 9/1/53	14,578,807	14,992,775
SD4009, 6.0000%, 9/1/53	4,303,359	4,442,510
SD4668, 6.0000%, 10/1/53	7,581,904	7,754,633
SD4247, 6.5000%, 11/1/53	5,036,303	5,272,643
SD5067, 5.5000%, 3/1/54	2,199,233	2,226,334
QI2699, 5.5000%, 4/1/54	1,262,115	1,284,924
RJ1341, 6.0000%, 4/1/54	9,986,883	10,270,987
RJ2292, 5.5000%, 9/1/54	8,433,226	8,527,656
RJ2663, 5.0000%, 10/1/54	3,057,626	3,014,614
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
RJ3021, 5.5000%, 12/1/54	$14,858,116	$14,925,279
RJ4000, 5.5000%, 4/1/55	5,290,812	5,329,562
SL1226, 5.5000%, 5/1/55	2,519,990	2,549,899
RJ4363, 5.5000%, 6/1/55	702,000	711,038
		233,776,367
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	15,308,258	13,006,462
3.5000%, TBA, 30 Year Maturity	19,884,335	18,072,952
4.0000%, TBA, 30 Year Maturity	4,572,047	4,249,736
5.0000%, TBA, 30 Year Maturity	6,595,041	6,477,761
		41,806,911
Ginnie Mae I Pool:
784059, 4.0000%, 1/15/45	2,135,495	2,037,282
784182, 4.5000%, 8/15/46	2,383,081	2,329,140
BB4357, 4.0000%, 7/15/47	466,228	441,913
BC7161, 4.0000%, 8/15/47	62,497	59,294
BD7109, 4.0000%, 11/15/47	59,263	56,226
BD7135, 4.0000%, 12/15/47	195,387	185,197
		5,109,052
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	9,339,654	8,378,876
BB9817, 4.0000%, 8/20/47	272,769	258,445
BB9814, 4.0000%, 8/20/47	42,439	40,210
BB9835, 4.0000%, 8/20/47	39,791	37,701
MA5021, 4.5000%, 2/20/48	211,085	206,410
MA5192, 4.0000%, 5/20/48	108,577	102,416
BH3673, 4.5000%, 5/20/48	318,779	309,872
BH3672, 4.5000%, 5/20/48	78,553	76,358
MA5264, 4.0000%, 6/20/48	1,089,485	1,027,667
MA5400, 5.0000%, 8/20/48	733,283	731,903
MA5930, 3.5000%, 5/20/49	12,332,333	11,353,390
MA7255, 2.5000%, 3/20/51	11,862,409	10,086,511
MA7313, 3.0000%, 4/20/51	10,157,689	8,995,455
MA7473, 3.0000%, 7/20/51	5,801,269	5,136,150
MA7535, 3.0000%, 8/20/51	13,177,841	11,665,976
785843, 2.5000%, 1/20/52	10,065,089	8,448,056
		66,855,396
Total Mortgage-Backed Securities (cost $762,067,964)		744,704,057
United States Treasury Notes/Bonds – 6.5%
3.8750%, 3/31/27	12,382,000	12,401,347
3.7500%, 4/30/27	18,000,000	17,997,187
3.8750%, 5/31/27	16,542,000	16,580,770
3.8750%, 6/15/28	58,211,000	58,520,246
4.0000%, 5/31/30	278,416,500	281,113,660
4.1250%, 5/31/32	3,777,000	3,808,868
4.2500%, 5/15/35	72,238,000	72,350,872
5.0000%, 5/15/45	77,125,000	79,221,836
4.6250%, 2/15/55	68,445,000	66,626,930
Total United States Treasury Notes/Bonds (cost $601,137,860)		608,621,716
Common Stocks – 62.7%
Aerospace & Defense – 1.5%
General Electric Co	340,873	87,737,301
Howmet Aerospace Inc	271,514	50,536,901
		138,274,202
Banks – 1.4%
JPMorgan Chase & Co	447,924	129,857,647
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 15

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Beverages – 0.7%
Constellation Brands Inc - Class A	128,884	$20,966,849
Monster Beverage Corp*	678,347	42,491,656
		63,458,505
Biotechnology – 1.6%
AbbVie Inc	325,949	60,502,653
Amgen Inc	158,276	44,192,242
Vertex Pharmaceuticals Inc*	96,613	43,012,108
		147,707,003
Building Products – 0.6%
Trane Technologies PLC	138,065	60,391,012
Capital Markets – 3.1%
Charles Schwab Corp	382,367	34,887,165
CME Group Inc	136,659	37,665,954
Goldman Sachs Group Inc	96,082	68,002,035
Intercontinental Exchange Inc	235,044	43,123,523
Moody's Corp	55,532	27,854,296
Morgan Stanley	546,458	76,974,074
		288,507,047
Chemicals – 0.4%
Corteva Inc	455,521	33,949,980
Communications Equipment – 0.4%
Motorola Solutions Inc	78,718	33,097,770
Consumer Finance – 1.6%
American Express Co	476,050	151,850,429
Diversified Financial Services – 2.3%
Mastercard Inc - Class A	388,266	218,182,196
Electrical Equipment – 0.7%
Eaton Corp PLC	178,337	63,664,526
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp	652,059	64,390,826
Entertainment – 2.3%
Netflix Inc*	79,519	106,486,279
Walt Disney Co/The	838,122	103,935,509
		210,421,788
Food & Staples Retailing – 0.5%
Costco Wholesale Corp	48,634	48,144,742
Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	332,673	45,246,855
Intuitive Surgical Inc*	69,195	37,601,255
Stryker Corp	141,432	55,954,742
		138,802,852
Health Care Providers & Services – 1.1%
HCA Healthcare Inc	110,333	42,268,572
UnitedHealth Group Inc	179,563	56,018,269
		98,286,841
Hotels, Restaurants & Leisure – 2.9%
Booking Holdings Inc	17,858	103,384,248
Chipotle Mexican Grill Inc*	779,195	43,751,799
Hilton Worldwide Holdings Inc	201,566	53,685,089
Royal Caribbean Cruises Ltd	212,815	66,640,889
		267,462,025
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Corp	147,236	28,535,809
Industrial Real Estate Investment Trusts (REITs) – 0.4%
Prologis Inc	370,418	38,938,340
Information Technology Services – 0.6%
Accenture PLC	173,312	51,801,224
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Insurance – 1.8%
Marsh & McLennan Cos Inc	190,380	$41,624,683
Progressive Corp/The	462,192	123,340,557
		164,965,240
Interactive Media & Services – 4.8%
Alphabet Inc - Class C	1,311,972	232,730,713
Meta Platforms Inc - Class A	293,341	216,512,059
		449,242,772
Life Sciences Tools & Services – 1.1%
Danaher Corp	265,883	52,522,528
Thermo Fisher Scientific Inc	120,020	48,663,309
		101,185,837
Machinery – 0.5%
Deere & Co	85,209	43,327,924
Multiline Retail – 3.1%
Amazon.com Inc*	1,325,887	290,886,349
Oil, Gas & Consumable Fuels – 1.1%
Chevron Corp	447,140	64,025,976
ConocoPhillips	452,036	40,565,711
		104,591,687
Pharmaceuticals – 2.1%
Eli Lilly & Co	133,735	104,250,445
Johnson & Johnson	391,449	59,793,835
Zoetis Inc	202,792	31,625,412
		195,669,692
Professional Services – 0.4%
Automatic Data Processing Inc	115,282	35,552,969
Road & Rail – 0.8%
Uber Technologies Inc*	452,108	42,181,677
Union Pacific Corp	161,829	37,233,616
		79,415,293
Semiconductor & Semiconductor Equipment – 9.3%
Broadcom Inc	647,941	178,604,936
KLA Corp	78,966	70,733,005
Lam Research Corp	624,192	60,758,849
NVIDIA Corp	3,511,121	554,722,007
		864,818,797
Software – 8.8%
Adobe Inc*	140,317	54,285,841
Cadence Design Systems Inc*	138,882	42,796,488
Intuit Inc	83,367	65,662,350
Microsoft Corp	1,096,170	545,245,920
Oracle Corp	295,934	64,700,051
ServiceNow Inc*	46,177	47,473,650
		820,164,300
Specialized Real Estate Investment Trusts (REITs) – 0.1%
Equinix Inc	14,926	11,873,185
Specialty Retail – 1.2%
Home Depot Inc	202,905	74,393,089
TJX Cos Inc	306,185	37,810,786
		112,203,875
Technology Hardware, Storage & Peripherals – 2.6%
Apple Inc	1,159,257	237,844,759
Textiles, Apparel & Luxury Goods – 0.4%
NIKE Inc - Class B	563,410	40,024,646
Total Common Stocks (cost $2,595,914,116)		5,827,492,089
Investment Companies – 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $127,121,630)	127,098,500	127,123,920
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 17

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	645,058	$645,058
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 7/1/25	$161,265	161,265
Total Investments Purchased with Cash Collateral from Securities Lending (cost $806,323)		806,323
Total Investments (total cost $6,109,537,487) – 100.5%		9,346,058,883
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(43,954,712)
Net Assets – 100%		$9,302,104,171

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$9,280,973,125	99.3%
France	17,359,626	0.2
Israel	12,483,171	0.1
Canada	8,467,739	0.1
United Kingdom	7,847,643	0.1
Australia	7,251,137	0.1
Germany	7,207,323	0.1
Belgium	4,469,119	0.0
Total	$9,346,058,883	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$219,115,975	$767,465,512	$(859,457,567)	$14,030	$(14,030)	$127,123,920	127,098,500	$3,747,202
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	-	304,733,840	(304,088,782)	-	-	645,058	645,058	26,221 ∆
Total Affiliated Investments - 1.4%
	$219,115,975	$1,072,199,352	$(1,163,546,349)	$14,030	$(14,030)	$127,768,978	127,743,558	$3,773,423

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,809	10/3/25	$376,314,399	$969,245
5 Year US Treasury Note	4,198	10/3/25	457,582,000	4,889,457
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Ultra Long Term US Treasury Bond	1,269	9/30/25	$151,169,625	$3,119,179
US Treasury Long Bond	1,834	9/30/25	211,769,688	6,392,000
Total - Futures Long				15,369,881
Futures Short:
10 Year US Treasury Note	377	9/30/25	(42,271,125)	(663,040)
Ultra 10 Year Treasury Note	1,607	9/30/25	(183,624,859)	(1,323,285)
Total - Futures Short				(1,986,325)
Total				$13,383,556
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2025
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$15,369,881
Liability Derivatives:
*Futures contracts	$1,986,325

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s
Statement of Operations for the period ended June 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(16,119,890)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$28,338,222
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Futures contracts:
Average notional amount of contracts - long	$1,392,989,015
Average notional amount of contracts - short	214,897,496
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 19

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$780,709	$—	$(780,709)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
20 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$1,247,358,821, which represents 13.4% of net assets.

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	09/24/24	$1,615,751	$1,604,871	0.0%
The Portfolio has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.
Janus Aspen Series | 21

Janus Henderson VIT Balanced Portfolio
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,008,812,486	$-
Bank Loans and Mezzanine Loans	-	50,632,413	-
Corporate Bonds	-	977,865,879	-
Mortgage-Backed Securities	-	744,704,057	-
United States Treasury Notes/Bonds	-	608,621,716	-
Common Stocks	5,827,492,089	-	-
Investment Companies	-	127,123,920	-
Investments Purchased with Cash Collateral from Securities Lending	-	806,323	-
Total Investments in Securities	$5,827,492,089	$3,518,566,794	$-
Other Financial Instruments(a):
Futures Contracts	15,369,881	-	-
Total Assets	$5,842,861,970	$3,518,566,794	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,986,325	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

22 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $5,981,770,799)(1)	$9,218,289,905
Affiliated investments, at value (cost $127,766,688)	127,768,978
Cash	400,436
Deposits with brokers for futures	18,450,000
Variation margin receivable on futures contracts	3,864,186
Trustees' deferred compensation	265,870
Receivables:
Interest	22,749,851
Investments sold	11,391,527
Dividends	1,754,930
Portfolio shares sold	1,222,599
Dividends from affiliates	504,817
Other assets	53,457
Total Assets	9,406,716,556
Liabilities:
Collateral for securities loaned (Note 3)	806,323
Variation margin payable on futures contracts	430,338
Payables:
TBA investments purchased	46,540,625
Investments purchased	42,512,448
Portfolio shares repurchased	7,437,280
Advisory fees	4,087,515
12b-1 Distribution and shareholder servicing fees	1,759,308
Transfer agent fees and expenses	379,148
Trustees' deferred compensation fees	265,870
Professional fees	72,320
Trustees' fees and expenses	43,410
Affiliated portfolio administration fees payable	18,580
Custodian fees	7,813
Accrued expenses and other payables	251,407
Total Liabilities	104,612,385
Net Assets	$9,302,104,171
Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,720,034,718
Total distributable earnings (loss)	3,582,069,453
Total Net Assets	$9,302,104,171
Net Assets - Institutional Shares	$496,771,526
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,398,846
Net Asset Value Per Share	$52.85
Net Assets - Service Shares	$8,805,332,645
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	156,501,056
Net Asset Value Per Share	$56.26

(1)	Includes $780,709 of securities on loan. See Note 3 in Notes to Financial Statements.
See Notes to Financial Statements.
Janus Aspen Series | 23

Janus Henderson VIT Balanced Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2025

Investment Income:
Interest	$83,582,648
Dividends	29,546,739
Dividends from affiliates	3,747,202
Affiliated securities lending income, net	26,221
Unaffiliated securities lending income, net	6,868
Other income	454,341
Foreign withholding tax income	11,020
Total Investment Income	117,375,039
Expenses:
Advisory fees	24,179,967
12b-1 Distribution and shareholder servicing fees:
Service Shares	10,408,435
Transfer agent administrative fees and expenses:
Institutional Shares	115,252
Service Shares	2,082,927
Other transfer agent fees and expenses:
Institutional Shares	3,807
Service Shares	34,211
Affiliated portfolio administration fees	109,909
Trustees' fees and expenses	85,923
Professional fees	54,460
Custodian fees	32,022
Shareholder reports expense	24,570
Registration fees	7,354
Other expenses	468,733
Total Expenses	37,607,570
Net Investment Income/(Loss)	79,767,469
Net Realized Gain/(Loss) on Investments:
Investments	308,481,988
Investments in affiliates	14,030
Futures contracts	(16,119,890)
Total Net Realized Gain/(Loss) on Investments	292,376,128
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	270,776,528
Investments in affiliates	(14,030)
Futures contracts	28,338,222
Total Change in Unrealized Net Appreciation/Depreciation	299,100,720
Net Increase/(Decrease) in Net Assets Resulting from Operations	$671,244,317
See Notes to Financial Statements.
24 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2025 (unaudited)	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$79,767,469	$164,146,369
Net realized gain/(loss) on investments	292,376,128	550,909,298
Change in unrealized net appreciation/depreciation	299,100,720	529,531,406
Net Increase/(Decrease) in Net Assets Resulting from Operations	671,244,317	1,244,587,073
Dividends and Distributions to Shareholders:
Institutional Shares	(21,058,999)	(9,432,051)
Service Shares	(345,510,536)	(148,222,440)
Net Decrease from Dividends and Distributions to Shareholders	(366,569,535)	(157,654,491)
Capital Share Transactions:
Institutional Shares	13,157,906	(5,095,588)
Service Shares	(111,015,245)	(367,099,949)
Net Increase/(Decrease) from Capital Share Transactions	(97,857,339)	(372,195,537)
Net Increase/(Decrease) in Net Assets	206,817,443	714,737,045
Net Assets:
Beginning of period	9,095,286,728	8,380,549,683
End of period	$9,302,104,171	$9,095,286,728
See Notes to Financial Statements.
Janus Aspen Series | 25

Janus Henderson VIT Balanced Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$51.22	$45.28	$40.01	$50.23	$43.58	$39.48
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.52	1.02	0.91	0.57	0.42	0.61
Net realized and unrealized gain/(loss)	3.45	5.95	5.27	(8.87)	7.03	4.86
Total from Investment Operations	3.97	6.97	6.18	(8.30)	7.45	5.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.56)	(1.03)	(0.91)	(0.54)	(0.43)	(0.73)
Distributions (from capital gains)	(1.78)	—	—	(1.38)	(0.37)	(0.64)
Total Dividends and Distributions	(2.34)	(1.03)	(0.91)	(1.92)	(0.80)	(1.37)
Net Asset Value, End of Period	$52.85	$51.22	$45.28	$40.01	$50.23	$43.58
Total Return*	7.87%	15.43%	15.53%	(16.50)%	17.22%	14.31%
Net Assets, End of Period (in thousands)	$496,772	$468,474	$418,783	$391,354	$512,742	$464,280
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)	2.04%	2.08%	2.14%	1.32%	0.91%	1.54%
Portfolio Turnover Rate(2)	36%	83%	97%	89%	56%	80%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
26 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$54.39	$48.05	$42.48	$53.15	$46.11	$41.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.48	0.96	0.85	0.48	0.32	0.54
Net realized and unrealized gain/(loss)	3.68	6.31	5.54	(9.32)	7.42	5.15
Total from Investment Operations	4.16	7.27	6.39	(8.84)	7.74	5.69
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)	(0.93)	(0.82)	(0.45)	(0.33)	(0.64)
Distributions (from capital gains)	(1.78)	—	—	(1.38)	(0.37)	(0.64)
Total Dividends and Distributions	(2.29)	(0.93)	(0.82)	(1.83)	(0.70)	(1.28)
Net Asset Value, End of Period	$56.26	$54.39	$48.05	$42.48	$53.15	$46.11
Total Return*	7.75%	15.15%	15.11%	(16.61)%	16.91%	14.05%
Net Assets, End of Period (in thousands)	$8,805,333	$8,626,813	$7,961,766	$7,082,759	$8,272,771	$6,217,051
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.86%	0.87%	0.87%	0.86%	0.86%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.87%	0.87%	0.86%	0.86%	0.87%
Ratio of Net Investment Income/(Loss)	1.79%	1.83%	1.89%	1.09%	0.65%	1.28%
Portfolio Turnover Rate(2)	36%	83%	97%	89%	56%	80%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Aspen Series | 27

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson VIT Balanced Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the period ended June 30, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they
28 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against
Janus Aspen Series | 29

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
30 | June 30, 2025

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective
Janus Aspen Series | 31

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Portfolio purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total
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assets. Below are descriptions of the types of loans held by the Portfolio as of June 30, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation
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Notes to Financial Statements (unaudited)
risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Portfolio may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Portfolio enters into a Master Securities Forward Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from
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Notes to Financial Statements (unaudited)
one party to the other to collateralize such obligations. Cash that has been pledged to cover the Portfolio’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the other party to a transaction fails to deliver the securities, the Portfolio could miss a favorable price or yield opportunity. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Portfolio could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain
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Notes to Financial Statements (unaudited)
other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $780,709. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2025 is $806,323, resulting in the net amount due the counterparty of $25,614.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $30,086 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2025. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These
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Notes to Financial Statements (unaudited)
amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2025, the Portfolio engaged in cross trades amounting to $1,610,539 in sales, resulting in a net realized loss of $123,386. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.
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5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$6,124,041,645	$3,313,827,648	$(91,810,410)	$3,222,017,238
Information on the tax components of derivatives as of June 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$15,369,881	$(1,986,325)	$13,383,556
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6. Capital Share Transactions
	Period ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	359,906	$18,553,069	898,720	$43,802,575
Reinvested dividends and distributions	408,199	21,058,999	185,181	9,432,051
Shares repurchased	(515,404)	(26,454,162)	(1,186,575)	(58,330,214)
Net Increase/(Decrease)	252,701	$13,157,906	(102,674)	$(5,095,588)
Service Shares:
Shares sold	1,969,533	$107,654,422	5,519,284	$288,748,262
Reinvested dividends and distributions	6,291,161	345,510,536	2,740,870	148,222,440
Shares repurchased	(10,358,380)	(564,180,203)	(15,342,725)	(804,070,651)
Net Increase/(Decrease)	(2,097,686)	$(111,015,245)	(7,082,571)	$(367,099,949)
7. Purchases and Sales of Investment Securities
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,369,376,474	$1,825,685,450	$1,775,874,919	$1,571,274,431
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
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9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
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Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
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Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Notes
Janus Aspen Series | 47

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Notes
48 | June 30, 2025

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Notes
Janus Aspen Series | 49

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-24-81113 08-25

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson VIT Enterprise Portfolio
Janus Aspen Series

Janus Henderson VIT Enterprise Portfolio

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 96.7%
Aerospace & Defense – 0.5%
Standardaero Inc*	276,761	$8,759,486
Airlines – 1.1%
Ryanair Holdings PLC	160,320	4,535,577
Ryanair Holdings PLC (ADR)	268,905	15,507,751
		20,043,328
Biotechnology – 2.2%
Argenx SE (ADR)*	24,256	13,370,392
Ascendis Pharma A/S (ADR)*	76,622	13,224,957
Revolution Medicines Inc*	186,698	6,868,620
Vaxcyte Inc*	207,916	6,759,349
		40,223,318
Capital Markets – 3.9%
Cboe Global Markets Inc	51,015	11,897,208
Charles Schwab Corp	163,679	14,934,072
LPL Financial Holdings Inc	116,148	43,552,016
		70,383,296
Chemicals – 1.6%
Corteva Inc	377,357	28,124,417
Commercial Services & Supplies – 4.8%
Cimpress PLC*	173,670	8,162,490
Clean Harbors Inc*	98,680	22,812,842
RB Global Inc	202,211	21,472,786
Rentokil Initial PLC	1,312,986	6,344,643
Rentokil Initial PLC (ADR)	521,599	12,518,376
Veralto Corp	140,904	14,224,259
		85,535,396
Construction & Engineering – 1.5%
APi Group Corp*	513,499	26,214,124
Diversified Financial Services – 2.2%
Chime Financial Inc - Class A*	32,276	1,113,845
Global Payments Inc	112,901	9,036,596
WEX Inc*	199,240	29,266,363
		39,416,804
Electric Utilities – 1.9%
Alliant Energy Corp	579,298	35,030,150
Electrical Equipment – 1.0%
Sensata Technologies Holding PLC	598,656	18,025,532
Electronic Equipment, Instruments & Components – 7.3%
CDW Corp/DE	104,330	18,632,295
Flex Ltd*	1,256,102	62,704,612
TE Connectivity PLC	64,001	10,795,049
Teledyne Technologies Inc*	77,950	39,934,564
		132,066,520
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One - Series A*	54,039	5,131,543
Liberty Media Corp-Liberty Formula One - Series C*	379,632	39,671,544
		44,803,087
Food & Staples Retailing – 0.6%
Dollar Tree Inc*	105,778	10,476,253
Health Care Equipment & Supplies – 7.0%
Boston Scientific Corp*	439,680	47,226,029
Cooper Cos Inc/The*	136,639	9,723,231
Globus Medical Inc*	136,470	8,054,460
ICU Medical Inc*	103,035	13,616,075
Lantheus Holdings Inc*	88,748	7,264,911
STERIS PLC	58,577	14,071,367
Teleflex Inc	223,936	26,505,065
		126,461,138
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.8%
Aramark	767,910	$32,152,392
DoorDash Inc - Class A*	99,879	24,621,172
Entain PLC	891,161	11,019,503
		67,793,067
Industrial Real Estate Investment Trusts (REITs) – 0.5%
Lineage Inc#	189,184	8,233,288
Information Technology Services – 3.8%
Amdocs Ltd	343,960	31,382,911
GoDaddy Inc*	208,239	37,495,514
		68,878,425
Insurance – 6.2%
Intact Financial Corp	273,326	63,563,952
Willis Towers Watson PLC	49,526	15,179,719
WR Berkley Corp	456,508	33,539,643
		112,283,314
Interactive Media & Services – 0.2%
Ziff Davis Inc*	123,950	3,751,966
Life Sciences Tools & Services – 4.2%
Avantor Inc*	566,864	7,629,989
Illumina Inc*	92,512	8,826,570
PerkinElmer Inc	416,798	40,312,703
Waters Corp*	54,541	19,036,991
		75,806,253
Machinery – 2.9%
Fortive Corp	381,140	19,868,828
Ingersoll Rand Inc	343,276	28,553,698
Ralliant Corp*	72,175	3,499,766
		51,922,292
Multi-Utilities – 2.6%
Ameren Corp	257,926	24,771,213
DTE Energy Co	160,736	21,291,091
		46,062,304
Oil, Gas & Consumable Fuels – 1.1%
ONEOK Inc	233,841	19,088,441
Professional Services – 8.0%
Broadridge Financial Solutions Inc	145,740	35,419,192
Ceridian HCM Holding Inc*	452,409	25,058,934
SS&C Technologies Holdings Inc	750,302	62,125,006
TransUnion	159,265	14,015,320
UL Solutions Inc - Class A	110,979	8,085,930
		144,704,382
Real Estate Management & Development – 1.4%
CoStar Group Inc*	233,212	18,750,245
FirstService Corp	35,090	6,127,416
		24,877,661
Road & Rail – 2.3%
JB Hunt Transport Services Inc	198,664	28,528,150
TFI International Inc	147,782	13,251,612
		41,779,762
Semiconductor & Semiconductor Equipment – 4.4%
KLA Corp	19,452	17,423,935
NXP Semiconductors NV	146,021	31,904,128
ON Semiconductor Corp*	584,223	30,619,127
		79,947,190
Software – 10.2%
AppLovin Corp - Class A*	133,104	46,597,049
Constellation Software Inc/Canada	24,617	90,274,386
Dynatrace Inc*	201,320	11,114,877
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
PTC Inc*	151,112	$26,042,642
Topicus.com Inc*	78,142	9,791,280
		183,820,234
Specialized Real Estate Investment Trusts (REITs) – 1.1%
Lamar Advertising Co	168,584	20,459,354
Specialty Retail – 2.1%
Burlington Stores Inc*	44,283	10,301,997
CarMax Inc*	287,418	19,317,364
Wayfair Inc - Class A*	166,695	8,524,782
		38,144,143
Textiles, Apparel & Luxury Goods – 1.1%
Gildan Activewear Inc	415,376	20,453,114
Trading Companies & Distributors – 2.7%
Ferguson Enterprises Inc	226,139	49,241,767
Total Common Stocks (cost $1,086,999,391)		1,742,809,806
Investment Companies – 3.1%
Money Markets – 3.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $55,092,589)	55,083,245	55,094,262
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	543,600	543,600
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 7/1/25	$135,900	135,900
Total Investments Purchased with Cash Collateral from Securities Lending (cost $679,500)		679,500
Total Investments (total cost $1,142,771,480) – 99.8%		1,798,583,568
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		2,706,606
Net Assets – 100%		$1,801,290,174

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,486,332,774	82.6%
Canada	224,934,546	12.5
Ireland	30,838,377	1.7
United Kingdom	29,882,522	1.7
Belgium	13,370,392	0.8
Denmark	13,224,957	0.7
Total	$1,798,583,568	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$64,355,503	$80,913,193	$(90,174,434)	$-	$-	$55,094,262	55,083,245	$1,338,158
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	$2,721,720	$59,481,497	$(61,659,617)	$-	$-	$543,600	543,600	$3,191 ∆
Total Affiliated Investments - 3.1%
	$67,077,223	$140,394,690	$(151,834,051)	$-	$-	$55,637,862	55,626,845	$1,341,349

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	9/18/25	(1,445,000)	$1,060,075	$(5,406)
Euro	9/18/25	5,604,000	(6,491,561)	143,095
				137,689
Barclays Capital, Inc.:
Canadian Dollar	9/18/25	(12,658,000)	9,310,853	(22,615)
Euro	9/18/25	(7,362,000)	8,531,172	(184,806)
				(207,421)
BNP Paribas:
Canadian Dollar	9/18/25	(3,026,000)	2,221,146	(10,097)
Euro	9/18/25	(1,812,000)	2,094,618	(50,635)
				(60,732)
Citibank, National Association:
Canadian Dollar	9/18/25	(18,887,000)	13,858,158	(68,308)
Euro	9/18/25	(1,558,087)	1,804,704	(39,939)
				(108,247)
Goldman Sachs & Co. LLC:
Canadian Dollar	9/18/25	3,554,000	(2,610,496)	10,071
Euro	9/18/25	(3,676,000)	4,257,984	(94,085)
				(84,014)
HSBC Securities (USA), Inc.:
Canadian Dollar	9/18/25	(14,207,536)	10,426,999	(49,031)
Euro	9/18/25	1,655,219	(1,915,810)	43,828
				(5,203)
JPMorgan Chase Bank, National Association:
Canadian Dollar	9/18/25	(21,016,000)	15,414,002	(82,297)
Euro	9/18/25	(6,485,130)	7,509,171	(168,667)
				(250,964)
Morgan Stanley & Co. International PLC:
Canadian Dollar	9/18/25	(2,258,464)	1,657,354	(7,940)
Euro	9/18/25	(2,298,000)	2,661,794	(58,841)
				(66,781)
State Street Bank and Trust Company:
Canadian Dollar	9/18/25	(11,397,500)	8,365,168	(38,861)
Euro	9/18/25	(12,054,000)	13,947,406	(323,497)
				(362,358)
Total				$(1,008,031)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.65%	Ryanair Holdings PLC	At Maturity	11/14/25	1,431,064	EUR	$693,148
Euro short-term rate + 0.695%	Ryanair Holdings PLC	At Maturity	2/6/26	2,079,639	EUR	574,880
Total						$1,268,028
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2025
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$196,994	$-	$196,994
Swaps - OTC, at value	-	1,268,028	$1,268,028
Total Asset Derivatives	$196,994	$1,268,028	$1,465,022
Liability Derivatives:
Forward foreign currency exchange contracts	$1,205,025	$-	$1,205,025
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s
Statement of Operations for the period ended June 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(253,452)	$-	$(253,452)
Swap contracts	-	19,312	$19,312
Total	$(253,452)	$19,312	$(234,140)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(6,932,794)	$-	$(6,932,794)
Swap contracts	-	1,088,081	$1,088,081
Total	$(6,932,794)	$1,088,081	$(5,844,713)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Portfolio’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$31,697,541
Average amounts sold - in USD	120,652,969
Total return swaps:
Average notional amount	4,951,901

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$143,095	$(5,406)	$—	$137,689
Goldman Sachs & Co. LLC	10,071	(10,071)	—	—
HSBC Securities (USA), Inc.	43,828	(43,828)	—	—
JPMorgan Chase Bank, National Association	657,152	—	(657,152)	—
UBS AG, London Branch	1,268,028	—	—	1,268,028
Total	$2,122,174	$(59,305)	$(657,152)	$1,405,717

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$5,406	$(5,406)	$—	$—
Barclays Capital, Inc.	207,421	—	—	207,421
BNP Paribas	60,732	—	—	60,732
Citibank, National Association	108,247	—	—	108,247
Goldman Sachs & Co. LLC	94,085	(10,071)	—	84,014
HSBC Securities (USA), Inc.	49,031	(43,828)	—	5,203
JPMorgan Chase Bank, National Association	250,964	—	—	250,964
Morgan Stanley & Co. International PLC	66,781	—	—	66,781
State Street Bank and Trust Company	362,358	—	—	362,358
Total	$1,205,025	$(59,305)	$—	$1,145,720

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson VIT Enterprise Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,742,809,806	$-	$-
Investment Companies	-	55,094,262	-
Investments Purchased with Cash Collateral from Securities Lending	-	679,500	-
Total Investments in Securities	$1,742,809,806	$55,773,762	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	196,994	-
OTC Swaps	-	1,268,028	-
Total Assets	$1,742,809,806	$57,238,784	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,205,025	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Aspen Series | 7

Janus Henderson VIT Enterprise Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $1,087,135,291)(1)	$1,742,945,706
Affiliated investments, at value (cost $55,636,189)	55,637,862
Forward foreign currency exchange contracts	196,994
Cash denominated in foreign currency (cost $84,657)	84,657
OTC swap contracts, at value (premium paid/received $0)	1,268,028
Trustees' deferred compensation	51,442
Receivables:
Investments sold	2,642,065
Portfolio shares sold	2,072,962
Dividends	1,268,803
Dividends from affiliates	182,069
Dividends and interest on swap contracts	44,342
Other assets	7,918
Total Assets	1,806,402,848
Liabilities:
Due to custodian	6,597
Collateral for securities loaned (Note 3)	679,500
Forward foreign currency exchange contracts	1,205,025
Payables:
Portfolio shares repurchased	1,674,515
Advisory fees	920,002
12b-1 Distribution and shareholder servicing fees	222,957
Investments purchased	143,512
Transfer agent fees and expenses	74,194
Trustees' deferred compensation fees	51,442
Professional fees	37,060
Trustees' fees and expenses	8,403
Affiliated portfolio administration fees payable	3,594
Custodian fees	981
Accrued expenses and other payables	84,892
Total Liabilities	5,112,674
Net Assets	$1,801,290,174
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,089,607,379
Total distributable earnings (loss)	711,682,795
Total Net Assets	$1,801,290,174
Net Assets - Institutional Shares	$681,407,395
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	8,497,158
Net Asset Value Per Share	$80.19
Net Assets - Service Shares	$1,119,882,779
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	15,902,583
Net Asset Value Per Share	$70.42

(1)	Includes $657,152 of securities on loan. See Note 3 in Notes to Financial Statements.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson VIT Enterprise Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2025

Investment Income:
Dividends	$7,520,526
Dividends from affiliates	1,338,158
Affiliated securities lending income, net	3,191
Unaffiliated securities lending income, net	899
Other income	3,164
Foreign tax withheld	(245,325)
Total Investment Income	8,620,613
Expenses:
Advisory fees	5,448,060
12b-1 Distribution and shareholder servicing fees:
Service Shares	1,311,035
Transfer agent administrative fees and expenses:
Institutional Shares	163,339
Service Shares	262,291
Other transfer agent fees and expenses:
Institutional Shares	5,741
Service Shares	4,843
Shareholder reports expense	29,891
Professional fees	28,440
Affiliated portfolio administration fees	21,281
Trustees' fees and expenses	17,028
Custodian fees	16,055
Registration fees	14,768
Other expenses	96,490
Total Expenses	7,419,262
Net Investment Income/(Loss)	1,201,351
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	59,768,185
Forward foreign currency exchange contracts	(253,452)
Swap contracts	19,312
Total Net Realized Gain/(Loss) on Investments	59,534,045
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	684,920
Forward foreign currency exchange contracts	(6,932,794)
Swap contracts	1,088,081
Total Change in Unrealized Net Appreciation/Depreciation	(5,159,793)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$55,575,603
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Enterprise Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2025 (unaudited)	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$1,201,351	$3,164,585
Net realized gain/(loss) on investments	59,534,045	136,378,554
Change in unrealized net appreciation/depreciation	(5,159,793)	96,059,131
Net Increase/(Decrease) in Net Assets Resulting from Operations	55,575,603	235,602,270
Dividends and Distributions to Shareholders:
Institutional Shares	(51,973,592)	(31,530,803)
Service Shares	(94,495,453)	(50,413,692)
Net Decrease from Dividends and Distributions to Shareholders	(146,469,045)	(81,944,495)
Capital Share Transactions:
Institutional Shares	29,031,903	(17,576,891)
Service Shares	107,372,810	67,133,613
Net Increase/(Decrease) from Capital Share Transactions	136,404,713	49,556,722
Net Increase/(Decrease) in Net Assets	45,511,271	203,214,497
Net Assets:
Beginning of period	1,755,778,903	1,552,564,406
End of period	$1,801,290,174	$1,755,778,903
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson VIT Enterprise Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$84.18	$76.52	$69.58	$100.51	$94.21	$85.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.27	0.36	0.20	0.22	0.20
Net realized and unrealized gain/(loss)	2.51	11.31	11.85	(16.86)	14.99	14.53
Total from Investment Operations	2.63	11.58	12.21	(16.66)	15.21	14.73
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.62)	(0.12)	(0.17)	(0.33)	(0.06)
Distributions (from capital gains)	(6.50)	(3.30)	(5.15)	(14.10)	(8.58)	(5.92)
Total Dividends and Distributions	(6.62)	(3.92)	(5.27)	(14.27)	(8.91)	(5.98)
Net Asset Value, End of Period	$80.19	$84.18	$76.52	$69.58	$100.51	$94.21
Total Return*	3.25%	15.61%	18.07%	(15.94)%	16.83%	19.47%
Net Assets, End of Period (in thousands)	$681,407	$683,126	$636,056	$565,810	$736,679	$768,141
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.71%	0.72%	0.72%	0.72%	0.71%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.72%	0.72%	0.72%	0.71%	0.72%
Ratio of Net Investment Income/(Loss)	0.29%	0.34%	0.49%	0.28%	0.22%	0.25%
Portfolio Turnover Rate	8%	14%	13%	15%	17%	16%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 11

Janus Henderson VIT Enterprise Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$74.72	$68.37	$62.78	$92.49	$87.46	$79.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.07	0.16	0.02	(0.03)	— (2)
Net realized and unrealized gain/(loss)	2.22	10.05	10.64	(15.57)	13.87	13.45
Total from Investment Operations	2.24	10.12	10.80	(15.55)	13.84	13.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.47)	(0.06)	(0.06)	(0.23)	—
Distributions (from capital gains)	(6.50)	(3.30)	(5.15)	(14.10)	(8.58)	(5.92)
Total Dividends and Distributions	(6.54)	(3.77)	(5.21)	(14.16)	(8.81)	(5.92)
Net Asset Value, End of Period	$70.42	$74.72	$68.37	$62.78	$92.49	$87.46
Total Return*	3.12%	15.32%	17.78%	(16.15)%	16.54%	19.18%
Net Assets, End of Period (in thousands)	$1,119,883	$1,072,653	$916,508	$807,716	$1,039,696	$922,221
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	0.97%	0.97%	0.96%	0.96%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.97%	0.97%	0.96%	0.96%	0.97%
Ratio of Net Investment Income/(Loss)	0.05%	0.09%	0.25%	0.03%	(0.03)%	0.00% (3)
Portfolio Turnover Rate	8%	14%	13%	15%	17%	16%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson VIT Enterprise Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the period ended June 30, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
Janus Aspen Series | 13

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Portfolio entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.
During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Portfolio entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Portfolio to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Portfolio will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery,
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
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Notes to Financial Statements (unaudited)
As of June 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $657,152. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2025 is $679,500, resulting in the net amount due the counterparty of $22,348.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Portfolio may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2025” table located in the Portfolio’s Schedule of Investments.
The Portfolio may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Portfolio may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Portfolio generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to these contracts. Certain securities may be segregated at the Portfolio’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Portfolio’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $30,086 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2025. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be
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considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2025, the Portfolio engaged in cross trades amounting to $448,572 in purchases.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,141,924,639	$768,766,333	$(112,107,404)	$656,658,929
Information on the tax components of derivatives as of June 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$1,465,022	$(1,205,025)	$259,997
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6. Capital Share Transactions
	Period ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	379,922	$31,701,986	742,662	$60,504,314
Reinvested dividends and distributions	657,810	51,973,592	408,918	31,530,803
Shares repurchased	(655,604)	(54,643,675)	(1,348,765)	(109,612,008)
Net Increase/(Decrease)	382,128	$29,031,903	(197,185)	$(17,576,891)
Service Shares:
Shares sold	1,276,922	$93,180,285	2,080,371	$151,812,306
Reinvested dividends and distributions	1,361,802	94,495,453	737,529	50,413,692
Shares repurchased	(1,091,308)	(80,302,928)	(1,866,996)	(135,092,385)
Net Increase/(Decrease)	1,547,416	$107,372,810	950,904	$67,133,613
7. Purchases and Sales of Investment Securities
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$139,041,799	$142,181,810	$-	$-
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including
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Notes to Financial Statements (unaudited)
disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
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• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
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Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-24-81116 08-25

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson VIT Flexible Bond Portfolio
Janus Aspen Series

Janus Henderson VIT Flexible Bond Portfolio

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 31.5%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.4920%, 9/15/34ž,‡	$629,029	$623,138
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	572,917	573,790
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 6.0426%, 6/15/40ž,‡	1,398,000	1,403,130
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 6.1425%, 6/15/40ž,‡	478,000	477,133
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	28,291	27,830
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	28,189	27,535
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	325,051	299,677
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	101,511	96,578
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	235,161	233,027
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,389,472	1,379,058
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	997,997	983,721
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	1,055,622	1,058,600
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	153,003	140,681
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5552%, 10/24/36ž,‡	726,000	727,672
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	25,703	25,656
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.4895%, 1/22/35ž,‡	1,571,653	1,575,643
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.8495%, 7/20/37ž,‡	270,000	271,195
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	441,000	363,891
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4931%, 1/27/50ž,‡	563,509	493,146
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.5072%, 11/27/48ž,‡	131,000	125,800
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.4144%, 11/27/48ž,‡	259,000	247,297
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	258,748
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	884,106	814,472
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	896,261	825,996
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	685,100	581,385
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.6461%, 7/15/37ž,‡	2,122,000	2,128,495
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.5118%, 3/15/42ž,‡	1,525,000	1,519,076
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	1,289,000	1,362,889
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,697,946	1,722,010
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	651,000	632,124
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	869,731	849,479
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	222,000	208,877
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	614,000	577,704
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.2265%, 2/15/36ž,‡	848,000	846,518
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.2265%, 2/15/36ž,‡	762,341	761,466
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.3762%, 9/15/36ž,‡	1,010,488	1,006,522
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.0762%, 9/15/36ž,‡	1,061,836	1,054,044
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0610%, 4/15/39ž,‡	825,529	824,445
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.2518%, 11/15/28ž,‡	$1,158,226	$1,158,223
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0008%, 11/15/28ž,‡	993,397	993,379
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8043%, 10/15/41ž,‡	1,611,423	1,613,269
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0030%, 8/15/39ž,‡	2,153,056	2,158,089
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9017%, 8/15/39ž,‡	663,972	665,060
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1933%, 10/15/41ž,‡	720,832	725,377
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.6046%, 12/15/39ž,‡	952,818	953,648
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.9541%, 12/15/39ž,‡	438,850	439,223
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.8032%, 7/15/29ž,‡	1,494,815	1,494,506
BX Commercial Mortgage Trust 2024-VLT5 A, 5.5908%, 11/13/46ž,‡	1,807,000	1,822,168
BX Commercial Mortgage Trust 2024-VLT5 B, 5.9949%, 11/13/46ž,‡	466,000	474,224
BX Commercial Mortgage Trust 2024-VLT5 C, 6.3984%, 11/13/46ž,‡	220,000	225,093
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.4787%, 2/15/35ž,‡	1,452,000	1,446,439
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.9419%, 7/15/42ž,‡	608,000	608,663
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 6.1919%, 7/15/42ž,‡	1,662,000	1,664,180
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.4556%, 3/15/30ž,‡	1,832,000	1,820,579
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.7052%, 3/15/30ž,‡	401,000	398,015
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.8398%, 10/19/37ž,‡	1,898,000	1,900,893
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.9535%, 8/15/41ž,‡	993,000	991,688
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6026%, 8/15/41ž,‡	729,739	739,431
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7111%, 1/22/35ž,‡	1,312,000	1,314,239
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.2811%, 1/22/35ž,‡	500,944	501,947
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9318%, 9/15/38ž,‡	1,282,000	1,283,155
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	134,918	134,637
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	1,132,822	1,091,978
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	415,619	390,438
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	1,014,864	1,017,981
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	2,995,882	3,002,561
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 2/25/50ž,‡	440,682	432,699
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.1410%, 1/23/35ž,‡	383,807	384,809
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	18,021	17,529
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	2,333,000	2,366,269
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	1,228,000	1,244,379
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	764,000	770,630
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3052%, 11/25/41ž,‡	1,910,143	1,923,263
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.1552%, 12/25/41ž,‡	$128,508	$128,265
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.9552%, 12/25/41ž,‡	711,000	714,830
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.4552%, 12/25/41ž,‡	2,186,000	2,245,136
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.3052%, 1/27/42ž,‡	804,000	822,332
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2052%, 4/25/42ž,‡	37,250	37,409
Connecticut Avenue Securities Trust 2022-R07 1M1, US 30 Day Average SOFR + 2.9500%, 7.2562%, 6/25/42ž,‡	242,601	248,666
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0052%, 7/27/43ž,‡	457,844	460,566
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.2562%, 9/25/43ž,‡	206,940	208,592
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8052%, 10/26/43ž,‡	410,885	412,179
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 1/25/44ž,‡	399,963	399,777
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.4562%, 3/25/44ž,‡	255,819	255,870
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4052%, 5/25/44ž,‡	335,575	335,528
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 7/25/44ž,‡	211,210	211,062
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4062%, 1/25/45ž,‡	240,848	240,979
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.4562%, 2/27/45ž,‡	475,492	475,954
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/45ž,‡	1,164,531	1,166,631
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,‡	844,000	848,215
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	250,784	253,178
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	1,452,000	1,094,421
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	41,102	41,221
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.8161%, 10/15/36ž,‡	994,000	995,491
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	266,395	265,931
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	399,174	404,237
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	570,666	562,411
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	742,000	722,637
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	1,761,000	1,682,472
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	206,594	206,952
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,014,152	1,053,851
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	1,183,000	1,125,476
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	647,734	653,415
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.5577%, 7/20/38ž,‡	1,362,000	1,362,000
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	12,030	12,011
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	715,411	644,510
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	748,176	670,364
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	539,383	548,548
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	525,977	535,562
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	335,670	339,063
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	691,243	686,636
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	748,121	751,522
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	795,527	817,991
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	520,000	519,993
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	584,607	559,811
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	$1,851,674	$1,567,116
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	958,000	957,805
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	168,221	166,710
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4052%, 9/25/41ž,‡	306,930	309,394
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.6552%, 12/25/41ž,‡	1,639,000	1,661,248
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4052%, 3/25/42ž,‡	196,408	197,568
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4062%, 4/27/43ž,‡	271,768	276,092
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3052%, 6/25/43ž,‡	43,496	43,764
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1552%, 11/25/43ž,‡	405,268	408,566
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/44ž,‡	644,487	645,327
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 10/25/44ž,‡	252,534	252,457
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 1/25/45ž,‡	483,556	483,810
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/45ž,‡	304,258	304,824
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.4552%, 2/27/45ž,‡	1,100,083	1,099,836
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	310,000	287,370
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,179,724	1,002,782
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	1,100,753	1,107,687
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.5955%, 1/20/39ž,‡	1,584,000	1,586,376
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.1218%, 3/1/28ž,‡	446,000	446,828
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0030%, 5/15/41ž,‡	1,795,000	1,800,038
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	363,895
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	610,450
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9646%, 11/25/41ž,‡	2,129,000	2,129,575
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.2410%, 1/23/35ž,‡	380,629	381,792
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	704,000	705,747
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,520,000	1,528,871
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	1,191,000	1,192,696
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	329,000	321,011
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	137,837	136,866
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	573,789	574,216
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.6118%, 3/15/42ž,‡	1,291,000	1,287,773
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	67,385	67,395
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9029%, 6/15/39ž,‡	1,192,215	1,192,681
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	170,940	170,231
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	183,306	185,702
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	376,000	377,859
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	387,030	390,830
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	493,034	498,705
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,506,328	1,512,510
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.5265%, 3/15/38ž,‡	112,353	111,719
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6070%, 5/15/39ž,‡	$1,237,000	$1,197,659
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	294,975	296,672
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.8605%, 10/16/37ž,‡	730,000	731,349
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6295%, 7/20/37ž,‡	2,161,667	2,168,399
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	1,160,000	1,160,000
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	91,627	91,809
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	627,690	580,305
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	820,847	759,151
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	457,753	389,339
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	475,123	464,796
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.2274%, 4/15/38ž,‡	208,720	208,715
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.7774%, 4/15/38ž,‡	763,763	763,842
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	444,427
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	581,218
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	582,765
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	873,235
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	1,390,830	1,390,830
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	129,775	127,048
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	942,258	938,619
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	584,000	583,675
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9531%, 3/15/41ž,‡	2,142,000	2,143,363
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	96,965	95,950
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	268,899	260,877
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	747,891	753,835
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.5438%, 7/19/38ž,‡	1,500,000	1,502,850
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8495%, 10/19/37ž,‡	1,058,000	1,059,651
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	685,244	671,460
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	301,000	298,927
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.8395%, 7/20/37ž,‡	503,005	503,779
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5298%, 10/17/36ž,‡	1,571,653	1,574,399
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8161%, 7/15/37ž,‡	250,000	250,399
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	290,724	246,712
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	769,570	649,769
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.4009%, 11/15/40ž,‡	225,015	225,014
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.5477%, 11/15/40ž,‡	259,122	259,143
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	741,453	716,128
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	833,535	805,443
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	365,244	365,350
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	312,190	303,677
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	681,305	649,820
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	1,044,882	976,166
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	$2,823,000	$2,854,240
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	2,082,000	2,105,644
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2311%, 1/22/35ž,‡	393,948	395,366
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	2,143,911	2,207,287
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	747,519	766,538
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	447,292	453,125
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	562,258	565,028
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	859,678	873,917
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,022,917	1,036,052
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.5118%, 3/15/35ž,‡	1,735,000	1,723,524
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.8540%, 11/15/34ž,‡	1,656,000	1,654,940
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	83,505	73,403
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.6495%, 7/21/37ž,‡	1,509,000	1,513,999
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3120%, 1/15/39ž,‡	696,000	693,223
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.1570%, 11/15/38ž,‡	126,665	126,587
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,125,945	1,024,744
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.6049%, 4/15/42ž,‡	473,000	472,117
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6395%, 10/21/37ž,‡	1,619,000	1,625,483
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	920,808	1,003,987
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	514,673	518,364
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	450,000	451,207
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	2,921,612	3,091,190
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	765,626	706,421
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	982,000	974,681
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	634,000	595,056
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.3265%, 7/15/39ž,‡	605,000	587,068
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8195%, 7/20/37ž,‡	613,178	614,039
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.6765%, 2/15/40ž,‡	87,933	87,942
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.3025%, 8/15/41ž,‡	2,266,971	2,257,180
Wells Fargo Commercial Mortgage Trust 2024-MGP B11, CME Term SOFR 1 Month + 2.4900%, 6.8018%, 8/15/41ž,‡	864,209	857,978
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.2704%, 3/15/38ž,‡	1,776,000	1,782,872
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	226,409	206,720
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	561,596	493,991
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	87,143	86,415
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	602,739	554,039
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	289,570	290,670
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	489,685	496,883
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	603,066	605,515
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	1,681,892	1,692,547
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	673,959	682,748
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,148,056	1,153,949
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	940,245	938,319
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,481,253	1,475,207
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	881,547	882,294
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	752,850	754,164
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	331,782	333,411
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	$949,181	$952,387
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	436,581	438,893
Woodward Capital Management 2025-CES5 A1A, 5.6870%, 5/25/55‡	539,353	543,771
Woodward Capital Management 2025-CES6 A1A, 5.4720%, 6/25/55ž,Ç	366,000	367,838
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $195,159,843)		194,654,454
Bank Loans and Mezzanine Loans – 2.7%
Capital Goods – 0.6%
EMRLD Borrower LP, CME Term SOFR 1 Month + 2.5000%, 6.8268%, 8/4/31‡	3,142,012	3,142,650
Quikrete Holdings Inc, CME Term SOFR 1 Month + 2.2500%, 6.5768%, 2/10/32‡	598,534	598,982
		3,741,632
Consumer Cyclical – 0.9%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2956%, 9/30/31‡	1,913,098	1,913,576
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/30/31ƒ,‡	956,551	956,790
Life Time Inc, CME Term SOFR 3 Month + 2.5000%, 6.7847%, 11/5/31‡	2,452,570	2,465,206
		5,335,572
Consumer Non-Cyclical – 0.2%
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5768%, 10/23/28‡	1,466,915	1,471,331
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.3268%, 9/30/31‡	944,860	945,270
Talen Energy Supply LLC, CME Term SOFR 3 Month + 2.5000%, 6.8077%, 12/13/31‡	461,681	463,779
		1,409,049
Technology – 0.1%
Clearwater Analytics LLC, CME Term SOFR 3 Month + 2.2500%, 6.5195%, 4/21/32‡	670,000	669,162
Transportation – 0.7%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0456%, 4/10/31‡	2,931,439	2,921,366
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.7500%, 6.9797%, 4/9/32‡	1,261,000	1,264,468
		4,185,834
Total Bank Loans and Mezzanine Loans (cost $16,782,705)		16,812,580
Corporate Bonds – 25.6%
Banking – 3.6%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	2,466,000	2,527,526
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	1,497,000	1,521,159
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	669,000	702,249
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	332,000	343,429
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	1,748,000	1,974,970
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	1,149,000	1,169,736
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	1,440,000	1,462,373
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	1,289,000	1,319,173
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	1,348,000	1,382,346
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	978,000	872,859
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	823,000	843,083
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	474,000	486,450
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	664,000	684,365
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	1,565,000	1,749,516
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	1,263,000	1,300,407
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	822,000	836,758
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	826,000	841,677
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	2,279,000	2,337,884
		22,355,960
Basic Industry – 0.7%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	2,186,000	2,159,727
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Novelis Corp, 3.2500%, 11/15/26ž	$924,000	$909,193
Verde Purchaser LLC, 10.5000%, 11/30/30ž	1,248,000	1,350,954
		4,419,874
Brokerage – 1.7%
Blue Owl Finance LLC, 6.2500%, 4/18/34	566,000	582,389
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	250,000	252,970
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35ž	305,000	312,937
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	1,487,000	1,564,557
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	1,793,000	1,810,116
LPL Holdings Inc, 4.0000%, 3/15/29ž	250,000	242,857
LPL Holdings Inc, 5.1500%, 6/15/30	854,000	864,589
LPL Holdings Inc, 6.0000%, 5/20/34	953,000	985,472
LPL Holdings Inc, 5.6500%, 3/15/35	1,474,000	1,481,994
LPL Holdings Inc, 5.7500%, 6/15/35	866,000	876,119
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32ž	1,311,000	1,324,187
		10,298,187
Capital Goods – 2.0%
Berry Global Inc, 5.8000%, 6/15/31	1,158,000	1,216,841
Berry Global Inc, 5.6500%, 1/15/34	826,000	852,417
Boeing Co/The, 5.1500%, 5/1/30	1,060,000	1,079,186
Boeing Co/The, 6.3880%, 5/1/31	990,000	1,063,947
Bombardier Inc, 7.4500%, 5/1/34ž	2,032,000	2,209,130
Ferguson Enterprises Inc, 5.0000%, 10/3/34	1,949,000	1,934,268
JH North America Holdings Inc, 5.8750%, 1/31/31ž	439,000	442,833
JH North America Holdings Inc, 6.1250%, 7/31/32ž	489,000	497,119
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	1,017,000	1,045,801
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	948,000	971,353
Vontier Corp, 2.9500%, 4/1/31	1,009,000	901,851
		12,214,746
Communications – 1.3%
AppLovin Corp, 5.3750%, 12/1/31	980,000	997,223
AppLovin Corp, 5.5000%, 12/1/34	1,490,000	1,512,790
AppLovin Corp, 5.9500%, 12/1/54	342,000	334,008
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	2,327,000	2,491,846
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	1,508,000	1,608,972
T-Mobile USA Inc, 5.1250%, 5/15/32	460,000	469,105
T-Mobile USA Inc, 5.3000%, 5/15/35	814,000	824,205
		8,238,149
Consumer Cyclical – 1.6%
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	2,020,898	2,125,227
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	1,025,000	1,027,141
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	346,000	365,251
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	341,000	358,867
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	500,000	518,918
General Motors Co, 5.6250%, 4/15/30	771,000	788,041
General Motors Co, 6.2500%, 4/15/35	500,000	514,419
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	101,109
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	707,000	755,193
KB Home, 4.0000%, 6/15/31	593,000	550,488
NCL Corporation Ltd, 6.7500%, 2/1/32ž	1,334,000	1,362,852
Taylor Morrison Communities Inc, 5.1250%, 8/1/30ž	1,396,000	1,391,094
		9,858,600
Consumer Non-Cyclical – 3.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	987,000	1,010,519
CVS Health Corp, 5.2500%, 2/21/33	183,000	184,223
CVS Health Corp, 5.7000%, 6/1/34	769,000	791,759
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
HCA Inc, 3.6250%, 3/15/32	$1,508,000	$1,390,958
HCA Inc, 5.6000%, 4/1/34	848,000	867,629
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	1,698,000	1,792,903
Mattel Inc, 3.7500%, 4/1/29ž	1,351,000	1,294,499
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	1,043,000	1,001,641
Solventum Corp, 5.4000%, 3/1/29	1,279,000	1,317,070
Solventum Corp, 5.4500%, 3/13/31	1,571,000	1,631,250
Solventum Corp, 5.6000%, 3/23/34	2,103,000	2,164,293
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	1,520,000	1,562,720
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	623,000	610,899
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	1,217,000	1,242,826
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	1,297,000	1,320,262
Universal Health Services Inc, 2.6500%, 10/15/30	848,000	756,092
		18,939,543
Electric – 1.5%
American Electric Power Co Inc, 5.6250%, 3/1/33	1,204,000	1,251,608
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 1.9610%, 6.5000%, 6/1/55‡	2,204,000	2,209,274
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	870,000	894,197
Liberty Utilities Co, 5.8690%, 1/31/34ž	1,076,000	1,096,751
NRG Energy Inc, 6.0000%, 2/1/33ž	606,000	612,039
PSEG Power LLC, 5.2000%, 5/15/30ž	1,048,000	1,069,426
PSEG Power LLC, 5.7500%, 5/15/35ž	1,384,000	1,425,327
Xcel Energy Inc, 5.6000%, 4/15/35	616,000	628,882
		9,187,504
Energy – 3.1%
Civitas Resources Inc, 8.6250%, 11/1/30ž	331,000	336,044
Civitas Resources Inc, 8.7500%, 7/1/31ž	613,000	619,810
Civitas Resources Inc, 9.6250%, 6/15/33ž	1,189,000	1,218,940
Columbia Pipelines Holding Company LLC, 5.0970%, 10/1/31ž	1,448,000	1,454,279
DT Midstream Inc, 4.1250%, 6/15/29ž	1,386,000	1,338,634
DT Midstream Inc, 4.3750%, 6/15/31ž	2,078,000	1,989,861
DT Midstream Inc, 4.3000%, 4/15/32ž	555,000	519,287
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	1,250,000	1,300,569
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	1,503,000	1,525,404
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	704,000	699,061
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	1,820,000	1,871,704
Occidental Petroleum Corp, 5.2000%, 8/1/29	594,000	595,910
Occidental Petroleum Corp, 8.8750%, 7/15/30	665,000	759,889
Occidental Petroleum Corp, 6.6250%, 9/1/30	473,000	500,141
Occidental Petroleum Corp, 6.1250%, 1/1/31	665,000	688,424
Occidental Petroleum Corp, 5.3750%, 1/1/32	1,114,000	1,104,833
Sunoco LP, 6.2500%, 7/1/33ž	1,136,000	1,154,970
Viper Energy Partners LP, 7.3750%, 11/1/31ž	1,396,000	1,481,275
		19,159,035
Finance Companies – 1.5%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	860,000	917,185
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	1,452,000	1,482,091
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	566,000	605,159
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,677,000	1,688,907
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	405,000	422,801
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	611,000	646,630
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000	139,111
Rocket Cos Inc, 6.1250%, 8/1/30ž	611,000	622,627
Rocket Cos Inc, 6.3750%, 8/1/33ž	2,561,000	2,620,417
		9,144,928
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	$909,000	$920,406
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	924,000	933,758
		1,854,164
Insurance – 2.0%
Aon North America Inc, 5.4500%, 3/1/34	1,208,000	1,240,844
Arthur J Gallagher & Co, 5.0000%, 2/15/32	207,000	209,791
Arthur J Gallagher & Co, 6.5000%, 2/15/34	652,000	715,330
Arthur J Gallagher & Co, 5.1500%, 2/15/35	518,000	518,244
Centene Corp, 4.2500%, 12/15/27	3,047,000	3,012,664
Health Care Service Corp, 5.2000%, 6/15/29ž	915,000	933,756
Health Care Service Corp, 5.4500%, 6/15/34ž	1,687,000	1,714,115
Health Care Service Corp, 5.8750%, 6/15/54ž	714,000	695,415
Humana Inc, 5.9500%, 3/15/34	2,414,000	2,509,915
UnitedHealth Group Inc, 5.1500%, 7/15/34	836,000	844,442
UnitedHealth Group Inc, 5.3000%, 6/15/35	271,000	276,209
		12,670,725
Professional Services – 0.8%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	4,633,000	4,701,982
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Trust I, 5.4900%, 3/15/28ž	2,070,000	2,096,303
Technology – 2.1%
CACI International Inc, 6.3750%, 6/15/33ž	530,000	546,932
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	916,000	934,399
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	419,000	395,838
Foundry JV Holdco LLC, 5.5000%, 1/25/31ž	348,000	356,942
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	754,000	781,658
Intel Corp, 2.4500%, 11/15/29	415,000	379,190
Intel Corp, 5.7000%, 2/10/53	1,085,000	1,009,743
Intel Corp, 5.6000%, 2/21/54	271,000	248,616
Keysight Technologies Inc, 4.9500%, 10/15/34	1,268,000	1,253,606
Marvell Technology Inc, 4.7500%, 7/15/30	448,000	449,984
Marvell Technology Inc, 5.4500%, 7/15/35	954,000	960,639
Molex Electronic Technologies LLC, 5.2500%, 4/30/32ž	879,000	891,937
MSCI Inc, 4.0000%, 11/15/29ž	2,203,000	2,131,809
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.7500%, 8/15/32ž	616,000	639,759
Synopsys Inc, 5.0000%, 4/1/32	2,056,000	2,082,592
Western Digital Corp, 4.7500%, 2/15/26	280,000	279,263
		13,342,907
Total Corporate Bonds (cost $155,075,296)		158,482,607
Mortgage-Backed Securities – 21.9%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	117,545	101,678
3.5000%, TBA, 30 Year Maturity	58,870	53,003
5.0000%, TBA, 30 Year Maturity	61,000	59,791
6.0000%, TBA, 30 Year Maturity	661,288	672,087
		886,559
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	57,267	55,059
BO4725, 2.5000%, 11/1/34	96,621	91,225
BO7717, 3.0000%, 11/1/34	13,487	12,979
BO5957, 3.0000%, 12/1/34	15,472	14,855
FS3713, 2.5000%, 12/1/36	1,087,814	1,022,741
995757, 6.0000%, 2/1/37	47,269	49,502
AL6997, 4.5000%, 11/1/42	33,724	33,475
AB7563, 3.0000%, 1/1/43	16,511	15,050
MA1363, 3.0000%, 2/1/43	16,230	14,734
AT2957, 3.0000%, 5/1/43	119,565	108,033
AL5942, 5.0000%, 7/1/44	245,530	246,511
AL5887, 4.5000%, 10/1/44	75,408	74,340
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
AL6542, 4.5000%, 3/1/45	$122,229	$120,499
AL6842, 4.0000%, 5/1/45	35,903	34,449
AL7381, 4.5000%, 6/1/45	60,918	59,942
BJ4559, 3.5000%, 1/1/48	86,745	80,015
BJ4566, 4.0000%, 1/1/48	648,159	616,121
CA4646, 3.0000%, 2/1/48	73,512	65,894
BK1964, 4.0000%, 3/1/48	193,019	183,421
BJ9181, 5.0000%, 5/1/48	58,995	58,989
MA3521, 4.0000%, 11/1/48	266,487	251,733
BN3899, 4.0000%, 12/1/48	39,407	37,225
FM3664, 4.0000%, 3/1/49	82,444	77,879
CA3683, 4.5000%, 6/1/49	14,651	14,220
BJ8459, 3.0000%, 8/1/49	134,421	116,547
CA4035, 4.5000%, 8/1/49	23,356	22,669
MA3774, 3.0000%, 9/1/49	70,306	61,668
BO2983, 3.0000%, 9/1/49	37,429	33,311
MA3908, 4.5000%, 1/1/50	32,713	31,753
CA5573, 4.0000%, 4/1/50	117,057	109,954
MA4079, 3.0000%, 7/1/50	1,070,015	936,556
BK2913, 2.5000%, 8/1/50	114,609	97,588
FM5076, 4.0000%, 8/1/50	99,268	93,245
FS2713, 4.5000%, 10/1/50	537,363	522,956
FS5362, 4.5000%, 12/1/50	775,389	752,630
FS2546, 4.0000%, 3/1/51	20,420	19,289
MA4378, 2.0000%, 7/1/51	3,481,401	2,770,449
FS0359, 2.5000%, 1/1/52	795,788	671,155
CB2681, 3.5000%, 1/1/52	321,960	294,924
FS5130, 2.5000%, 2/1/52	4,098,649	3,448,982
FS0662, 2.5000%, 2/1/52	3,761,455	3,170,024
CB2750, 2.5000%, 2/1/52	1,538,201	1,286,333
CB2891, 3.0000%, 2/1/52	1,031,235	903,660
BV2802, 3.0000%, 2/1/52	140,207	122,553
CB2907, 3.5000%, 2/1/52	864,981	792,278
FS5988, 2.5000%, 3/1/52	1,716,616	1,441,863
FS1081, 2.5000%, 3/1/52	1,617,955	1,358,506
CB3043, 2.5000%, 3/1/52	1,608,970	1,355,984
CB3042, 2.5000%, 3/1/52	594,714	501,870
BT2256, 2.5000%, 3/1/52	136,594	114,690
BV2965, 2.5000%, 3/1/52	116,178	97,548
BV5152, 2.5000%, 3/1/52	112,826	95,086
BV2962, 2.5000%, 3/1/52	47,213	39,761
BV4144, 3.0000%, 3/1/52	597,004	522,643
CB3123, 3.5000%, 3/1/52	2,053,030	1,877,880
FS1184, 3.5000%, 3/1/52	1,042,490	954,748
BV5379, 3.0000%, 4/1/52	518,583	456,553
BV5380, 3.0000%, 4/1/52	455,133	398,393
CB3240, 3.0000%, 4/1/52	126,318	110,551
BV5394, 3.5000%, 4/1/52	437,341	399,717
FS1869, 3.5000%, 4/1/52	299,685	274,118
BV5393, 3.5000%, 4/1/52	235,134	215,165
BV8485, 3.5000%, 4/1/52	143,823	131,451
FS1301, 3.5000%, 4/1/52	84,201	76,424
BV4203, 3.5000%, 4/1/52	81,370	74,466
BV8484, 3.5000%, 4/1/52	78,387	71,730
BV7632, 4.5000%, 4/1/52	67,013	64,309
BV6879, 4.5000%, 4/1/52	56,410	54,133
BW0081, 4.5000%, 4/1/52	31,882	30,593
BV7132, 4.5000%, 4/1/52	25,831	24,786
BW0072, 4.5000%, 4/1/52	23,672	22,717
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 11

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BV7131, 4.5000%, 4/1/52	$17,931	$17,207
FS6926, 2.5000%, 5/1/52	3,250,960	2,732,695
BV8544, 3.5000%, 5/1/52	220,032	201,087
CB3501, 3.5000%, 5/1/52	143,063	129,878
FS3377, 4.0000%, 5/1/52	292,751	276,543
BW0343, 4.5000%, 5/1/52	92,120	88,395
FS9074, 3.0000%, 6/1/52	1,752,877	1,528,958
FS5668, 3.0000%, 6/1/52	802,853	700,294
FS9620, 3.0000%, 6/1/52	483,049	422,246
FS3160, 3.0000%, 6/1/52	142,476	124,504
CB3837, 3.5000%, 6/1/52	1,334,609	1,220,440
FS2144, 3.5000%, 6/1/52	748,753	685,560
FS5339, 3.0000%, 7/1/52	728,153	636,387
FS5491, 3.0000%, 7/1/52	614,198	536,722
CB4076, 3.5000%, 7/1/52	193,084	176,567
CB4329, 3.5000%, 7/1/52	65,435	59,907
BW0972, 4.5000%, 7/1/52	352,825	339,195
CB4320, 3.5000%, 8/1/52	130,881	119,674
BW7369, 5.0000%, 10/1/52	309,288	305,847
BW1288, 5.0000%, 10/1/52	138,044	136,433
BT8021, 5.0000%, 1/1/53	207,691	205,329
BX5759, 5.0000%, 1/1/53	70,872	70,033
BX5969, 5.0000%, 2/1/53	84,827	83,849
BX8071, 5.0000%, 3/1/53	51,782	51,084
BX7860, 5.5000%, 3/1/53	91,483	92,545
BX9351, 5.0000%, 4/1/53	100,776	99,417
BY0782, 5.5000%, 4/1/53	52,129	52,728
BY1920, 5.0000%, 5/1/53	51,363	50,667
BY1896, 5.5000%, 5/1/53	95,789	96,883
BY0866, 5.5000%, 5/1/53	49,447	50,012
BY3263, 5.0000%, 6/1/53	73,476	72,472
BY2783, 5.0000%, 6/1/53	61,946	61,103
FS5292, 5.5000%, 6/1/53	1,779,432	1,803,312
BY4284, 5.5000%, 6/1/53	29,306	29,717
CB6686, 4.5000%, 7/1/53	367,737	356,301
FS9027, 5.5000%, 7/1/53	3,319,063	3,357,632
BY6374, 5.5000%, 7/1/53	84,095	85,044
BY7004, 5.5000%, 7/1/53	39,593	40,141
CB6851, 4.5000%, 8/1/53	250,048	242,253
BY6690, 5.0000%, 8/1/53	60,850	60,124
CB7112, 5.5000%, 9/1/53	1,429,317	1,447,372
CB7430, 5.5000%, 11/1/53	517,193	525,951
FS8037, 6.0000%, 1/1/54	491,520	508,406
CB8221, 5.5000%, 3/1/54	2,327,872	2,340,223
CB8134, 5.5000%, 3/1/54	958,683	974,652
FS7607, 6.0000%, 3/1/54	422,945	436,417
FS7643, 6.0000%, 4/1/54	1,025,446	1,057,867
CB8543, 6.0000%, 5/1/54	1,638,028	1,684,626
CB8818, 5.0000%, 7/1/54	578,418	570,281
FS9246, 5.5000%, 10/1/54	407,451	411,887
CB9612, 5.5000%, 12/1/54	1,391,366	1,397,656
BF0130, 3.5000%, 8/1/56	1,339,989	1,211,027
BF0167, 3.0000%, 2/1/57	921,196	788,684
BF0189, 3.0000%, 6/1/57	4,410	3,763
BF0619, 2.5000%, 3/1/62	3,260,288	2,620,616
BF0598, 2.5000%, 3/1/62	652,970	535,540
		64,277,253
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	85,670	81,033
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	$476,685	$464,508
ZK8962, 3.0000%, 9/1/32	107,941	104,507
ZK9009, 3.0000%, 10/1/32	34,128	33,008
ZK9163, 3.0000%, 1/1/33	67,839	65,649
SB0040, 2.5000%, 12/1/33	599,131	576,385
QN0786, 3.0000%, 10/1/34	154,027	148,041
QN0783, 3.0000%, 10/1/34	66,147	63,512
QN0951, 2.5000%, 11/1/34	98,316	92,916
SB0116, 2.5000%, 11/1/34	69,898	66,046
SB0866, 2.5000%, 6/1/37	1,271,709	1,188,727
ZS3695, 6.0000%, 4/1/40	65,619	68,845
ZT1145, 4.5000%, 5/1/44	51,174	50,354
ZT1173, 4.0000%, 2/1/46	218,654	207,490
ZM1434, 3.5000%, 7/1/46	147,186	136,100
ZT1633, 4.0000%, 3/1/47	47,517	45,258
ZM5707, 3.5000%, 2/1/48	80,154	73,661
ZM6276, 4.0000%, 4/1/48	201,032	190,892
ZM7182, 4.5000%, 7/1/48	41,707	40,589
ZM7926, 5.0000%, 9/1/48	10,888	10,836
ZT1320, 4.0000%, 11/1/48	23,865	22,544
SI2017, 4.0000%, 12/1/48	284,677	268,918
ZA7158, 4.5000%, 6/1/49	20,812	20,074
RA1087, 4.5000%, 7/1/49	148,529	143,267
RA1088, 4.5000%, 7/1/49	26,790	26,002
QA2159, 3.0000%, 8/1/49	38,493	33,374
RA1188, 4.5000%, 8/1/49	146,942	141,736
QA4936, 3.0000%, 12/1/49	93,921	82,382
QA5622, 3.0000%, 12/1/49	50,776	44,538
RA1999, 4.5000%, 1/1/50	98,845	95,343
SD8040, 4.5000%, 1/1/50	24,932	24,200
SD1551, 4.0000%, 3/1/50	275,169	259,934
QB1708, 2.5000%, 8/1/50	61,596	52,467
QB2976, 2.5000%, 8/1/50	24,215	20,619
QB3353, 2.5000%, 9/1/50	108,233	92,125
SD1143, 4.5000%, 9/1/50	816,836	794,937
RA5285, 2.5000%, 5/1/51	1,114,612	934,863
QC5848, 2.5000%, 8/1/51	3,050,157	2,556,382
RA5906, 2.5000%, 9/1/51	1,884,974	1,585,057
SD0688, 2.5000%, 10/1/51	2,278,608	1,914,610
SD7548, 2.5000%, 11/1/51	638,237	539,267
QD6087, 2.5000%, 1/1/52	241,223	203,921
QD4842, 2.5000%, 1/1/52	154,505	130,565
QD7069, 2.5000%, 2/1/52	368,252	310,350
QD9513, 2.5000%, 2/1/52	240,625	201,241
QD6554, 3.0000%, 2/1/52	169,508	148,414
QD6555, 3.0000%, 2/1/52	109,950	96,823
SD0931, 2.5000%, 3/1/52	2,220,815	1,863,300
QD8288, 2.5000%, 3/1/52	63,711	53,494
QD9182, 3.0000%, 3/1/52	194,640	171,380
QE0318, 4.5000%, 3/1/52	15,039	14,432
SD0943, 3.5000%, 4/1/52	348,524	319,230
QE0354, 3.5000%, 4/1/52	157,910	144,325
QE1072, 3.5000%, 4/1/52	154,409	141,126
QE1073, 3.5000%, 4/1/52	48,653	44,521
QD9191, 3.5000%, 4/1/52	40,886	37,416
SD8212, 2.5000%, 5/1/52	2,622,175	2,182,457
SD3493, 2.5000%, 5/1/52	926,050	778,691
SD1041, 3.0000%, 6/1/52	2,226,697	1,961,966
SD3523, 3.0000%, 6/1/52	1,530,619	1,337,367
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 13

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
SD7023, 3.0000%, 6/1/52	$600,375	$523,668
SD1840, 3.0000%, 6/1/52	425,373	371,716
SD1150, 3.5000%, 6/1/52	1,351,239	1,237,666
QF0488, 5.5000%, 9/1/52	328,897	331,995
QF2386, 5.0000%, 10/1/52	595,355	587,700
QF2145, 5.0000%, 10/1/52	19,078	18,833
QF2437, 5.5000%, 10/1/52	23,343	23,755
QF7813, 5.0000%, 1/1/53	40,983	40,513
QF6841, 5.0000%, 1/1/53	35,741	35,274
QF9871, 5.0000%, 3/1/53	150,580	148,550
QF8398, 5.0000%, 3/1/53	147,626	145,645
QG1442, 5.0000%, 4/1/53	163,601	160,883
QG2380, 5.0000%, 5/1/53	345,636	340,933
QG3598, 5.0000%, 5/1/53	204,528	201,745
QG3742, 5.0000%, 5/1/53	36,753	36,253
SD2897, 5.5000%, 5/1/53	278,955	280,670
QG2543, 5.5000%, 5/1/53	145,792	147,455
QG3917, 5.0000%, 6/1/53	758,337	748,017
QG4742, 5.0000%, 6/1/53	136,453	134,142
QG5161, 5.0000%, 6/1/53	127,736	125,529
QG5055, 5.0000%, 6/1/53	109,231	107,381
QG4676, 5.0000%, 6/1/53	51,865	50,969
QG3912, 5.5000%, 6/1/53	481,462	486,957
QG4741, 5.5000%, 6/1/53	77,436	77,545
QG6693, 5.5000%, 7/1/53	377,598	381,857
QG7441, 5.5000%, 7/1/53	205,044	207,356
SD4294, 5.5000%, 9/1/53	371,709	377,868
RA9851, 6.0000%, 9/1/53	2,930,878	3,014,101
SD4009, 6.0000%, 9/1/53	856,405	884,097
SD4668, 6.0000%, 10/1/53	1,524,069	1,558,790
SD4247, 6.5000%, 11/1/53	893,883	935,830
SD5067, 5.5000%, 3/1/54	372,955	377,551
QI2699, 5.5000%, 4/1/54	253,703	258,288
RJ1341, 6.0000%, 4/1/54	1,191,524	1,225,420
RJ2292, 5.5000%, 9/1/54	1,039,948	1,051,592
RJ2663, 5.0000%, 10/1/54	444,612	438,358
RJ3021, 5.5000%, 12/1/54	2,720,500	2,732,798
SL1226, 5.5000%, 5/1/55	2,492,999	2,522,587
RJ4363, 5.5000%, 6/1/55	746,000	755,604
		46,506,873
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	3,288,763	2,794,255
3.5000%, TBA, 30 Year Maturity	5,935,736	5,395,014
4.0000%, TBA, 30 Year Maturity	158,727	147,537
5.0000%, TBA, 30 Year Maturity	982,425	964,955
		9,301,761
Ginnie Mae I Pool:
784059, 4.0000%, 1/15/45	776,712	740,990
784182, 4.5000%, 8/15/46	1,000,686	978,036
BC7161, 4.0000%, 8/15/47	37,411	35,494
BD7109, 4.0000%, 11/15/47	27,703	26,283
BD7135, 4.0000%, 12/15/47	95,906	90,904
		1,871,707
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	1,741,900	1,562,709
BB9817, 4.0000%, 8/20/47	98,048	92,899
BB9835, 4.0000%, 8/20/47	25,503	24,164
BB9814, 4.0000%, 8/20/47	9,800	9,286
MA5021, 4.5000%, 2/20/48	119,696	117,045
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
MA5192, 4.0000%, 5/20/48	$153,671	$144,952
BH3673, 4.5000%, 5/20/48	111,861	108,735
BH3672, 4.5000%, 5/20/48	35,834	34,832
MA5264, 4.0000%, 6/20/48	226,558	213,703
MA5400, 5.0000%, 8/20/48	193,694	193,330
MA5930, 3.5000%, 5/20/49	2,285,654	2,104,218
MA7255, 2.5000%, 3/20/51	2,212,409	1,881,193
MA7313, 3.0000%, 4/20/51	1,167,270	1,033,712
MA7473, 3.0000%, 7/20/51	1,095,968	970,315
MA7535, 3.0000%, 8/20/51	3,009,214	2,663,973
785843, 2.5000%, 1/20/52	1,864,626	1,565,060
		12,720,126
Total Mortgage-Backed Securities (cost $138,862,440)		135,645,312
United States Treasury Notes/Bonds – 15.9%
3.7500%, 6/30/27	6,431,000	6,435,019
3.8750%, 6/15/28	8,232,000	8,275,733
4.0000%, 5/31/30	28,837,000	29,116,358
4.1250%, 5/31/32	751,000	757,337
4.2500%, 5/15/35	30,290,200	30,337,528
5.0000%, 5/15/45	10,535,000	10,821,420
4.6250%, 2/15/55	12,598,000	12,263,366
Total United States Treasury Notes/Bonds (cost $96,803,127)		98,006,761
Investment Companies£ – 4.6%
Exchange-Traded Funds (ETFs) – 0.7%
Janus Henderson Emerging Markets Debt Hard Currency	84,000	4,346,933
Money Markets – 3.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº	23,895,066	23,899,845
Total Investment Companies (cost $28,162,834)		28,246,778
Total Investments (total cost $630,846,245) – 102.2%		631,848,492
Liabilities, net of Cash, Receivables and Other Assets – (2.2)%		(13,355,352)
Net Assets – 100%		$618,493,140

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$617,136,615	97.7%
Israel	4,736,707	0.7
Canada	3,143,529	0.5
Australia	2,159,727	0.3
Luxembourg	1,913,576	0.3
Ireland	1,688,907	0.3
United Kingdom	1,069,431	0.2
Total	$631,848,492	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 15

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 4.6%
Exchange-Traded Funds (ETFs) - 0.7%
Janus Henderson Emerging Markets Debt Hard Currency
	$-	$4,263,841	$-	$-	$83,092	$4,346,933	84,000	$19,545
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	34,420,158	126,699,464	(137,219,777)	1,105	(1,105)	23,899,845	23,895,066	574,024
Total Investment Companies - 4.6%
	$34,420,158	$130,963,305	$(137,219,777)	$1,105	$81,987	$28,246,778	23,979,066	$593,569
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	179,720	62,318,446	(62,498,166)	-	-	-	-	5,657 ∆
Total Affiliated Investments - 4.6%
	$34,599,878	$193,281,751	$(199,717,943)	$1,105	$81,987	$28,246,778	23,979,066	$599,226

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	405	10/3/25	$84,249,492	$199,381
5 Year US Treasury Note	962	10/3/25	104,858,000	1,077,603
Ultra Long Term US Treasury Bond	217	9/30/25	25,850,125	511,668
US Treasury Long Bond	356	9/30/25	41,106,875	1,172,775
Total - Futures Long				2,961,427
Futures Short:
10 Year US Treasury Note	132	9/30/25	(14,800,500)	(230,737)
Ultra 10 Year Treasury Note	351	9/30/25	(40,107,234)	(382,738)
Total - Futures Short				(613,475)
Total				$2,347,952
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2025
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$2,961,427
Liability Derivatives:
*Futures contracts	$613,475

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2025
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s
Statement of Operations for the period ended June 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(3,008,303)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$5,374,378
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Futures contracts:
Average notional amount of contracts - long	$257,104,774
Average notional amount of contracts - short	45,306,996
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 17

Janus Henderson VIT Flexible Bond Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$253,134,554, which represents 40.9% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2025.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$300,954	$298,927	0.0%
The Portfolio has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.
18 | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$194,654,454	$-
Bank Loans and Mezzanine Loans	-	16,812,580	-
Corporate Bonds	-	158,482,607	-
Mortgage-Backed Securities	-	135,645,312	-
United States Treasury Notes/Bonds	-	98,006,761	-
Investment Companies	4,346,933	23,899,845	-
Total Investments in Securities	$4,346,933	$627,501,559	$-
Other Financial Instruments(a):
Futures Contracts	2,961,427	-	-
Total Assets	$7,308,360	$627,501,559	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$613,475	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Aspen Series | 19

Janus Henderson VIT Flexible Bond Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $602,683,411)	$603,601,714
Affiliated investments, at value (cost $28,162,834)	28,246,778
Cash	61,457
Deposits with brokers for futures	3,220,000
Variation margin receivable on futures contracts	697,033
Trustees' deferred compensation	17,647
Receivables:
Investments sold	23,320,356
Interest	3,917,274
Portfolio shares sold	916,834
Dividends from affiliates	82,596
Other assets	3,451
Total Assets	664,085,140
Liabilities:
Variation margin payable on futures contracts	130,369
Payables:
Investments purchased	34,519,053
TBA investments purchased	10,048,872
Portfolio shares repurchased	331,100
Advisory fees	219,703
12b-1 Distribution and shareholder servicing fees	102,446
Professional fees	44,113
Transfer agent fees and expenses	25,918
Trustees' deferred compensation fees	17,647
Trustees' fees and expenses	3,031
Custodian fees	1,650
Affiliated portfolio administration fees payable	1,252
Accrued expenses and other payables	146,846
Total Liabilities	45,592,000
Commitments and contingent liabilities (Note 4)
Net Assets	$618,493,140
Net Assets Consist of:
Capital (par value and paid-in surplus)	$715,911,892
Total distributable earnings (loss)	(97,418,752)
Total Net Assets	$618,493,140
Net Assets - Institutional Shares	$113,280,420
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	11,449,359
Net Asset Value Per Share	$9.89
Net Assets - Service Shares	$505,212,720
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	45,653,630
Net Asset Value Per Share	$11.07
See Notes to Financial Statements.
20 | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2025

Investment Income:
Interest	$15,694,608
Dividends from affiliates	593,569
Affiliated securities lending income, net	5,657
Unaffiliated securities lending income, net	1,485
Other income	90,255
Total Investment Income	16,385,574
Expenses:
Advisory fees	1,512,273
12b-1 Distribution and shareholder servicing fees:
Service Shares	621,043
Transfer agent administrative fees and expenses:
Institutional Shares	27,383
Service Shares	124,209
Other transfer agent fees and expenses:
Institutional Shares	1,080
Service Shares	2,548
Non-affiliated portfolio administration fees	85,116
Professional fees	32,691
Shareholder reports expense	15,313
Registration fees	8,141
Affiliated portfolio administration fees	7,579
Trustees' fees and expenses	6,066
Custodian fees	5,772
Other expenses	100,218
Total Expenses	2,549,432
Less: Excess Expense Reimbursement and Waivers	(189,584)
Net Expenses	2,359,848
Net Investment Income/(Loss)	14,025,726
Net Realized Gain/(Loss) on Investments:
Investments	(1,027,230)
Investments in affiliates	1,105
Futures contracts	(3,008,303)
Total Net Realized Gain/(Loss) on Investments	(4,034,428)
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	9,539,609
Investments in affiliates	81,987
Futures contracts	5,374,378
Total Change in Unrealized Net Appreciation/Depreciation	14,995,974
Net Increase/(Decrease) in Net Assets Resulting from Operations	$24,987,272
See Notes to Financial Statements.
Janus Aspen Series | 21

Janus Henderson VIT Flexible Bond Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2025 (unaudited)	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$14,025,726	$28,217,698
Net realized gain/(loss) on investments	(4,034,428)	(3,252,473)
Change in unrealized net appreciation/depreciation	14,995,974	(14,489,002)
Net Increase/(Decrease) in Net Assets Resulting from Operations	24,987,272	10,476,223
Dividends and Distributions to Shareholders:
Institutional Shares	(2,954,632)	(5,594,686)
Service Shares	(11,266,016)	(21,282,595)
Net Decrease from Dividends and Distributions to Shareholders	(14,220,648)	(26,877,281)
Capital Share Transactions:
Institutional Shares	(2,690,037)	2,037,304
Service Shares	(10,496,713)	35,040,967
Net Increase/(Decrease) from Capital Share Transactions	(13,186,750)	37,078,271
Net Increase/(Decrease) in Net Assets	(2,420,126)	20,677,213
Net Assets:
Beginning of period	620,913,266	600,236,053
End of period	$618,493,140	$620,913,266
See Notes to Financial Statements.
22 | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.75	$10.06	$9.94	$12.05	$12.75	$11.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.48	0.41	0.26	0.21	0.28
Net realized and unrealized gain/(loss)	0.16	(0.29)	0.14	(1.90)	(0.33)	0.96
Total from Investment Operations	0.40	0.19	0.55	(1.64)	(0.12)	1.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.50)	(0.43)	(0.27)	(0.25)	(0.37)
Distributions (from capital gains)	—	—	—	(0.20)	(0.33)	—
Total Dividends and Distributions	(0.26)	(0.50)	(0.43)	(0.47)	(0.58)	(0.37)
Net Asset Value, End of Period	$9.89	$9.75	$10.06	$9.94	$12.05	$12.75
Total Return*	4.18%	1.86%	5.61%	(13.66)%	(0.90)%	10.48%
Net Assets, End of Period (in thousands)	$113,280	$114,306	$115,746	$107,682	$136,115	$145,792
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.63%	0.63%	0.64%	0.60%	0.59%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.57%	0.58%	0.59%
Ratio of Net Investment Income/(Loss)	4.80%	4.81%	4.07%	2.37%	1.72%	2.28%
Portfolio Turnover Rate(2)	78%	188%	203%	182%	160%	139%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Aspen Series | 23

Janus Henderson VIT Flexible Bond Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.87	$11.16	$10.99	$13.27	$13.99	$12.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.51	0.42	0.25	0.20	0.28
Net realized and unrealized gain/(loss)	0.20	(0.33)	0.15	(2.09)	(0.37)	1.05
Total from Investment Operations	0.45	0.18	0.57	(1.84)	(0.17)	1.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.47)	(0.40)	(0.24)	(0.22)	(0.33)
Distributions (from capital gains)	—	—	—	(0.20)	(0.33)	—
Total Dividends and Distributions	(0.25)	(0.47)	(0.40)	(0.44)	(0.55)	(0.33)
Net Asset Value, End of Period	$11.07	$10.87	$11.16	$10.99	$13.27	$13.99
Total Return*	4.18%	1.63%	5.29%	(13.90)%	(1.18)%	10.33%
Net Assets, End of Period (in thousands)	$505,213	$506,608	$484,490	$444,824	$547,915	$493,364
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.87%	0.88%	0.84%	0.84%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.82%	0.82%	0.82%	0.82%	0.84%
Ratio of Net Investment Income/(Loss)	4.56%	4.56%	3.83%	2.12%	1.47%	2.03%
Portfolio Turnover Rate(2)	78%	188%	203%	182%	160%	139%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
24 | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson VIT Flexible Bond Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the period ended June 30, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they
Janus Aspen Series | 25

Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements (unaudited)
use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against
26 | June 30, 2025

Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements (unaudited)
the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
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Notes to Financial Statements (unaudited)
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective
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Notes to Financial Statements (unaudited)
through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Portfolio purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Portfolio may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the
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Notes to Financial Statements (unaudited)
Portfolio invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Portfolio may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Portfolio is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Loans
The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of June 30, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the
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Notes to Financial Statements (unaudited)
Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not
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Notes to Financial Statements (unaudited)
require the delivery of a specific security, the characteristics of the security delivered to the Portfolio may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Portfolio enters into a Master Securities Forward Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Portfolio’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the other party to a transaction fails to deliver the securities, the Portfolio could miss a favorable price or yield opportunity. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Portfolio could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it
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Notes to Financial Statements (unaudited)
will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of June 30, 2025.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Portfolio	Contractual Investment Advisory Fee (%)
First $300 Million	0.55
Over $300 Million	0.45
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The Portfolio’s actual investment advisory fee rate for the reporting period was 0.50% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, excluding the 12b-1 distribution and shareholder servicing fees (applicable to Service Shares), transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.52% of the Portfolio’s average daily net assets for at least a one-year period commencing on April 30, 2025. If applicable, amounts waived and/or reimbursed to the Portfolio by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Portfolio invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing April 30, 2025. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the period ended June 30, 2025, the Adviser waived $1,825 of the Portfolio’s management fee, attributable to the Portfolio’s investment in the Janus Henderson Emerging Markets Debt Hard Currency ETF.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $30,086 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2025. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account
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Notes to Financial Statements (unaudited)
then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended December 31, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(56,071,552)	$(47,447,375)	$(103,518,927)
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Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$630,708,294	$7,466,975	$(6,326,777)	$1,140,198
Information on the tax components of derivatives as of June 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$2,961,427	$(613,475)	$2,347,952
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6. Capital Share Transactions
	Period ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	1,050,833	$10,427,900	2,373,624	$23,606,494
Reinvested dividends and distributions	301,801	2,954,632	567,683	5,594,686
Shares repurchased	(1,627,775)	(16,072,569)	(2,726,856)	(27,163,876)
Net Increase/(Decrease)	(275,141)	$(2,690,037)	214,451	$2,037,304
Service Shares:
Shares sold	2,733,760	$30,142,333	8,421,397	$93,377,042
Reinvested dividends and distributions	1,028,860	11,266,016	1,938,060	21,282,595
Shares repurchased	(4,694,116)	(51,905,062)	(7,171,510)	(79,618,670)
Net Increase/(Decrease)	(931,496)	$(10,496,713)	3,187,947	$35,040,967
7. Purchases and Sales of Investment Securities
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$178,874,958	$189,680,880	$287,712,350	$268,690,834
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
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Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
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Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Notes
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Notes
Janus Aspen Series | 45

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-24-81114 08-25

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson VIT Forty Portfolio
Janus Aspen Series

Janus Henderson VIT Forty Portfolio

Janus Henderson VIT Forty Portfolio
Schedule of Investments (unaudited)
June 30, 2025

	Shares	Value
Common Stocks – 99.5%
Aerospace & Defense – 4.2%
Boeing Co*	55,144	$11,554,322
Howmet Aerospace Inc	216,366	40,272,204
		51,826,526
Beverages – 2.0%
Monster Beverage Corp*	392,333	24,575,739
Biotechnology – 3.5%
Argenx SE (ADR)*	31,011	17,093,883
Madrigal Pharmaceuticals Inc*	32,463	9,824,602
Vaxcyte Inc*	116,044	3,772,591
Vertex Pharmaceuticals Inc*	27,799	12,376,115
		43,067,191
Capital Markets – 3.4%
Blackstone Group Inc	173,087	25,890,354
Intercontinental Exchange Inc	92,981	17,059,224
		42,949,578
Diversified Financial Services – 3.7%
Mastercard Inc - Class A	83,141	46,720,254
Electrical Equipment – 1.9%
Eaton Corp PLC	65,016	23,210,062
Health Care Providers & Services – 1.4%
UnitedHealth Group Inc	56,967	17,771,995
Hotels, Restaurants & Leisure – 9.1%
Booking Holdings Inc	5,841	33,814,951
Chipotle Mexican Grill Inc*	318,044	17,858,170
DoorDash Inc - Class A*	80,755	19,906,915
DraftKings Inc*	694,899	29,804,218
Las Vegas Sands Corp	277,813	12,087,644
		113,471,898
Information Technology Services – 1.4%
Shopify Inc*	155,974	17,991,601
Interactive Media & Services – 7.8%
Alphabet Inc - Class C	176,977	31,393,950
Meta Platforms Inc - Class A	88,546	65,354,917
		96,748,867
Life Sciences Tools & Services – 2.0%
Danaher Corp	128,772	25,437,621
Multiline Retail – 10.9%
Amazon.com Inc*	475,108	104,233,944
MercadoLibre Inc*	12,025	31,428,901
		135,662,845
Pharmaceuticals – 2.8%
Eli Lilly & Co	45,454	35,432,757
Semiconductor & Semiconductor Equipment – 20.9%
Broadcom Inc	256,923	70,820,825
Marvell Technology Inc	415,978	32,196,697
NVIDIA Corp	752,761	118,928,710
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	174,275	39,471,545
		261,417,777
Software – 19.5%
Datadog Inc - Class A*	245,398	32,964,313
HubSpot Inc*	16,553	9,213,896
Microsoft Corp	292,463	145,474,021
Oracle Corp	255,614	55,884,889
		243,537,119
Specialized Real Estate Investment Trusts (REITs) – 1.3%
American Tower Corp	75,258	16,633,523
Technology Hardware, Storage & Peripherals – 3.7%
Apple Inc	223,073	45,767,887
Total Common Stocks (cost $668,222,685)		1,242,223,240
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson VIT Forty Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares	Value
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $7,532,430)	7,530,924	$7,532,430
Total Investments (total cost $675,755,115) – 100.1%		1,249,755,670
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,102,359)
Net Assets – 100%		$1,248,653,311

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,143,769,740	91.5%
Taiwan	39,471,545	3.2
Argentina	31,428,901	2.5
Canada	17,991,601	1.4
Belgium	17,093,883	1.4
Total	$1,249,755,670	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$15,759,577	$97,040,562	$(105,267,709)	$-	$-	$7,532,430	7,530,924	$268,379
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	-	48,354,898	(48,354,898)	-	-	-	-	2,431 ∆
Total Affiliated Investments - 0.6%
	$15,759,577	$145,395,460	$(153,622,607)	$-	$-	$7,532,430	7,530,924	$270,810
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson VIT Forty Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,242,223,240	$-	$-
Investment Companies	-	7,532,430	-
Total Assets	$1,242,223,240	$7,532,430	$-
 | 3

Janus Henderson VIT Forty Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $668,222,685)	$1,242,223,240
Affiliated investments, at value (cost $7,532,430)	7,532,430
Cash	151,584
Trustees' deferred compensation	35,689
Receivables:
Portfolio shares sold	279,533
Dividends	279,108
Dividends from affiliates	33,796
Foreign tax reclaims	7,160
Other assets	3,547
Total Assets	1,250,546,087
Liabilities:
Payables:
Portfolio shares repurchased	1,080,430
Advisory fees	497,385
12b-1 Distribution and shareholder servicing fees	139,691
Transfer agent fees and expenses	49,669
Professional fees	37,127
Trustees' deferred compensation fees	35,689
Trustees' fees and expenses	5,496
Affiliated portfolio administration fees payable	2,417
Custodian fees	122
Accrued expenses and other payables	44,750
Total Liabilities	1,892,776
Net Assets	$1,248,653,311
Net Assets Consist of:
Capital (par value and paid-in surplus)	$588,791,428
Total distributable earnings (loss)	659,861,883
Total Net Assets	$1,248,653,311
Net Assets - Institutional Shares	$525,874,605
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,610,483
Net Asset Value Per Share	$54.72
Net Assets - Service Shares	$722,778,706
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	15,114,751
Net Asset Value Per Share	$47.82
See Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson VIT Forty Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2025

Investment Income:
Dividends	$3,594,967
Dividends from affiliates	268,379
Affiliated securities lending income, net	2,431
Unaffiliated securities lending income, net	971
Other income	1,703
Foreign tax withheld	(63,735)
Total Investment Income	3,804,716
Expenses:
Advisory fees	2,853,689
12b-1 Distribution and shareholder servicing fees:
Service Shares	809,698
Transfer agent administrative fees and expenses:
Institutional Shares	119,301
Service Shares	162,102
Other transfer agent fees and expenses:
Institutional Shares	4,117
Service Shares	2,916
Professional fees	26,504
Affiliated portfolio administration fees	14,070
Registration fees	13,562
Trustees' fees and expenses	10,757
Shareholder reports expense	9,781
Custodian fees	5,990
Other expenses	69,153
Total Expenses	4,101,640
Net Investment Income/(Loss)	(296,924)
Net Realized Gain/(Loss) on Investments:
Investments	86,654,611
Total Net Realized Gain/(Loss) on Investments	86,654,611
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	13,630,137
Total Change in Unrealized Net Appreciation/Depreciation	13,630,137
Net Increase/(Decrease) in Net Assets Resulting from Operations	$99,987,824
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Forty Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2025 (unaudited)	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$(296,924)	$253,714
Net realized gain/(loss) on investments	86,654,611	162,382,519
Change in unrealized net appreciation/depreciation	13,630,137	116,306,624
Net Increase/(Decrease) in Net Assets Resulting from Operations	99,987,824	278,942,857
Dividends and Distributions to Shareholders:
Institutional Shares	(62,492,732)	(27,357,191)
Service Shares	(95,761,978)	(42,980,210)
Net Decrease from Dividends and Distributions to Shareholders	(158,254,710)	(70,337,401)
Capital Share Transactions:
Institutional Shares	44,919,611	(5,487,981)
Service Shares	75,753,972	(44,853,261)
Net Increase/(Decrease) from Capital Share Transactions	120,673,583	(50,341,242)
Net Increase/(Decrease) in Net Assets	62,406,697	158,264,214
Net Assets:
Beginning of period	1,186,246,614	1,027,982,400
End of period	$1,248,653,311	$1,186,246,614
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson VIT Forty Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$57.38	$47.35	$33.89	$61.75	$57.00	$44.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.09	0.16	0.10	(0.15)	(0.01)
Net realized and unrealized gain/(loss)	4.69	13.14	13.38	(20.82)	12.39	16.29
Total from Investment Operations	4.71	13.23	13.54	(20.72)	12.24	16.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.06)	(0.08)	(0.07)	—	(0.14)
Distributions (from capital gains)	(7.33)	(3.14)	—	(7.07)	(7.49)	(3.52)
Total Dividends and Distributions	(7.37)	(3.20)	(0.08)	(7.14)	(7.49)	(3.66)
Net Asset Value, End of Period	$54.72	$57.38	$47.35	$33.89	$61.75	$57.00
Total Return*	8.80%	28.47%	39.96%	(33.55)%	22.90%	39.40%
Net Assets, End of Period (in thousands)	$525,875	$501,366	$418,209	$317,938	$523,822	$462,216
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.58%	0.58%	0.55%	0.55%	0.77%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.58%	0.55%	0.55%	0.77%	0.76%
Ratio of Net Investment Income/(Loss)	0.09%	0.17%	0.39%	0.25%	(0.25)%	(0.02)%
Portfolio Turnover Rate	19%	36%	36%	39%	31%	41%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Forty Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$51.06	$42.49	$30.46	$56.64	$52.96	$41.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.04)	0.05	— (2)	(0.28)	(0.12)
Net realized and unrealized gain/(loss)	4.13	11.76	12.03	(19.09)	11.45	15.15
Total from Investment Operations	4.09	11.72	12.08	(19.09)	11.17	15.03
Less Dividends and Distributions:
Dividends (from net investment income)	— (2)	(0.01)	(0.05)	(0.02)	—	(0.08)
Distributions (from capital gains)	(7.33)	(3.14)	—	(7.07)	(7.49)	(3.52)
Total Dividends and Distributions	(7.33)	(3.15)	(0.05)	(7.09)	(7.49)	(3.60)
Net Asset Value, End of Period	$47.82	$51.06	$42.49	$30.46	$56.64	$52.96
Total Return*	8.66%	28.14%	39.65%	(33.73)%	22.60%	39.03%
Net Assets, End of Period (in thousands)	$722,779	$684,881	$609,773	$474,200	$718,925	$634,393
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.83%	0.83%	0.80%	0.80%	1.02%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.83%	0.80%	0.80%	1.02%	1.01%
Ratio of Net Investment Income/(Loss)	(0.16)%	(0.08)%	0.14%	0.00% (3)	(0.50)%	(0.27)%
Portfolio Turnover Rate	19%	36%	36%	39%	31%	41%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson VIT Forty Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as nondiversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the period ended June 30, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
Janus Aspen Series | 9

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
10 | June 30, 2025

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs,
Janus Aspen Series | 11

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Portfolio may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in
Chinese local market securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction.
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Notes to Financial Statements (unaudited)
There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of June 30, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”)
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Notes to Financial Statements (unaudited)
calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the Russell 1000® Growth Index.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±8.50%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended June 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.51%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $30,086 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2025. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
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Notes to Financial Statements (unaudited)
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2025, the Portfolio engaged in cross trades amounting to $796,274 in purchases.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
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Notes to Financial Statements (unaudited)
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$675,809,832	$594,986,238	$(21,040,400)	$573,945,838
5. Capital Share Transactions
	Period ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	340,600	$18,851,600	535,504	$28,728,586
Reinvested dividends and distributions	1,193,065	62,492,732	514,620	27,357,191
Shares repurchased	(660,455)	(36,424,721)	(1,144,476)	(61,573,758)
Net Increase/(Decrease)	873,210	$44,919,611	(94,352)	$(5,487,981)
Service Shares:
Shares sold	603,813	$29,203,645	1,203,230	$57,428,664
Reinvested dividends and distributions	2,091,786	95,761,978	907,330	42,980,210
Shares repurchased	(994,180)	(49,211,651)	(3,049,060)	(145,262,135)
Net Increase/(Decrease)	1,701,419	$75,753,972	(938,500)	$(44,853,261)
6. Purchases and Sales of Investment Securities
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$222,483,400	$251,137,601	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
20 | June 30, 2025

Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
Janus Aspen Series | 21

Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
22 | June 30, 2025

Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Aspen Series | 23

Janus Henderson VIT Forty Portfolio
Notes
24 | June 30, 2025

Janus Henderson VIT Forty Portfolio
Notes
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-24-81115 08-25

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson VIT Global Research Portfolio
Janus Aspen Series

Janus Henderson VIT Global Research Portfolio

Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 100.2%
Aerospace & Defense – 4.6%
BAE Systems PLC	665,142	$17,220,756
Boeing Co*	25,920	5,431,017
General Electric Co	58,112	14,957,448
Howmet Aerospace Inc	47,453	8,832,427
		46,441,648
Airlines – 0.6%
Ryanair Holdings PLC	197,580	5,589,691
Automobiles – 0.6%
Toyota Motor Corp	319,000	5,523,071
Banks – 8.0%
Banco Bilbao Vizcaya Argentaria SA	598,771	9,206,816
BNP Paribas SA	86,967	7,817,443
Erste Group Bank AG	119,994	10,218,089
HDFC Bank Ltd	186,027	4,341,823
JPMorgan Chase & Co	76,188	22,087,663
Natwest Group PLC	1,439,671	10,104,272
Resona Holdings Inc	472,200	4,368,153
UniCredit SpA	180,579	12,103,966
		80,248,225
Beverages – 1.3%
Constellation Brands Inc - Class A	25,854	4,205,929
Monster Beverage Corp*	92,440	5,790,441
Pernod Ricard SA	35,842	3,571,367
		13,567,737
Biotechnology – 1.5%
Amgen Inc	10,703	2,988,385
Argenx SE (ADR)*	7,008	3,862,950
Ascendis Pharma A/S (ADR)*	11,256	1,942,785
Avidity Biosciences Inc*	27,752	788,157
Vaxcyte Inc*	21,211	689,569
Vertex Pharmaceuticals Inc*	10,954	4,876,721
		15,148,567
Building Products – 0.8%
Trane Technologies PLC	18,870	8,253,927
Capital Markets – 3.2%
Ares Management Corp - Class A	33,917	5,874,424
Blackstone Group Inc	40,765	6,097,629
Charles Schwab Corp	68,206	6,223,115
LPL Financial Holdings Inc	20,775	7,790,002
Morgan Stanley	47,115	6,636,619
		32,621,789
Chemicals – 0.6%
Ecolab Inc	20,887	5,627,793
Consumer Finance – 1.3%
Capital One Financial Corp	47,373	10,079,079
OneMain Holdings Inc	59,319	3,381,183
		13,460,262
Diversified Financial Services – 3.6%
Apollo Global Management Inc	35,280	5,005,174
Mastercard Inc - Class A	27,866	15,659,020
Visa Inc	43,031	15,278,156
		35,942,350
Electric Utilities – 0.6%
Xcel Energy Inc	91,378	6,222,842
Electrical Equipment – 0.9%
Eaton Corp PLC	24,910	8,892,621
Electronic Equipment, Instruments & Components – 1.0%
Hexagon AB - Class B	1,033,337	10,397,837
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Entertainment – 2.9%
Liberty Media Corp-Liberty Formula One - Series C*	101,188	$10,574,146
Netflix Inc*	10,922	14,625,978
Spotify Technology SA*	5,373	4,122,918
		29,323,042
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	42,553	5,787,634
Boston Scientific Corp*	55,011	5,908,731
DexCom Inc*	28,688	2,504,175
Intuitive Surgical Inc*	6,416	3,486,519
Lantheus Holdings Inc*	27,972	2,289,788
		19,976,847
Health Care Providers & Services – 1.1%
McKesson Corp	6,449	4,725,698
UnitedHealth Group Inc	18,720	5,840,079
		10,565,777
Hotels, Restaurants & Leisure – 3.6%
Booking Holdings Inc	1,325	7,670,743
Chipotle Mexican Grill Inc*	88,710	4,981,066
DoorDash Inc - Class A*	24,025	5,922,403
Flutter Entertainment PLC*	10,282	2,938,184
Hilton Worldwide Holdings Inc	22,137	5,895,969
McDonald's Corp	29,042	8,485,201
Wingstop Inc	2,071	697,389
		36,590,955
Independent Power and Renewable Electricity Producers – 1.9%
RWE AG	97,133	4,053,310
Vistra Corp	80,450	15,592,014
		19,645,324
Industrial Conglomerates – 1.4%
3M Co	93,301	14,204,144
Insurance – 3.1%
Arthur J Gallagher & Co	26,398	8,450,528
AXA SA	100,100	4,912,804
Beazley PLC	440,655	5,654,463
Progressive Corp/The	47,347	12,635,020
		31,652,815
Interactive Media & Services – 5.8%
Alphabet Inc - Class C	130,579	23,163,409
Meta Platforms Inc - Class A	48,144	35,534,605
		58,698,014
Life Sciences Tools & Services – 0.4%
Danaher Corp	21,697	4,286,025
Machinery – 2.6%
Alstom SA*	392,303	9,148,685
Atlas Copco AB - Class A	538,860	8,709,395
Deere & Co	16,993	8,640,771
		26,498,851
Metals & Mining – 1.1%
Rio Tinto PLC	52,352	3,049,945
Teck Resources Ltd	199,384	8,064,099
		11,114,044
Multiline Retail – 3.2%
Amazon.com Inc*	146,207	32,076,354
Oil, Gas & Consumable Fuels – 3.9%
Canadian Natural Resources Ltd	178,129	5,599,237
Cheniere Energy Inc	12,534	3,052,280
Chevron Corp	39,083	5,596,295
ConocoPhillips	45,294	4,064,683
EOG Resources Inc	26,272	3,142,394
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
Marathon Petroleum Corp	4,825	$801,481
Suncor Energy Inc	113,616	4,256,428
TC Energy Corp#	166,207	8,115,042
TotalEnergies SE	69,487	4,263,960
		38,891,800
Personal Products – 1.7%
Unilever PLC	275,720	16,808,710
Pharmaceuticals – 4.3%
AstraZeneca PLC	73,044	10,144,861
Eli Lilly & Co	16,365	12,757,009
Roche Holding AG	31,686	10,323,619
Sanofi	86,474	8,373,018
Verona Pharma PLC (ADR)*	21,012	1,987,315
		43,585,822
Professional Services – 0.5%
Booz Allen Hamilton Holding Corp	52,510	5,467,866
Semiconductor & Semiconductor Equipment – 12.6%
Analog Devices Inc	17,185	4,090,374
ASML Holding NV	9,422	7,519,489
Broadcom Inc	91,530	25,230,244
Lam Research Corp	55,419	5,394,485
NVIDIA Corp	411,131	64,954,587
ON Semiconductor Corp*	69,875	3,662,149
Taiwan Semiconductor Manufacturing Co Ltd	455,000	16,513,165
		127,364,493
Software – 10.8%
Atlassian Corp - Class A*	12,774	2,594,272
Autodesk Inc*	29,438	9,113,121
Cadence Design Systems Inc*	19,080	5,879,502
Constellation Software Inc/Canada	833	3,054,741
Datadog Inc - Class A*	30,736	4,128,767
HubSpot Inc*	4,374	2,434,699
Intuit Inc	14,927	11,756,953
Microsoft Corp	115,039	57,221,549
Oracle Corp	18,157	3,969,665
ServiceNow Inc*	4,184	4,301,487
Synopsys Inc*	8,810	4,516,711
		108,971,467
Specialized Real Estate Investment Trusts (REITs) – 0.7%
American Tower Corp	33,321	7,364,607
Specialty Retail – 1.9%
O'Reilly Automotive Inc*	102,030	9,195,964
TJX Cos Inc	80,941	9,995,404
		19,191,368
Technology Hardware, Storage & Peripherals – 2.1%
Apple Inc	103,323	21,198,780
Textiles, Apparel & Luxury Goods – 1.4%
Gildan Activewear Inc	70,158	3,454,580
LVMH Moet Hennessy Louis Vuitton SE	8,235	4,312,260
Moncler SpA	38,852	2,214,322
NIKE Inc - Class B	53,613	3,808,668
		13,789,830
Trading Companies & Distributors – 1.3%
Ferguson Enterprises Inc/DE	58,577	12,798,269
Wireless Telecommunication Services – 1.3%
T-Mobile US Inc	54,061	12,880,574
Total Common Stocks (cost $543,305,088)		1,010,884,138
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Preferred Stocks – 0.2%
Automobiles – 0.2%
Dr Ing hc F Porsche AGž (cost $3,698,857)	44,242	$2,185,421
Private Placements – 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§ (cost $2,347,416)	3,231,470	233,632
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	3,876,560	3,876,560
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 7/1/25	$969,140	969,140
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,845,700)		4,845,700
Total Investments (total cost $554,197,061) – 100.9%		1,018,148,891
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(9,281,354)
Net Assets – 100%		$1,008,867,537

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$754,804,453	74.1%
United Kingdom	48,161,612	4.7
France	42,399,537	4.2
Canada	32,544,127	3.2
Netherlands	24,328,199	2.4
Sweden	23,230,150	2.3
Taiwan	16,513,165	1.6
Italy	14,318,288	1.4
Switzerland	10,323,619	1.0
Austria	10,218,089	1.0
Japan	9,891,224	1.0
Spain	9,206,816	0.9
Germany	6,238,731	0.6
Ireland	5,589,691	0.5
India	4,575,455	0.5
Belgium	3,862,950	0.4
Denmark	1,942,785	0.2
Total	$1,018,148,891	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$3,248,072	$42,027,489	$(45,275,561)	$-	$-	$-	-	$46,635
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	$-	$33,638,756	$(29,762,196)	$-	$-	$3,876,560	3,876,560	$5,609 ∆
Total Affiliated Investments - 0.4%
	$3,248,072	$75,666,245	$(75,037,757)	$-	$-	$3,876,560	3,876,560	$52,244
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s
Statement of Operations for the period ended June 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$382,654

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$(165,211)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Total return swaps:
Average notional amount	$1,634,917

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$4,589,542	$—	$(4,589,542)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Global Research Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$2,185,421, which represents 0.2% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2025 is $233,632, which represents 0.0% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$2,347,416	$233,632	0.0%
The Portfolio has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,010,884,138	$-	$-
Preferred Stocks	2,185,421	-	-
Private Placements	-	-	233,632
Investments Purchased with Cash Collateral from Securities Lending	-	4,845,700	-
Total Assets	$1,013,069,559	$4,845,700	$233,632
6  | June 30, 2025

Janus Henderson VIT Global Research Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $550,320,501)(1)	$1,014,272,331
Affiliated investments, at value (cost $3,876,560)	3,876,560
Cash denominated in foreign currency (cost $475,931)	475,931
Trustees' deferred compensation	28,833
Receivables:
Investments sold	11,776,818
Foreign tax reclaims	623,944
Dividends	569,784
Portfolio shares sold	48,524
Dividends from affiliates	1,260
Other assets	82,351
Total Assets	1,031,756,336
Liabilities:
Due to custodian	9,359,889
Collateral for securities loaned (Note 3)	4,845,700
Payables:
Investments purchased	7,237,873
Portfolio shares repurchased	629,034
Advisory fees	579,121
12b-1 Distribution and shareholder servicing fees	60,414
Professional fees	47,375
Transfer agent fees and expenses	41,457
Trustees' deferred compensation fees	28,833
Trustees' fees and expenses	4,504
Affiliated portfolio administration fees payable	2,005
Custodian fees	1,251
Accrued expenses and other payables	51,343
Total Liabilities	22,888,799
Net Assets	$1,008,867,537
Net Assets Consist of:
Capital (par value and paid-in surplus)	$503,416,721
Total distributable earnings (loss)	505,450,816
Total Net Assets	$1,008,867,537
Net Assets - Institutional Shares	$703,008,818
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,488,197
Net Asset Value Per Share	$74.09
Net Assets - Service Shares	$305,858,719
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	4,301,279
Net Asset Value Per Share	$71.11

(1)	Includes $4,589,542 of securities on loan. See Note 3 in Notes to Financial Statements.
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Global Research Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2025

Investment Income:
Dividends	$8,594,869
Dividends from affiliates	46,635
Affiliated securities lending income, net	5,609
Unaffiliated securities lending income, net	1,199
Other income	4,673
Foreign tax withheld	(584,667)
Total Investment Income	8,068,318
Expenses:
Advisory fees	3,383,338
12b-1 Distribution and shareholder servicing fees:
Service Shares	348,960
Transfer agent administrative fees and expenses:
Institutional Shares	163,373
Service Shares	69,792
Other transfer agent fees and expenses:
Institutional Shares	5,760
Service Shares	1,342
Professional fees	31,775
Custodian fees	25,063
Shareholder reports expense	19,470
Registration fees	14,790
Affiliated portfolio administration fees	11,658
Trustees' fees and expenses	9,009
Other expenses	76,917
Total Expenses	4,161,247
Net Investment Income/(Loss)	3,907,071
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	40,599,423
Swap contracts	382,654
Total Net Realized Gain/(Loss) on Investments	40,982,077
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	66,034,069
Swap contracts	(165,211)
Total Change in Unrealized Net Appreciation/Depreciation	65,868,858
Net Increase/(Decrease) in Net Assets Resulting from Operations	$110,758,006
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson VIT Global Research Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2025 (unaudited)	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$3,907,071	$5,918,097
Net realized gain/(loss) on investments	40,982,077	87,174,276
Change in unrealized net appreciation/depreciation	65,868,858	92,126,271
Net Increase/(Decrease) in Net Assets Resulting from Operations	110,758,006	185,218,644
Dividends and Distributions to Shareholders:
Institutional Shares	(62,751,963)	(25,203,588)
Service Shares	(27,848,028)	(10,059,820)
Net Decrease from Dividends and Distributions to Shareholders	(90,599,991)	(35,263,408)
Capital Share Transactions:
Institutional Shares	25,978,167	(19,041,927)
Service Shares	25,186,603	1,611,606
Net Increase/(Decrease) from Capital Share Transactions	51,164,770	(17,430,321)
Net Increase/(Decrease) in Net Assets	71,322,785	132,524,915
Net Assets:
Beginning of period	937,544,752	805,019,837
End of period	$1,008,867,537	$937,544,752
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Global Research Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$72.60	$61.10	$50.02	$71.28	$63.62	$56.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.33	0.50	0.52	0.53	0.39	0.39
Net realized and unrealized gain/(loss)	8.37	13.77	12.67	(14.52)	10.90	10.04
Total from Investment Operations	8.70	14.27	13.19	(13.99)	11.29	10.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.53)	(0.52)	(0.60)	(0.36)	(0.41)
Distributions (from capital gains)	(6.91)	(2.24)	(1.59)	(6.67)	(3.27)	(2.99)
Total Dividends and Distributions	(7.21)	(2.77)	(2.11)	(7.27)	(3.63)	(3.40)
Net Asset Value, End of Period	$74.09	$72.60	$61.10	$50.02	$71.28	$63.62
Total Return*	12.23%	23.58%	26.78%	(19.41)%	18.09%	20.06%
Net Assets, End of Period (in thousands)	$703,009	$661,847	$573,846	$482,188	$653,853	$600,868
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.72%	0.61%	0.64%	0.77%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.72%	0.61%	0.64%	0.77%	0.84%
Ratio of Net Investment Income/(Loss)	0.91%	0.73%	0.94%	0.98%	0.57%	0.72%
Portfolio Turnover Rate	17%	31%	25%	32%	20%	33%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson VIT Global Research Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$69.97	$59.01	$48.41	$69.31	$62.00	$55.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.32	0.37	0.38	0.21	0.25
Net realized and unrealized gain/(loss)	8.05	13.29	12.24	(14.11)	10.62	9.77
Total from Investment Operations	8.28	13.61	12.61	(13.73)	10.83	10.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.41)	(0.42)	(0.50)	(0.25)	(0.30)
Distributions (from capital gains)	(6.91)	(2.24)	(1.59)	(6.67)	(3.27)	(2.99)
Total Dividends and Distributions	(7.14)	(2.65)	(2.01)	(7.17)	(3.52)	(3.29)
Net Asset Value, End of Period	$71.11	$69.97	$59.01	$48.41	$69.31	$62.00
Total Return*	12.09%	23.29%	26.45%	(19.61)%	17.80%	19.76%
Net Assets, End of Period (in thousands)	$305,859	$275,698	$231,174	$199,513	$258,922	$235,787
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06%	0.97%	0.86%	0.89%	1.02%	1.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	0.97%	0.86%	0.89%	1.02%	1.09%
Ratio of Net Investment Income/(Loss)	0.66%	0.48%	0.69%	0.73%	0.32%	0.47%
Portfolio Turnover Rate	17%	31%	25%	32%	20%	33%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 11

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson VIT Global Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the period ended June 30, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
12 | June 30, 2025

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements (unaudited)
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Portfolio's management has determined the Portfolio did not hold a significant amount of Level 3 securities as of
June 30, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Janus Aspen Series | 13

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements (unaudited)
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
14 | June 30, 2025

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements (unaudited)
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative
Janus Aspen Series | 15

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements (unaudited)
contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt
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Notes to Financial Statements (unaudited)
securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Portfolio entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Portfolio to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Portfolio will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
There were no total return swaps held at June 30, 2025.
3. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it
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Notes to Financial Statements (unaudited)
will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $4,589,542. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2025 is $4,845,700, resulting in the net amount due the counterparty of $256,158.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
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Notes to Financial Statements (unaudited)
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.60%, and the Portfolio’s benchmark index used in the calculation is the MSCI World Index SM .
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±6.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended June 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.72%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $30,086 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2025. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
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Notes to Financial Statements (unaudited)
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
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Notes to Financial Statements (unaudited)
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$555,249,419	$478,128,934	$(15,229,462)	$462,899,472
6. Capital Share Transactions
	Period ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	135,348	$9,993,670	278,926	$19,199,877
Reinvested dividends and distributions	868,660	62,751,963	364,204	25,203,588
Shares repurchased	(631,675)	(46,767,466)	(918,754)	(63,445,392)
Net Increase/(Decrease)	372,333	$25,978,167	(275,624)	$(19,041,927)
Service Shares:
Shares sold	215,634	$15,415,810	305,008	$20,525,854
Reinvested dividends and distributions	401,616	27,848,028	150,993	10,059,820
Shares repurchased	(256,241)	(18,077,235)	(432,954)	(28,974,068)
Net Increase/(Decrease)	361,009	$25,186,603	23,047	$1,611,606
7. Purchases and Sales of Investment Securities
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$163,894,018	$188,487,691	$-	$-
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
24 | June 30, 2025

Janus Henderson VIT Global Research Portfolio
Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
Janus Aspen Series | 25

Janus Henderson VIT Global Research Portfolio
Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
26 | June 30, 2025

Janus Henderson VIT Global Research Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
Janus Aspen Series | 27

Janus Henderson VIT Global Research Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
28 | June 30, 2025

Janus Henderson VIT Global Research Portfolio
Notes
Janus Aspen Series | 29

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-24-81112 08-25

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson VIT Global Sustainable Equity Portfolio
Janus Aspen Series

Janus Henderson VIT Global Sustainable Equity Portfolio

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments (unaudited)
June 30, 2025

	Shares	Value
Common Stocks – 96.5%
Auto Components – 1.2%
Aptive PLC*	3,070	$209,435
Banks – 1.7%
HDFC Bank Ltd (ADR)	4,130	316,647
Biotechnology – 1.7%
Vertex Pharmaceuticals Inc*	694	308,969
Building Products – 3.8%
Advanced Drainage Systems Inc	1,558	178,952
Cie de Saint-Gobain	4,285	502,871
		681,823
Capital Markets – 1.1%
S&P Global Inc	371	195,625
Construction & Engineering – 3.1%
APi Group Corp*	5,494	280,469
Stantec Inc	2,575	280,213
		560,682
Diversified Financial Services – 3.1%
Mastercard Inc - Class A	753	423,141
Walker & Dunlop Inc	1,874	132,079
		555,220
Electric Utilities – 1.6%
SSE PLC	11,296	283,853
Electrical Equipment – 7.3%
Legrand SA	1,939	259,206
NEXTracker Inc - Class A*	2,002	108,849
Prysmian SpA	6,084	430,231
Schneider Electric SE	1,921	510,885
		1,309,171
Electronic Equipment, Instruments & Components – 3.5%
Keyence Corp	300	120,508
Keysight Technologies Inc*	1,305	213,837
TE Connectivity PLC	1,750	295,173
		629,518
Entertainment – 5.1%
Nintendo Co Ltd	2,200	212,070
Spotify Technology SA*	924	709,022
		921,092
Food Products – 0.3%
McCormick & Co Inc/MD	670	50,799
Health Care Equipment & Supplies – 0.7%
Lantheus Holdings Inc*	1,535	125,655
Health Care Providers & Services – 4.3%
Encompass Health Corp	1,452	178,059
McKesson Corp	805	589,888
		767,947
Independent Power and Renewable Electricity Producers – 1.9%
Boralex Inc - Class A	11,257	261,583
Innergex Renewable Energy Inc	7,477	75,341
		336,924
Information Technology Services – 1.1%
CGI Inc	1,842	193,467
Insurance – 11.4%
AIA Group Ltd	48,200	432,282
Arthur J Gallagher & Co	1,333	426,720
Intact Financial Corp	1,709	397,440
Marsh & McLennan Cos Inc	1,589	347,419
Progressive Corp/The	1,708	455,797
		2,059,658
Leisure Products – 1.0%
Shimano Inc	1,200	174,220
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 1.0%
ICON PLC*	1,293	$188,067
Machinery – 5.5%
Knorr-Bremse AG	2,428	234,638
Wabtec Corp	2,125	444,869
Xylem Inc/NY	2,364	305,807
		985,314
Pharmaceuticals – 1.1%
Eli Lilly & Co	257	200,339
Professional Services – 3.5%
Experian PLC	6,664	343,146
Wolters Kluwer NV	1,741	291,076
		634,222
Road & Rail – 2.3%
Uber Technologies Inc*	4,433	413,599
Semiconductor & Semiconductor Equipment – 12.4%
ASML Holding NV	225	179,568
Infineon Technologies AG	5,469	232,631
KLA Corp	235	210,499
NVIDIA Corp	6,803	1,074,806
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,352	532,704
		2,230,208
Software – 11.5%
Autodesk Inc*	1,205	373,032
Cadence Design Systems Inc*	871	268,399
Microsoft Corp	2,422	1,204,726
SAP SE	712	216,483
		2,062,640
Specialized Real Estate Investment Trusts (REITs) – 1.2%
Equinix Inc	284	225,914
Specialty Retail – 1.1%
Home Depot Inc	567	207,885
Trading Companies & Distributors – 1.3%
Core & Main Inc - Class A*	3,794	228,968
Wireless Telecommunication Services – 1.7%
T-Mobile US Inc	1,294	308,308
Total Common Stocks (cost $14,179,314)		17,366,169
Investment Companies – 6.2%
Money Markets – 6.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $1,116,078)	1,115,855	1,116,078
Total Investments (total cost $15,295,392) – 102.7%		18,482,247
Liabilities, net of Cash, Receivables and Other Assets – (2.7)%		(493,783)
Net Assets – 100%		$17,988,464
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$10,808,922	58.5%
France	1,272,962	6.9
Canada	1,208,044	6.5
Sweden	709,022	3.8
Germany	683,752	3.7
United Kingdom	626,999	3.4
Taiwan	532,704	2.9
Japan	506,798	2.8
Ireland	483,240	2.6
Netherlands	470,644	2.6
Hong Kong	432,282	2.3
Italy	430,231	2.3
India	316,647	1.7
Total	$18,482,247	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 6.2%
Money Markets - 6.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$427,510	$5,703,092	$(5,014,524)	$-	$-	$1,116,078	1,115,855	$13,271
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$17,366,169	$-	$-
Investment Companies	-	1,116,078	-
Total Assets	$17,366,169	$1,116,078	$-
4  | June 30, 2025

Janus Henderson VIT Global Sustainable Equity Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $14,179,314)	$17,366,169
Affiliated investments, at value (cost $1,116,078)	1,116,078
Cash denominated in foreign currency (cost $3,944)	3,944
Trustees' deferred compensation	511
Receivables:
Portfolio shares sold	130,565
Due from adviser	13,723
Dividends	6,785
Dividends from affiliates	2,005
Foreign tax reclaims	432
Other assets	149
Total Assets	18,640,361
Liabilities:
Payables:
Investments purchased	550,932
Professional fees	42,218
Portfolio shares repurchased	17,350
Advisory fees	10,341
Custodian fees	2,212
12b-1 Distribution and shareholder servicing fees	1,044
Transfer agent fees and expenses	818
Trustees' deferred compensation fees	511
Trustees' fees and expenses	59
Affiliated portfolio administration fees payable	34
Accrued expenses and other payables	26,378
Total Liabilities	651,897
Commitments and contingent liabilities (Note 3)
Net Assets	$17,988,464
Net Assets Consist of:
Capital (par value and paid-in surplus)	$14,841,417
Total distributable earnings (loss)	3,147,047
Total Net Assets	$17,988,464
Net Assets - Institutional Shares	$12,599,377
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	953,024
Net Asset Value Per Share	$13.22
Net Assets - Service Shares	$5,389,087
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	408,562
Net Asset Value Per Share	$13.19
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Global Sustainable Equity Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2025

Investment Income:
Dividends	$96,024
Dividends from affiliates	13,271
Other income	40
Foreign tax withheld	(8,052)
Total Investment Income	101,283
Expenses:
Advisory fees	51,043
12b-1 Distribution and shareholder servicing fees:
Service Shares	2,133
Transfer agent administrative fees and expenses:
Institutional Shares	2,219
Service Shares	1,184
Other transfer agent fees and expenses:
Institutional Shares	316
Service Shares	189
Non-affiliated portfolio administration fees	30,909
Professional fees	26,338
Registration fees	23,144
Custodian fees	5,563
Accounting systems fees	4,602
Shareholder reports expense	3,233
Affiliated portfolio administration fees	170
Trustees' fees and expenses	117
Other expenses	3,718
Total Expenses	154,878
Less: Excess Expense Reimbursement and Waivers	(97,468)
Net Expenses	57,410
Net Investment Income/(Loss)	43,873
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	(14,392)
Total Net Realized Gain/(Loss) on Investments	(14,392)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	2,154,037
Total Change in Unrealized Net Appreciation/Depreciation	2,154,037
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,183,518
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson VIT Global Sustainable Equity Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2025 (unaudited)	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$43,873	$28,778
Net realized gain/(loss) on investments	(14,392)	358,758
Change in unrealized net appreciation/depreciation	2,154,037	427,437
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,183,518	814,973
Dividends and Distributions to Shareholders:
Institutional Shares	(81,713)	(55,725)
Service Shares	(37,987)	(39,166)
Net Decrease from Dividends and Distributions to Shareholders	(119,700)	(94,891)
Capital Share Transactions:
Institutional Shares	4,355,514	3,024,811
Service Shares	188,335	704,180
Net Increase/(Decrease) from Capital Share Transactions	4,543,849	3,728,991
Net Increase/(Decrease) in Net Assets	6,607,667	4,449,073
Net Assets:
Beginning of period	11,380,797	6,931,724
End of period	$17,988,464	$11,380,797
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Global Sustainable Equity Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year or period ended December 31	2025	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$11.50	$10.44	$8.50	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.04	0.04	0.06	0.04
Net realized and unrealized gain/(loss)	1.77	1.12	1.92	(1.48)
Total from Investment Operations	1.81	1.16	1.98	(1.44)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	(0.04)	(0.06)
Distributions (from capital gains)	(0.07)	(0.07)	—	—
Total Dividends and Distributions	(0.09)	(0.10)	(0.04)	(0.06)
Net Asset Value, End of Period	$13.22	$11.50	$10.44	$8.50
Total Return*	15.76%	11.06%	23.32%	(14.46)%
Net Assets, End of Period (in thousands)	$12,599	$6,862	$3,451	$2,140
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.21%	2.46%	4.25%	4.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.86%	0.88%	0.93%
Ratio of Net Investment Income/(Loss)	0.70%	0.31%	0.61%	0.47%
Portfolio Turnover Rate	14%	42%	17%	15%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Period from January 26, 2022 (inception date) through December 31, 2022.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson VIT Global Sustainable Equity Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year or period ended December 31	2025	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$11.49	$10.44	$8.51	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03	0.03	0.05	0.04
Net realized and unrealized gain/(loss)	1.76	1.12	1.93	(1.48)
Total from Investment Operations	1.79	1.15	1.98	(1.44)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	(0.05)	(0.05)
Distributions (from capital gains)	(0.07)	(0.07)	—	—
Total Dividends and Distributions	(0.09)	(0.10)	(0.05)	(0.05)
Net Asset Value, End of Period	$13.19	$11.49	$10.44	$8.51
Total Return*	15.66%	11.01%	23.24%	(14.44)%
Net Assets, End of Period (in thousands)	$5,389	$4,519	$3,480	$2,265
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.37%	2.69%	4.31%	4.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.94%	0.92%	0.95%
Ratio of Net Investment Income/(Loss)	0.53%	0.23%	0.57%	0.44%
Portfolio Turnover Rate	14%	42%	17%	15%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Period from January 26, 2022 (inception date) through December 31, 2022.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson VIT Global Sustainable Equity Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the period ended June 30, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they
10 | June 30, 2025

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against
Janus Aspen Series | 11

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs,
12 | June 30, 2025

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Portfolio	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Over $2 Billion	0.70
The Portfolio’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% of the Portfolio’s average daily net assets for at least a one-year period commencing on April 30, 2025. The previous expense limit (for a one-year period commencing April 29, 2024) was 0.80%. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
For a period of three years subsequent to the Portfolio’s commencement of operations, or until the Portfolio’s assets meet the first breakpoint in the investment advisory fee schedule, whichever occurs first, the Adviser may recover from the Portfolio fees and expenses previously waived or reimbursed, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended June 30, 2025, the Adviser reimbursed the Portfolio $14,256 of fees and expense that are eligible for recoupment. As of June 30, 2025, the aggregate amount of recoupment that may potentially be made to the Adviser is $541,252. The recoupment of such reimbursements expired on January 26, 2025.
The Adviser recouped $0 prior to the Recoupment Deadline.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $30,086 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2025. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average
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Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
As of June 30, 2025, shares of the Portfolio were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Institutional Shares	27%	19%
Service Shares	64	19
14 | June 30, 2025

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$15,318,491	$3,466,800	$(303,044)	$3,163,756
5. Capital Share Transactions
	Period ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	401,221	$4,889,233	512,513	$5,968,624
Reinvested dividends and distributions	6,310	81,713	4,655	55,725
Shares repurchased	(51,175)	(615,432)	(251,071)	(2,999,538)
Net Increase/(Decrease)	356,356	$4,355,514	266,097	$3,024,811
Service Shares:
Shares sold	33,040	$409,145	79,681	$929,699
Reinvested dividends and distributions	2,940	37,987	3,272	39,166
Shares repurchased	(20,865)	(258,797)	(22,901)	(264,685)
Net Increase/(Decrease)	15,115	$188,335	60,052	$704,180
6. Purchases and Sales of Investment Securities
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$6,127,333	$1,896,936	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
Janus Aspen Series | 15

Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson VIT Global Sustainable Equity Portfolio
Notes
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Janus Henderson VIT Global Sustainable Equity Portfolio
Notes
24 | June 30, 2025

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Notes
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-24-93095 08-25

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson VIT Global Technology and Innovation Portfolio
Janus Aspen Series

Janus Henderson VIT Global Technology and Innovation Portfolio

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments (unaudited)
June 30, 2025

	Shares	Value
Common Stocks – 98.4%
Diversified Financial Services – 1.8%
Mastercard Inc - Class A	33,949	$19,077,301
Toast Inc - Class A*	89,977	3,985,082
		23,062,383
Electronic Equipment, Instruments & Components – 1.4%
Amphenol Corp	189,139	18,677,476
Entertainment – 1.4%
Netflix Inc*	11,472	15,362,500
Spotify Technology SA*	4,791	3,676,326
		19,038,826
Hotels, Restaurants & Leisure – 2.6%
Booking Holdings Inc	2,322	13,442,615
DoorDash Inc - Class A*	85,347	21,038,889
		34,481,504
Independent Power and Renewable Electricity Producers – 0.8%
Vistra Corp	51,325	9,947,298
Information Technology Services – 2.3%
Shopify Inc*	136,410	15,734,894
Snowflake Inc - Class A*	66,722	14,930,382
		30,665,276
Interactive Media & Services – 3.4%
Alphabet Inc - Class C	106,517	18,895,051
Meta Platforms Inc - Class A	35,772	26,402,955
		45,298,006
Multiline Retail – 6.7%
Amazon.com Inc*	245,526	53,865,949
MercadoLibre Inc*	13,246	34,620,143
		88,486,092
Semiconductor & Semiconductor Equipment – 39.3%
Analog Devices Inc	68,439	16,289,851
ASM International NV	7,391	4,730,365
ASML Holding NV	40,662	32,451,441
Broadcom Inc	271,441	74,822,712
KLA Corp	27,656	24,772,585
Lam Research Corp	72,985	7,104,360
Nova Ltd*	31,077	8,552,390
NVIDIA Corp	1,193,318	188,532,311
NXP Semiconductors NV	29,032	6,343,202
ON Semiconductor Corp*	150,347	7,879,686
SK Hynix Inc	81,802	17,702,649
Taiwan Semiconductor Manufacturing Co Ltd	3,503,000	127,133,221
		516,314,773
Software – 33.4%
ANSYS Inc*	16,871	5,925,433
Appfolio Inc*	15,536	3,577,630
Atlassian Corp - Class A*	33,086	6,719,436
Autodesk Inc*	67,984	21,045,807
Cadence Design Systems Inc*	110,930	34,183,080
CCC Intelligent Solutions Holdings Inc*	595,675	5,605,302
Constellation Software Inc/Canada	8,569	31,423,862
Datadog Inc - Class A*	90,948	12,217,045
Dynatrace Inc*	192,645	10,635,930
HubSpot Inc*	16,217	9,026,869
Intuit Inc	39,856	31,391,781
Kinaxis Inc*	34,000	5,057,051
Klaviyo Inc - Class A*	70,919	2,381,460
Lumine Group Inc*	179,685	6,311,937
Microsoft Corp	329,710	164,001,051
Monday.com Ltd*	17,305	5,442,076
Oracle Corp	71,421	15,614,773
Procore Technologies Inc*	175,136	11,982,805
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Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares	Value
Common Stocks – (continued)
Software – (continued)
Samsara Inc - Class A*	111,452	$4,433,561
ServiceNow Inc*	12,056	12,394,532
ServiceTitan Inc - Class A*	29,866	3,201,038
Synopsys Inc*	43,886	22,499,474
Tyler Technologies Inc*	17,605	10,436,948
Workday Inc - Class A*	15,053	3,612,720
		439,121,601
Technology Hardware, Storage & Peripherals – 4.6%
Apple Inc	294,901	60,504,838
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc	38,069	9,070,320
Total Common Stocks (cost $696,155,793)		1,294,668,393
Private Placements – 0.7%
Professional Services – 0.2%
Apartment List Inc*,¢,§	485,075	1,920,897
Software – 0.5%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Via Transportation Inc - private equity common shares*,¢,§	10,455	721,290
Via Transportation Inc - Series A*,¢,§	6,761	466,441
Via Transportation Inc - Series B*,¢,§	1,235	85,203
Via Transportation Inc - Series C*,¢,§	1,110	76,579
Via Transportation Inc - Series D*,¢,§	3,971	273,959
Via Transportation Inc - Series E*,¢,§	1,844	127,218
Via Transportation Inc - Series G-1*,¢,§	74,774	5,158,658
		6,909,348
Total Private Placements (cost $7,856,946)		8,830,245
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $141,055)	44,659	17,462
Investment Companies – 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $16,186,467)	16,183,231	16,186,467
Total Investments (total cost $720,340,261) – 100.3%		1,319,702,567
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(4,287,892)
Net Assets – 100%		$1,315,414,675

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,026,848,750	77.8%
Taiwan	127,133,221	9.6
Canada	58,527,744	4.4
Netherlands	37,181,806	2.8
Argentina	34,620,143	2.6
South Korea	17,702,649	1.4
Israel	13,994,466	1.1
Sweden	3,676,326	0.3
Singapore	17,462	0.0
Total	$1,319,702,567	100.0%
2  | June 30, 2025

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$43,814,851	$141,446,916	$(169,075,300)	$-	$-	$16,186,467	16,183,231	$615,139
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	1,012,045	7,941,902	(8,953,947)	-	-	-	-	10,130 ∆
Total Affiliated Investments - 1.2%
	$44,826,896	$149,388,818	$(178,029,247)	$-	$-	$16,186,467	16,183,231	$625,269
Janus Aspen Series | 3

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2025 is $8,830,245, which represents 0.7% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$1,771,979	$1,920,897	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	451,970	721,290	0.1
Via Transportation Inc - Series A	12/2/21	292,278	466,441	0.0
Via Transportation Inc - Series B	12/2/21	53,389	85,203	0.0
Via Transportation Inc - Series C	12/2/21	47,985	76,579	0.0
Via Transportation Inc - Series D	12/2/21	171,666	273,959	0.0
Via Transportation Inc - Series E	12/2/21	79,716	127,218	0.0
Via Transportation Inc - Series G-1	11/4/21-2/2/23	3,402,793	5,158,658	0.4
Total		$7,856,946	$8,830,245	0.7%
The Portfolio has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,294,668,393	$-	$-
Private Placements	-	-	8,830,245
Warrants	17,462	-	-
Investment Companies	-	16,186,467	-
Total Assets	$1,294,685,855	$16,186,467	$8,830,245
4  | June 30, 2025

Janus Henderson VIT Global Technology and Innovation Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $704,153,794)	$1,303,516,100
Affiliated investments, at value (cost $16,186,467)	16,186,467
Cash	160,150
Cash denominated in foreign currency (cost $18,067)	18,067
Trustees' deferred compensation	37,688
Receivables:
Portfolio shares sold	748,108
Dividends	514,673
Dividends from affiliates	68,809
Foreign tax reclaims	5,477
Other assets	13,980
Total Assets	1,321,269,519
Liabilities:
Payables:
Portfolio shares repurchased	4,791,817
Advisory fees	653,114
12b-1 Distribution and shareholder servicing fees	238,443
Transfer agent fees and expenses	52,085
Trustees' deferred compensation fees	37,688
Professional fees	27,406
Trustees' fees and expenses	5,369
Custodian fees	4,953
Affiliated portfolio administration fees payable	2,551
Accrued expenses and other payables	41,418
Total Liabilities	5,854,844
Commitments and contingent liabilities (Note 3)
Net Assets	$1,315,414,675
Net Assets Consist of:
Capital (par value and paid-in surplus)	$624,375,257
Total distributable earnings (loss)	691,039,418
Total Net Assets	$1,315,414,675
Net Assets - Institutional Shares	$84,766,383
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,902,466
Net Asset Value Per Share	$21.72
Net Assets - Service Shares	$1,230,648,292
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	56,591,575
Net Asset Value Per Share	$21.75
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Global Technology and Innovation Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2025

Investment Income:
Dividends	$3,143,689
Dividends from affiliates	615,139
Affiliated securities lending income, net	10,130
Unaffiliated securities lending income, net	2,094
Other income	1,665
Foreign tax withheld	(255,452)
Total Investment Income	3,517,265
Expenses:
Advisory fees	3,619,264
12b-1 Distribution and shareholder servicing fees:
Service Shares	1,319,737
Transfer agent administrative fees and expenses:
Institutional Shares	18,579
Service Shares	264,176
Other transfer agent fees and expenses:
Institutional Shares	637
Service Shares	4,765
Professional fees	36,648
Custodian fees	23,565
Affiliated portfolio administration fees	14,138
Shareholder reports expense	12,636
Trustees' fees and expenses	10,553
Registration fees	1,024
Other expenses	70,927
Total Expenses	5,396,649
Net Investment Income/(Loss)	(1,879,384)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	93,929,117
Total Net Realized Gain/(Loss) on Investments	93,929,117
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	63,677,244
Total Change in Unrealized Net Appreciation/Depreciation	63,677,244
Net Increase/(Decrease) in Net Assets Resulting from Operations	$155,726,977
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson VIT Global Technology and Innovation Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2025 (unaudited)	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$(1,879,384)	$(3,288,152)
Net realized gain/(loss) on investments	93,929,117	131,057,313
Change in unrealized net appreciation/depreciation	63,677,244	158,814,243
Net Increase/(Decrease) in Net Assets Resulting from Operations	155,726,977	286,583,404
Dividends and Distributions to Shareholders:
Institutional Shares	(7,735,754)	—
Service Shares	(110,267,194)	—
Net Decrease from Dividends and Distributions to Shareholders	(118,002,948)	—
Capital Share Transactions:
Institutional Shares	7,560,571	2,020,653
Service Shares	102,746,915	(29,029,354)
Net Increase/(Decrease) from Capital Share Transactions	110,307,486	(27,008,701)
Net Increase/(Decrease) in Net Assets	148,031,515	259,574,703
Net Assets:
Beginning of period	1,167,383,160	907,808,457
End of period	$1,315,414,675	$1,167,383,160
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Global Technology and Innovation Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.11	$15.98	$10.34	$20.75	$20.34	$14.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	(0.01)	— (2)	(0.02)	(0.05)	(0.01)
Net realized and unrealized gain/(loss)	2.77	5.14	5.64	(7.60)	3.47	7.04
Total from Investment Operations	2.76	5.13	5.64	(7.62)	3.42	7.03
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.05)	—
Distributions (from capital gains)	(2.15)	—	—	(2.79)	(2.96)	(1.57)
Total Dividends and Distributions	(2.15)	—	—	(2.79)	(3.01)	(1.57)
Net Asset Value, End of Period	$21.72	$21.11	$15.98	$10.34	$20.75	$20.34
Total Return*	13.55%	32.10%	54.55%	(36.95)%	18.01%	51.20%
Net Assets, End of Period (in thousands)	$84,766	$74,717	$54,674	$34,566	$59,208	$51,009
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72%	0.73%	0.73%	0.72%	0.72%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.73%	0.73%	0.72%	0.72%	0.75%
Ratio of Net Investment Income/(Loss)	(0.10)%	(0.07)%	(0.02)%	(0.14)%	(0.25)%	(0.07)%
Portfolio Turnover Rate	28%	35%	41%	43%	47%	44%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson VIT Global Technology and Innovation Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.16	$16.06	$10.41	$20.91	$20.51	$15.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.06)	(0.04)	(0.05)	(0.10)	(0.05)
Net realized and unrealized gain/(loss)	2.78	5.16	5.69	(7.66)	3.49	7.10
Total from Investment Operations	2.74	5.10	5.65	(7.71)	3.39	7.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.03)	—
Distributions (from capital gains)	(2.15)	—	—	(2.79)	(2.96)	(1.57)
Total Dividends and Distributions	(2.15)	—	—	(2.79)	(2.99)	(1.57)
Net Asset Value, End of Period	$21.75	$21.16	$16.06	$10.41	$20.91	$20.51
Total Return*	13.42%	31.76%	54.27%	(37.12)%	17.69%	50.80%
Net Assets, End of Period (in thousands)	$1,230,648	$1,092,666	$853,134	$535,573	$878,244	$732,854
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	0.97%	0.97%	0.97%	0.97%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.97%	0.97%	0.97%	0.97%	0.99%
Ratio of Net Investment Income/(Loss)	(0.35)%	(0.32)%	(0.26)%	(0.38)%	(0.49)%	(0.32)%
Portfolio Turnover Rate	28%	35%	41%	43%	47%	44%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson VIT Global Technology and Innovation Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser
(the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the period ended June 30, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they
10 | June 30, 2025

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Portfolio's management has determined the Portfolio did not hold a significant amount of Level 3 securities as of
June 30, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Janus Aspen Series | 11

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a
12 | June 30, 2025

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Portfolio may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in
Chinese local market securities.
Restricted Security Transactions
Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons,
Janus Aspen Series | 13

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
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Notes to Financial Statements (unaudited)
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of June 30, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.88% of the Portfolio’s average daily net assets for at least a one-year period commencing on April 30, 2025. The previous expense limit (for a one-year period commencing April 29, 2024) was 0.95%. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $30,086 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2025. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account
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then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2025, the Portfolio engaged in cross trades amounting to $897,555 in sales, resulting in a net realized loss of $262,084. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$720,635,213	$603,230,988	$(4,163,634)	$599,067,354
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5. Capital Share Transactions
	Period ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	476,198	$9,906,531	920,508	$17,696,670
Reinvested dividends and distributions	372,807	7,735,754	-	-
Shares repurchased	(486,038)	(10,081,714)	(801,747)	(15,676,017)
Net Increase/(Decrease)	362,967	$7,560,571	118,761	$2,020,653
Service Shares:
Shares sold	4,517,361	$92,902,573	8,564,804	$166,042,250
Reinvested dividends and distributions	5,306,410	110,267,194	-	-
Shares repurchased	(4,878,810)	(100,422,852)	(10,046,941)	(195,071,604)
Net Increase/(Decrease)	4,944,961	$102,746,915	(1,482,137)	$(29,029,354)
6. Purchases and Sales of Investment Securities
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$342,758,315	$321,238,245	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
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• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
22 | June 30, 2025

Janus Henderson VIT Global Technology and Innovation Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
Janus Aspen Series | 23

Janus Henderson VIT Global Technology and Innovation Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
24 | June 30, 2025

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-24-81119 08-25

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson VIT Mid Cap Value Portfolio
Janus Aspen Series

Janus Henderson VIT Mid Cap Value Portfolio

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 96.9%
Aerospace & Defense – 4.0%
BWX Technologies Inc	17,302	$2,492,526
L3Harris Technologies Inc	8,516	2,136,154
		4,628,680
Banks – 4.8%
Cullen/Frost Bankers Inc	9,192	1,181,540
PNC Financial Services Group Inc/The	12,052	2,246,734
Wintrust Financial Corp	16,922	2,097,989
		5,526,263
Beverages – 0.6%
Keurig Dr Pepper Inc	19,339	639,347
Building Products – 1.8%
Carlisle Cos Inc	5,563	2,077,224
Capital Markets – 3.5%
Jefferies Financial Group Inc	12,709	695,055
Lazard Inc	41,081	1,971,066
MarketAxess Holdings Inc	6,128	1,368,628
		4,034,749
Chemicals – 2.3%
Corteva Inc	24,193	1,803,104
Westlake Chemical Corp	11,129	845,025
		2,648,129
Commercial Services & Supplies – 1.5%
Waste Connections Inc	8,925	1,666,476
Construction Materials – 1.2%
Martin Marietta Materials Inc	2,404	1,319,700
Consumer Finance – 2.0%
Ally Financial Inc	58,863	2,292,714
Containers & Packaging – 3.0%
Ball Corp	36,370	2,039,993
Graphic Packaging Holding Co	63,795	1,344,161
		3,384,154
Distributors – 1.7%
LKQ Corp	52,258	1,934,069
Diversified Financial Services – 1.2%
Fidelity National Information Services Inc	16,726	1,361,664
Electric Utilities – 4.9%
Alliant Energy Corp	46,426	2,807,380
Entergy Corp	27,479	2,284,054
PPL Corp	15,313	518,958
		5,610,392
Electrical Equipment – 1.5%
AMETEK Inc	9,324	1,687,271
Electronic Equipment, Instruments & Components – 6.2%
Arrow Electronics Inc*	5,993	763,688
CDW Corp/DE	4,507	804,905
Fabrinet*	3,694	1,088,548
Keysight Technologies Inc*	4,634	759,327
Littelfuse Inc	6,673	1,512,969
Vontier Corp	60,342	2,226,620
		7,156,057
Energy Equipment & Services – 0.5%
Baker Hughes Co	16,038	614,897
Entertainment – 0.9%
Electronic Arts Inc	6,741	1,076,538
Food & Staples Retailing – 3.1%
Casey's General Stores Inc	6,340	3,235,112
Target Corp	3,361	331,563
		3,566,675
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Food Products – 1.8%
Hershey Co	3,100	$514,445
Lamb Weston Holdings Inc	30,819	1,597,965
		2,112,410
Health Care Equipment & Supplies – 2.2%
Globus Medical Inc*	22,555	1,331,196
Hologic Inc*	10,596	690,435
Zimmer Biomet Holdings Inc	5,145	469,276
		2,490,907
Health Care Providers & Services – 2.7%
Cardinal Health Inc	6,492	1,090,656
Humana Inc	1,640	400,947
Labcorp Holdings Inc	6,204	1,628,612
		3,120,215
Household Durables – 2.3%
Toll Brothers Inc	11,956	1,364,538
TopBuild Corp*	3,916	1,267,766
		2,632,304
Industrial Conglomerates – 1.5%
3M Co	11,656	1,774,509
Industrial Real Estate Investment Trusts (REITs) – 1.1%
STAG Industrial Inc	34,247	1,242,481
Insurance – 7.8%
Axis Capital Holdings Ltd	21,342	2,215,727
Everest Re Group Ltd	6,724	2,285,151
Hartford Financial Services Group Inc	19,517	2,476,122
Selective Insurance Group Inc	22,568	1,955,517
		8,932,517
Life Sciences Tools & Services – 1.0%
ICON PLC*	8,285	1,205,053
Machinery – 1.5%
Lincoln Electric Holdings Inc	8,130	1,685,512
Marine – 2.0%
Kirby Corp*	20,006	2,268,881
Media – 1.4%
Fox Corp - Class B	30,967	1,598,826
Metals & Mining – 2.4%
Freeport-McMoRan Inc	64,501	2,796,118
Oil, Gas & Consumable Fuels – 5.0%
Chesapeake Energy Corp	24,083	2,816,266
ConocoPhillips	20,417	1,832,222
Valero Energy Corp	8,031	1,079,527
		5,728,015
Professional Services – 2.0%
TransUnion	25,991	2,287,208
Real Estate Management & Development – 1.3%
CBRE Group Inc*	10,728	1,503,207
Residential Real Estate Investment Trusts (REITs) – 1.0%
Equity LifeStyle Properties Inc	17,729	1,093,347
Retail Real Estate Investment Trusts (REITs) – 2.2%
Agree Realty Corp	34,133	2,493,757
Road & Rail – 2.8%
Canadian Pacific Kansas City Ltd	19,595	1,553,296
Landstar System Inc	5,625	781,988
Saia Inc*	3,160	865,808
		3,201,092
Semiconductor & Semiconductor Equipment – 1.1%
Teradyne Inc	13,526	1,216,258
Software – 0.9%
Nice Ltd (ADR)*	6,398	1,080,686
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialized Real Estate Investment Trusts (REITs) – 1.8%
Lamar Advertising Co	17,175	$2,084,358
Specialty Retail – 5.3%
AutoZone Inc*	426	1,581,410
Bath & Body Works Inc	62,441	1,870,732
Boot Barn Holdings Inc*	4,227	642,504
Burlington Stores Inc*	3,450	802,608
O'Reilly Automotive Inc*	12,990	1,170,789
		6,068,043
Trading Companies & Distributors – 1.1%
MSC Industrial Direct Co Inc	14,407	1,224,883
Total Common Stocks (cost $80,118,335)		111,065,586
Repurchase Agreements – 3.0%
ING Financial Markets LLC, Joint repurchase agreement, 4.3300%, dated 6/30/25, maturing 7/1/25 to be repurchased at $3,400,409 collateralized by $5,186,135 in U.S. Treasuries 1.3750% - 2.3750%, 11/15/40 - 2/15/42 with a value of $3,468,417 (cost $3,400,000)	$3,400,000	3,400,000
Total Investments (total cost $83,518,335) – 99.9%		114,465,586
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		99,646
Net Assets – 100%		$114,565,232

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$110,626,551	96.6%
Canada	1,553,296	1.4
Ireland	1,205,053	1.1
Israel	1,080,686	0.9
Total	$114,465,586	100.0%

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$3,400,000	$—	$(3,400,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$111,065,586	$-	$-
Repurchase Agreements	-	3,400,000	-
Total Assets	$111,065,586	$3,400,000	$-
4  | June 30, 2025

Janus Henderson VIT Mid Cap Value Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Investments, at value (cost $80,118,335)	$111,065,586
Repurchase agreements, at value (cost $3,400,000)	3,400,000
Cash	84,130
Trustees' deferred compensation	3,270
Receivables:
Portfolio shares sold	125,820
Dividends	63,069
Interest	409
Other assets	300
Total Assets	114,742,584
Liabilities:
Payables:
Advisory fees	57,059
Professional fees	39,163
Portfolio shares repurchased	32,839
12b-1 Distribution and shareholder servicing fees	11,230
Transfer agent fees and expenses	4,856
Trustees' deferred compensation fees	3,270
Trustees' fees and expenses	563
Custodian fees	397
Affiliated portfolio administration fees payable	229
Accrued expenses and other payables	27,746
Total Liabilities	177,352
Commitments and contingent liabilities (Note 3)
Net Assets	$114,565,232
Net Assets Consist of:
Capital (par value and paid-in surplus)	$82,934,373
Total distributable earnings (loss)	31,630,859
Total Net Assets	$114,565,232
Net Assets - Institutional Shares	$58,376,543
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,446,801
Net Asset Value Per Share	$16.94
Net Assets - Service Shares	$56,188,689
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,511,727
Net Asset Value Per Share	$16.00
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Mid Cap Value Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2025

Investment Income:
Dividends	$1,053,745
Interest	55,110
Other income	172
Foreign tax withheld	(2,048)
Total Investment Income	1,106,979
Expenses:
Advisory fees	424,258
12b-1 Distribution and shareholder servicing fees:
Service Shares	68,964
Transfer agent administrative fees and expenses:
Institutional Shares	14,190
Service Shares	13,805
Other transfer agent fees and expenses:
Institutional Shares	718
Service Shares	467
Non-affiliated portfolio administration fees	37,939
Professional fees	25,179
Registration fees	23,589
Shareholder reports expense	4,892
Custodian fees	2,053
Affiliated portfolio administration fees	1,400
Trustees' fees and expenses	1,118
Other expenses	4,094
Total Expenses	622,666
Less: Excess Expense Reimbursement and Waivers	(25,022)
Net Expenses	597,644
Net Investment Income/(Loss)	509,335
Net Realized Gain/(Loss) on Investments:
Investments	758,813
Total Net Realized Gain/(Loss) on Investments	758,813
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(197,616)
Total Change in Unrealized Net Appreciation/Depreciation	(197,616)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,070,532
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson VIT Mid Cap Value Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2025 (unaudited)	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$509,335	$905,921
Net realized gain/(loss) on investments	758,813	11,031,615
Change in unrealized net appreciation/depreciation	(197,616)	2,203,585
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,070,532	14,141,121
Dividends and Distributions to Shareholders:
Institutional Shares	(5,733,655)	(3,316,951)
Service Shares	(5,776,590)	(3,723,019)
Net Decrease from Dividends and Distributions to Shareholders	(11,510,245)	(7,039,970)
Capital Share Transactions:
Institutional Shares	5,140,304	4,123,806
Service Shares	3,049,017	(5,299,674)
Net Increase/(Decrease) from Capital Share Transactions	8,189,321	(1,175,868)
Net Increase/(Decrease) in Net Assets	(2,250,392)	5,925,283
Net Assets:
Beginning of period	116,815,624	110,890,341
End of period	$114,565,232	$116,815,624
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Mid Cap Value Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.61	$17.53	$16.36	$19.12	$16.04	$16.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.17	0.19	0.18	0.16	0.18
Net realized and unrealized gain/(loss)	0.09	2.05	1.63	(1.34)	3.00	(0.41)
Total from Investment Operations	0.18	2.22	1.82	(1.16)	3.16	(0.23)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.18)	(0.19)	(0.23)	(0.08)	(0.18)
Distributions (from capital gains)	(1.78)	(0.96)	(0.46)	(1.37)	—	(0.28)
Total Dividends and Distributions	(1.85)	(1.14)	(0.65)	(1.60)	(0.08)	(0.46)
Net Asset Value, End of Period	$16.94	$18.61	$17.53	$16.36	$19.12	$16.04
Total Return*	1.08%	13.11%	11.40%	(5.56)%	19.73%	(0.92)%
Net Assets, End of Period (in thousands)	$58,377	$58,373	$50,854	$51,231	$58,536	$48,538
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.93%	0.69%	0.67%	0.67%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.93%	0.69%	0.67%	0.67%	0.81%
Ratio of Net Investment Income/(Loss)	0.99%	0.91%	1.14%	1.12%	0.90%	1.24%
Portfolio Turnover Rate	26%	42%	47%	48%	63%	44%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson VIT Mid Cap Value Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.68	$16.72	$15.64	$18.36	$15.42	$16.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.12	0.14	0.14	0.12	0.13
Net realized and unrealized gain/(loss)	0.08	1.95	1.55	(1.30)	2.87	(0.40)
Total from Investment Operations	0.15	2.07	1.69	(1.16)	2.99	(0.27)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.15)	(0.15)	(0.19)	(0.05)	(0.15)
Distributions (from capital gains)	(1.78)	(0.96)	(0.46)	(1.37)	—	(0.28)
Total Dividends and Distributions	(1.83)	(1.11)	(0.61)	(1.56)	(0.05)	(0.43)
Net Asset Value, End of Period	$16.00	$17.68	$16.72	$15.64	$18.36	$15.42
Total Return*	0.98%	12.80%	11.11%	(5.77)%	19.42%	(1.21)%
Net Assets, End of Period (in thousands)	$56,189	$58,443	$60,036	$66,344	$78,435	$67,967
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.18%	0.93%	0.91%	0.92%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%	1.18%	0.93%	0.91%	0.92%	1.06%
Ratio of Net Investment Income/(Loss)	0.82%	0.66%	0.91%	0.86%	0.68%	0.97%
Portfolio Turnover Rate	26%	42%	47%	48%	63%	44%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson VIT Mid Cap Value Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the period ended June 30, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
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Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
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Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities,
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Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Portfolio and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the
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Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the Russell Midcap® Value Index.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended June 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.76%.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, excluding any performance adjustments to management fees, the 12b-1 distribution and shareholder servicing fees (applicable to Service Shares), transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.77% of the Portfolio’s average daily net assets for at least a one-year period commencing on April 30, 2025. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $30,086 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2025. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
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Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended June 30, 2025.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$83,991,577	$33,714,936	$(3,240,927)	$30,474,009
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Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	322,970	$5,908,185	653,554	$12,182,804
Reinvested dividends and distributions	342,308	5,733,655	188,163	3,316,951
Shares repurchased	(355,726)	(6,501,536)	(606,016)	(11,375,949)
Net Increase/(Decrease)	309,552	$5,140,304	235,701	$4,123,806
Service Shares:
Shares sold	163,435	$2,847,486	200,876	$3,518,419
Reinvested dividends and distributions	364,914	5,776,590	222,452	3,723,019
Shares repurchased	(321,322)	(5,575,059)	(709,056)	(12,541,112)
Net Increase/(Decrease)	207,027	$3,049,017	(285,728)	$(5,299,674)
6. Purchases and Sales of Investment Securities
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$28,634,883	$32,816,781	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
18 | June 30, 2025

Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
20 | June 30, 2025

Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
22 | June 30, 2025

Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson VIT Mid Cap Value Portfolio
Notes
24 | June 30, 2025

Janus Henderson VIT Mid Cap Value Portfolio
Notes
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-24-81122 08-25

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson VIT Overseas Portfolio
Janus Aspen Series

Janus Henderson VIT Overseas Portfolio

Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.9%
Aerospace & Defense – 6.9%
BAE Systems PLC	1,555,144	$40,263,215
Rheinmetall AG	6,074	12,855,670
		53,118,885
Airlines – 1.3%
Ryanair Holdings PLC	341,325	9,656,349
Automobiles – 0.8%
BYD Co Ltd	369,000	5,758,500
Banks – 16.8%
Banco Bilbao Vizcaya Argentaria SA	1,475,935	22,694,257
Erste Group Bank AG	273,153	23,260,343
HDFC Bank Ltd	1,159,102	27,053,148
Natwest Group PLC	3,256,706	22,857,057
Resona Holdings Inc	2,763,400	25,563,225
UniCredit SpA	110,122	7,381,328
		128,809,358
Beverages – 5.0%
Davide Campari-Milano NV#	1,957,166	13,162,416
Heineken NV	287,890	25,098,485
		38,260,901
Biotechnology – 2.9%
Argenx SE (ADR)*	19,432	10,711,307
Ascendis Pharma A/S (ADR)*	49,003	8,457,918
Zai Lab Ltd*	711,030	2,486,436
Zai Lab Ltd (ADR)*	17,296	604,841
		22,260,502
Chemicals – 2.5%
Shin-Etsu Chemical Co Ltd	389,900	12,921,750
Taiyo Nippon Sanso Corp	155,900	5,914,867
		18,836,617
Commercial Services & Supplies – 1.9%
Rentokil Initial PLC	2,937,973	14,196,944
Diversified Telecommunication Services – 3.7%
Deutsche Telekom AG	772,313	28,171,268
Electrical Equipment – 0.3%
Contemporary Amperex Technology Co Ltd - Class A	65,640	2,312,930
Electronic Equipment, Instruments & Components – 2.5%
Hexagon AB - Class B	1,914,127	19,260,688
Entertainment – 7.3%
Liberty Media Corp-Liberty Formula One - Series C*	308,637	32,252,566
Spotify Technology SA*	30,349	23,288,002
		55,540,568
Hotels, Restaurants & Leisure – 0.7%
Trip.com Group Ltd	48,634	2,825,217
Trip.com Group Ltd (ADR)	48,634	2,851,898
		5,677,115
Information Technology Services – 1.8%
Fujitsu Ltd	554,400	13,533,690
Insurance – 6.9%
AIA Group Ltd	2,581,600	23,153,069
Aon PLC - Class A	19,320	6,892,603
Dai-ichi Life Holdings Inc	3,003,100	22,858,515
		52,904,187
Interactive Media & Services – 2.5%
Tencent Holdings Ltd	296,200	18,980,165
Machinery – 1.5%
Alstom SA*	485,698	11,326,699
Metals & Mining – 3.0%
Teck Resources Ltd	570,367	23,068,530
Janus Aspen Series | 2

Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Multiline Retail – 1.8%
MercadoLibre Inc*	5,234	$13,679,739
Oil, Gas & Consumable Fuels – 3.7%
Canadian Natural Resources Ltd	536,387	16,842,552
TotalEnergies SE	189,528	11,630,087
		28,472,639
Personal Products – 2.6%
Unilever PLC	330,636	20,079,109
Pharmaceuticals – 5.6%
AstraZeneca PLC	148,613	20,640,411
Sanofi	229,343	22,206,596
		42,847,007
Professional Services – 1.0%
Recruit Holdings Co Ltd	130,000	7,705,743
Semiconductor & Semiconductor Equipment – 9.5%
ASML Holding NV	28,203	22,508,189
Taiwan Semiconductor Manufacturing Co Ltd	1,385,000	50,265,347
		72,773,536
Software – 2.1%
SAP SE	52,035	15,821,204
Textiles, Apparel & Luxury Goods – 3.3%
LVMH Moet Hennessy Louis Vuitton SE	23,265	12,182,723
Samsonite International SAž	6,870,777	12,779,258
		24,961,981
Total Common Stocks (cost $530,802,869)		748,014,854
Investment Companies – 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $13,226,257)	13,223,613	13,226,257
Investments Purchased with Cash Collateral from Securities Lending – 0.9%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	5,643,325	5,643,325
Time Deposits – 0.2%
Royal Bank of Canada, 4.3100%, 7/1/25	$1,410,831	1,410,831
Total Investments Purchased with Cash Collateral from Securities Lending (cost $7,054,156)		7,054,156
Total Investments (total cost $551,083,282) – 100.5%		768,295,267
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(3,980,704)
Net Assets – 100%		$764,314,563
3  | June 30, 2025

Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$118,036,736	15.4%
Japan	88,497,790	11.5
United States	59,425,582	7.7
France	57,346,105	7.5
Germany	56,848,142	7.4
Taiwan	50,265,347	6.5
Netherlands	47,606,674	6.2
Sweden	42,548,690	5.5
Canada	39,911,082	5.2
Hong Kong	35,932,327	4.7
China	35,819,987	4.7
India	27,053,148	3.5
Austria	23,260,343	3.0
Spain	22,694,257	2.9
Italy	20,543,744	2.7
Argentina	13,679,739	1.8
Belgium	10,711,307	1.4
Ireland	9,656,349	1.3
Denmark	8,457,918	1.1
Total	$768,295,267	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$10,762,207	$118,297,108	$(115,833,058)	$-	$-	$13,226,257	13,223,613	$393,196
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	1,025,996	48,371,830	(43,754,501)	-	-	5,643,325	5,643,325	9,920 ∆
Total Affiliated Investments - 2.4%
	$11,788,203	$166,668,938	$(159,587,559)	$-	$-	$18,869,582	18,866,938	$403,116
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s
Statement of Operations for the period ended June 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$576,188
Janus Aspen Series | 4

Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$(138,562)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Total return swaps:
Average notional amount	$4,223,073

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$6,865,545	$—	$(6,865,545)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
5  | June 30, 2025

Janus Henderson VIT Overseas Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$12,779,258, which represents 1.7% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$748,014,854	$-	$-
Investment Companies	-	13,226,257	-
Investments Purchased with Cash Collateral from Securities Lending	-	7,054,156	-
Total Assets	$748,014,854	$20,280,413	$-
Janus Aspen Series | 6

Janus Henderson VIT Overseas Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $532,213,700)(1)	$749,425,685
Affiliated investments, at value (cost $18,869,582)	18,869,582
Cash denominated in foreign currency (cost $942,372)	942,372
Trustees' deferred compensation	21,857
Receivables:
Dividends	1,445,168
Foreign tax reclaims	1,146,271
Investments sold	986,408
Portfolio shares sold	76,749
Dividends from affiliates	70,756
Other assets	81,493
Total Assets	773,066,341
Liabilities:
Due to custodian	19
Collateral for securities loaned (Note 3)	7,054,156
Payables:
Portfolio shares repurchased	990,409
Advisory fees	369,578
12b-1 Distribution and shareholder servicing fees	118,457
Investments purchased	65,953
Professional fees	45,820
Transfer agent fees and expenses	31,604
Trustees' deferred compensation fees	21,857
Trustees' fees and expenses	3,272
Custodian fees	2,401
Affiliated portfolio administration fees payable	1,533
Accrued expenses and other payables	46,719
Total Liabilities	8,751,778
Net Assets	$764,314,563
Net Assets Consist of:
Capital (par value and paid-in surplus)	$690,795,394
Total distributable earnings (loss)	73,519,169
Total Net Assets	$764,314,563
Net Assets - Institutional Shares	$171,790,969
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,404,311
Net Asset Value Per Share	$50.46
Net Assets - Service Shares	$592,523,594
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	12,355,866
Net Asset Value Per Share	$47.95

(1)	Includes $6,865,545 of securities on loan. See Note 3 in Notes to Financial Statements.
See Notes to Financial Statements.
7  | June 30, 2025

Janus Henderson VIT Overseas Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2025

Investment Income:
Dividends	$11,204,912
Dividends from affiliates	393,196
Affiliated securities lending income, net	9,920
Unaffiliated securities lending income, net	2,400
Other income	6,560
Foreign tax withheld	(1,182,278)
Total Investment Income	10,434,710
Expenses:
Advisory fees	2,251,641
12b-1 Distribution and shareholder servicing fees:
Service Shares	655,080
Transfer agent administrative fees and expenses:
Institutional Shares	39,778
Service Shares	131,048
Other transfer agent fees and expenses:
Institutional Shares	1,456
Service Shares	2,552
Professional fees	30,341
Custodian fees	27,435
Shareholder reports expense	23,200
Registration fees	13,982
Affiliated portfolio administration fees	8,541
Trustees' fees and expenses	6,415
Other expenses	60,322
Total Expenses	3,251,791
Net Investment Income/(Loss)	7,182,919
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	3,962,432
Swap contracts	576,188
Total Net Realized Gain/(Loss) on Investments	4,538,620
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of increase in deferred foreign taxes of $19,721)	90,123,644
Swap contracts	(138,562)
Total Change in Unrealized Net Appreciation/Depreciation	89,985,082
Net Increase/(Decrease) in Net Assets Resulting from Operations	$101,706,621
See Notes to Financial Statements.
Janus Aspen Series | 8

Janus Henderson VIT Overseas Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2025 (unaudited)	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$7,182,919	$8,721,314
Net realized gain/(loss) on investments	4,538,620	62,490,843
Change in unrealized net appreciation/depreciation	89,985,082	(33,561,053)
Net Increase/(Decrease) in Net Assets Resulting from Operations	101,706,621	37,651,104
Dividends and Distributions to Shareholders:
Institutional Shares	(1,446,434)	(2,203,050)
Service Shares	(4,801,388)	(6,750,486)
Net Decrease from Dividends and Distributions to Shareholders	(6,247,822)	(8,953,536)
Capital Share Transactions:
Institutional Shares	(4,931,826)	(2,633,076)
Service Shares	15,573,188	(27,083,339)
Net Increase/(Decrease) from Capital Share Transactions	10,641,362	(29,716,415)
Net Increase/(Decrease) in Net Assets	106,100,161	(1,018,847)
Net Assets:
Beginning of period	658,214,402	659,233,249
End of period	$764,314,563	$658,214,402
See Notes to Financial Statements.
9  | June 30, 2025

Janus Henderson VIT Overseas Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$43.92	$42.06	$38.52	$42.92	$38.21	$33.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.53	0.67	0.61	0.74	0.58	0.36
Net realized and unrealized gain/(loss)	6.44	1.81	3.55	(4.46)	4.62	4.99
Total from Investment Operations	6.97	2.48	4.16	(3.72)	5.20	5.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)	(0.62)	(0.62)	(0.68)	(0.49)	(0.43)
Total Dividends and Distributions	(0.43)	(0.62)	(0.62)	(0.68)	(0.49)	(0.43)
Net Asset Value, End of Period	$50.46	$43.92	$42.06	$38.52	$42.92	$38.21
Total Return*	15.87%	5.86%	10.85%	(8.63)%	13.61%	16.30%
Net Assets, End of Period (in thousands)	$171,791	$154,443	$150,156	$144,544	$170,166	$159,005
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.88%	0.89%	0.89%	0.87%	0.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.88%	0.89%	0.89%	0.87%	0.83%
Ratio of Net Investment Income/(Loss)	2.28%	1.48%	1.50%	1.91%	1.38%	1.15%
Portfolio Turnover Rate	26%	39%	30%	36%	21%	21%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 10

Janus Henderson VIT Overseas Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$41.77	$40.08	$36.76	$41.02	$36.57	$31.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.45	0.52	0.49	0.61	0.46	0.27
Net realized and unrealized gain/(loss)	6.12	1.73	3.39	(4.25)	4.41	4.77
Total from Investment Operations	6.57	2.25	3.88	(3.64)	4.87	5.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.56)	(0.56)	(0.62)	(0.42)	(0.37)
Total Dividends and Distributions	(0.39)	(0.56)	(0.56)	(0.62)	(0.42)	(0.37)
Net Asset Value, End of Period	$47.95	$41.77	$40.08	$36.76	$41.02	$36.57
Total Return*	15.73%	5.58%	10.58%	(8.84)%	13.32%	15.99%
Net Assets, End of Period (in thousands)	$592,524	$503,771	$509,077	$502,240	$570,494	$540,349
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.00%	1.13%	1.14%	1.14%	1.12%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.13%	1.14%	1.14%	1.12%	1.08%
Ratio of Net Investment Income/(Loss)	2.03%	1.21%	1.25%	1.67%	1.14%	0.92%
Portfolio Turnover Rate	26%	39%	30%	36%	21%	21%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
11 | June 30, 2025

Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson VIT Overseas Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the period ended June 30, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
Janus Aspen Series | 12

Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
13 | June 30, 2025

Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it
Janus Aspen Series | 14

Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect
15 | June 30, 2025

Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Portfolio entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Portfolio to pay a floating reference interest rate, and an amount equal to the
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Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
negative price movement of securities or an index multiplied by the notional amount of the contract. The Portfolio will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
There were no total return swaps held at June 30, 2025.
3. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Portfolio may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including,
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Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in
Chinese local market securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
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Notes to Financial Statements (unaudited)
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $6,865,545. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2025 is $7,054,156, resulting in the net amount due to the counterparty of $188,611.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the MSCI All Country World ex-USA IndexSM.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
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Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended June 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.66%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $30,086 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2025. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to
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Notes to Financial Statements (unaudited)
purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended December 31, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(56,949,961)	$(93,523,197)	$(150,473,158)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$551,165,153	$235,597,927	$(18,467,813)	$217,130,114
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Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	137,535	$6,497,931	342,191	$15,262,819
Reinvested dividends and distributions	28,854	1,446,434	48,440	2,203,050
Shares repurchased	(278,504)	(12,876,191)	(443,997)	(20,098,945)
Net Increase/(Decrease)	(112,115)	$(4,931,826)	(53,366)	$(2,633,076)
Service Shares:
Shares sold	1,124,464	$52,147,677	1,079,898	$46,301,867
Reinvested dividends and distributions	100,764	4,801,388	156,005	6,750,486
Shares repurchased	(928,737)	(41,375,877)	(1,878,619)	(80,135,692)
Net Increase/(Decrease)	296,491	$15,573,188	(642,716)	$(27,083,339)
7. Purchases and Sales of Investment Securities
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$185,255,886	$176,158,348	$-	$-
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
25 | June 30, 2025

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
Janus Aspen Series | 26

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
27 | June 30, 2025

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
Janus Aspen Series | 28

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
29 | June 30, 2025

Janus Henderson VIT Overseas Portfolio
Notes
Janus Aspen Series | 30

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-24-81120 08-25

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson VIT Research Portfolio
Janus Aspen Series

Janus Henderson VIT Research Portfolio

Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 100.2%
Aerospace & Defense – 2.8%
Boeing Co*	16,480	$3,453,054
General Electric Co	37,774	9,722,650
Howmet Aerospace Inc	41,458	7,716,578
		20,892,282
Automobiles – 0.5%
Tesla Inc*	11,882	3,774,436
Beverages – 0.4%
Constellation Brands Inc - Class A	7,379	1,200,416
Monster Beverage Corp*	33,304	2,086,162
		3,286,578
Biotechnology – 1.5%
Amgen Inc	11,689	3,263,686
Argenx SE (ADR)*	3,587	1,977,226
Avidity Biosciences Inc*	20,883	593,077
Vaxcyte Inc*	13,274	431,538
Vertex Pharmaceuticals Inc*	10,218	4,549,053
		10,814,580
Building Products – 0.8%
Trane Technologies PLC	13,220	5,782,560
Capital Markets – 1.5%
Ares Management Corp - Class A	18,399	3,186,707
Blackstone Group Inc	32,341	4,837,567
LPL Financial Holdings Inc	8,652	3,244,240
		11,268,514
Chemicals – 0.5%
Ecolab Inc	12,615	3,398,986
Consumer Finance – 0.3%
Capital One Financial Corp	11,934	2,539,078
Diversified Financial Services – 4.7%
Apollo Global Management Inc	20,226	2,869,463
Mastercard Inc - Class A	26,425	14,849,264
Visa Inc	49,782	17,675,099
		35,393,826
Electrical Equipment – 0.6%
Eaton Corp PLC	13,446	4,800,088
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp	53,382	5,271,473
Energy Equipment & Services – 0.1%
Atlas Energy Solutions Inc#	69,346	927,156
Entertainment – 4.3%
Liberty Media Corp-Liberty Formula One - Series C*	69,712	7,284,904
Netflix Inc*	13,392	17,933,629
Spotify Technology SA*	8,756	6,718,829
		31,937,362
Health Care Equipment & Supplies – 1.6%
Boston Scientific Corp*	23,858	2,562,588
DexCom Inc*	28,309	2,471,093
Intuitive Surgical Inc*	9,950	5,406,929
Lantheus Holdings Inc*	15,426	1,262,772
		11,703,382
Health Care Providers & Services – 0.6%
McKesson Corp	4,911	3,598,683
UnitedHealth Group Inc	3,650	1,138,690
		4,737,373
Hotels, Restaurants & Leisure – 3.9%
Booking Holdings Inc	1,510	8,741,752
Chipotle Mexican Grill Inc*	102,983	5,782,496
DoorDash Inc - Class A*	19,195	4,731,760
Flutter Entertainment PLC*	12,346	3,527,993
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Hilton Worldwide Holdings Inc	20,627	$5,493,795
Wingstop Inc	2,549	858,350
		29,136,146
Household Products – 0.9%
Procter & Gamble Co	43,967	7,004,822
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	20,580	3,988,610
Industrial Conglomerates – 1.0%
3M Co	46,889	7,138,381
Insurance – 0.8%
Arthur J Gallagher & Co	9,092	2,910,531
Progressive Corp/The	10,450	2,788,687
		5,699,218
Interactive Media & Services – 9.1%
Alphabet Inc - Class C	137,564	24,402,478
Meta Platforms Inc - Class A	59,494	43,911,926
		68,314,404
Life Sciences Tools & Services – 0.2%
Danaher Corp	6,690	1,321,543
Machinery – 0.6%
Deere & Co	8,303	4,221,993
Multiline Retail – 5.5%
Amazon.com Inc*	186,951	41,015,180
Pharmaceuticals – 3.1%
AstraZeneca PLC (ADR)	40,435	2,825,598
Eli Lilly & Co	23,931	18,654,932
Verona Pharma PLC (ADR)*	15,964	1,509,875
		22,990,405
Road & Rail – 0.3%
TFI International Inc	28,150	2,524,211
Semiconductor & Semiconductor Equipment – 21.6%
Analog Devices Inc	12,895	3,069,268
ASML Holding NV	2,613	2,094,032
Broadcom Inc	141,800	39,087,170
KLA Corp	5,628	5,041,225
Lam Research Corp	51,181	4,981,959
NVIDIA Corp	659,748	104,233,586
ON Semiconductor Corp*	56,015	2,935,746
		161,442,986
Software – 22.5%
AppLovin Corp - Class A*	11,852	4,149,148
Atlassian Corp - Class A*	13,449	2,731,357
Autodesk Inc*	23,898	7,398,104
Cadence Design Systems Inc*	19,936	6,143,278
Datadog Inc - Class A*	40,443	5,432,708
Dynatrace Inc*	45,771	2,527,017
HubSpot Inc*	5,572	3,101,542
Intuit Inc	14,522	11,437,963
Microsoft Corp	202,117	100,535,017
Oracle Corp	33,811	7,392,099
Procore Technologies Inc*	26,918	1,841,730
ServiceNow Inc*	7,136	7,336,379
Synopsys Inc*	9,336	4,786,381
Tyler Technologies Inc*	5,375	3,186,515
		167,999,238
Specialty Retail – 1.8%
O'Reilly Automotive Inc*	55,054	4,962,017
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – (continued)
TJX Cos Inc	55,714	$6,880,122
Wayfair Inc - Class A*	27,520	1,407,373
		13,249,512
Technology Hardware, Storage & Peripherals – 6.3%
Apple Inc	230,420	47,275,271
Textiles, Apparel & Luxury Goods – 0.3%
NIKE Inc - Class B	33,830	2,403,283
Trading Companies & Distributors – 0.5%
Ferguson Enterprises Inc	16,733	3,643,611
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc	13,136	3,129,783
Total Common Stocks (cost $306,808,509)		749,026,271
Investment Companies – 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $2,587,532)	2,587,015	2,587,532
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	461,160	461,160
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 7/1/25	$115,290	115,290
Total Investments Purchased with Cash Collateral from Securities Lending (cost $576,450)		576,450
Total Investments (total cost $309,972,491) – 100.6%		752,190,253
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(4,363,117)
Net Assets – 100%		$747,827,136

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$734,540,482	97.6%
Sweden	6,718,829	0.9
United Kingdom	4,335,473	0.6
Canada	2,524,211	0.3
Netherlands	2,094,032	0.3
Belgium	1,977,226	0.3
Total	$752,190,253	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$241,295	$22,545,053	$(20,198,816)	$-	$-	$2,587,532	2,587,015	$8,010
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
June 30, 2025

Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	$811,348	$7,856,579	$(8,206,767)	$-	$-	$461,160	461,160	$1,084 ∆
Total Affiliated Investments - 0.4%
	$1,052,643	$30,401,632	$(28,405,583)	$-	$-	$3,048,692	3,048,175	$9,094

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$570,899	$—	$(570,899)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson VIT Research Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$749,026,271	$-	$-
Investment Companies	-	2,587,532	-
Investments Purchased with Cash Collateral from Securities Lending	-	576,450	-
Total Assets	$749,026,271	$3,163,982	$-
Janus Aspen Series | 5

Janus Henderson VIT Research Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $306,923,799)(1)	$749,141,561
Affiliated investments, at value (cost $3,048,692)	3,048,692
Cash	84,404
Trustees' deferred compensation	21,378
Receivables:
Investments sold	511,177
Dividends	79,664
Portfolio shares sold	30,113
Foreign tax reclaims	18,797
Dividends from affiliates	726
Other assets	3,073
Total Assets	752,939,585
Liabilities:
Collateral for securities loaned (Note 2)	576,450
Payables:
Investments purchased	3,160,719
Portfolio shares repurchased	661,199
Advisory fees	451,652
Professional fees	46,626
12b-1 Distribution and shareholder servicing fees	38,827
Transfer agent fees and expenses	30,374
Trustees' deferred compensation fees	21,378
Trustees' fees and expenses	3,336
Affiliated portfolio administration fees payable	1,470
Custodian fees	104
Accrued expenses and other payables	120,314
Total Liabilities	5,112,449
Net Assets	$747,827,136
Net Assets Consist of:
Capital (par value and paid-in surplus)	$246,422,302
Total distributable earnings (loss)	501,404,834
Total Net Assets	$747,827,136
Net Assets - Institutional Shares	$550,944,818
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,225,139
Net Asset Value Per Share	$59.72
Net Assets - Service Shares	$196,882,318
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,488,955
Net Asset Value Per Share	$56.43

(1)	Includes $570,899 of securities on loan. See Note 2 in Notes to Financial Statements.
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson VIT Research Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2025

Investment Income:
Dividends	$2,013,228
Dividends from affiliates	8,010
Affiliated securities lending income, net	1,084
Unaffiliated securities lending income, net	285
Other income	1,036
Foreign tax withheld	(6,393)
Total Investment Income	2,017,250
Expenses:
Advisory fees	2,374,788
12b-1 Distribution and shareholder servicing fees:
Service Shares	226,213
Transfer agent administrative fees and expenses:
Institutional Shares	125,766
Service Shares	45,296
Other transfer agent fees and expenses:
Institutional Shares	4,447
Service Shares	887
Professional fees	27,854
Custodian fees	15,095
Registration fees	14,789
Shareholder reports expense	14,329
Affiliated portfolio administration fees	8,553
Trustees' fees and expenses	6,564
Other expenses	66,759
Total Expenses	2,931,340
Net Investment Income/(Loss)	(914,090)
Net Realized Gain/(Loss) on Investments:
Investments	61,451,907
Total Net Realized Gain/(Loss) on Investments	61,451,907
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(914,833)
Total Change in Unrealized Net Appreciation/Depreciation	(914,833)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$59,622,984
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Research Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2025 (unaudited)	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$(914,090)	$(817,996)
Net realized gain/(loss) on investments	61,451,907	57,714,380
Change in unrealized net appreciation/depreciation	(914,833)	144,095,219
Net Increase/(Decrease) in Net Assets Resulting from Operations	59,622,984	200,991,603
Dividends and Distributions to Shareholders:
Institutional Shares	(41,172,763)	(14,404,053)
Service Shares	(15,533,577)	(5,417,961)
Net Decrease from Dividends and Distributions to Shareholders	(56,706,340)	(19,822,014)
Capital Share Transactions:
Institutional Shares	9,724,662	(31,786,438)
Service Shares	2,692,746	(9,330,779)
Net Increase/(Decrease) from Capital Share Transactions	12,417,408	(41,117,217)
Net Increase/(Decrease) in Net Assets	15,334,052	140,052,372
Net Assets:
Beginning of period	732,493,084	592,440,712
End of period	$747,827,136	$732,493,084
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson VIT Research Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.40	$45.15	$31.58	$56.31	$49.35	$40.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.03)	0.06	0.09	(0.01)	0.14
Net realized and unrealized gain/(loss)	5.19	15.85	13.57	(16.93)	9.73	12.20
Total from Investment Operations	5.13	15.82	13.63	(16.84)	9.72	12.34
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.02)	(0.06)	(0.06)	(0.05)	(0.18)
Distributions (from capital gains)	(4.81)	(1.55)	—	(7.83)	(2.71)	(3.60)
Total Dividends and Distributions	(4.81)	(1.57)	(0.06)	(7.89)	(2.76)	(3.78)
Net Asset Value, End of Period	$59.72	$59.40	$45.15	$31.58	$56.31	$49.35
Total Return*	8.94%	35.31%	43.17%	(29.89)%	20.33%	32.95%
Net Assets, End of Period (in thousands)	$550,945	$538,231	$436,336	$334,877	$519,679	$474,525
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.67%	0.57%	0.56%	0.60%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.67%	0.57%	0.56%	0.60%	0.60%
Ratio of Net Investment Income/(Loss)	(0.20)%	(0.05)%	0.16%	0.24%	(0.01)%	0.33%
Portfolio Turnover Rate	17%	27%	27%	30%	33%	33%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Janus Henderson VIT Research Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2025 (unaudited) and the year ended December 31	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$56.44	$43.06	$30.17	$54.34	$47.78	$39.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.16)	(0.03)	— (2)	(0.13)	0.03
Net realized and unrealized gain/(loss)	4.92	15.09	12.94	(16.34)	9.41	11.80
Total from Investment Operations	4.80	14.93	12.91	(16.34)	9.28	11.83
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.02)	—	(0.01)	(0.09)
Distributions (from capital gains)	(4.81)	(1.55)	—	(7.83)	(2.71)	(3.60)
Total Dividends and Distributions	(4.81)	(1.55)	(0.02)	(7.83)	(2.72)	(3.69)
Net Asset Value, End of Period	$56.43	$56.44	$43.06	$30.17	$54.34	$47.78
Total Return*	8.82%	34.96%	42.81%	(30.06)%	20.05%	32.58%
Net Assets, End of Period (in thousands)	$196,882	$194,263	$156,104	$117,437	$184,641	$172,198
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.03%	0.92%	0.82%	0.81%	0.85%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	0.92%	0.82%	0.81%	0.85%	0.85%
Ratio of Net Investment Income/(Loss)	(0.45)%	(0.30)%	(0.09)%	(0.01)%	(0.26)%	0.08%
Portfolio Turnover Rate	17%	27%	27%	30%	33%	33%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson VIT Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the period ended June 30, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
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Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
12 | June 30, 2025

Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs,
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Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the
14 | June 30, 2025

Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $570,899. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2025 is $576,450, resulting in the net amount due to the counterparty of $5,551.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the Russell 1000® Growth Index. Effective May 1, 2020, the Core Growth Index was eliminated from the Performance Adjustment calculation for the Portfolio.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net
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Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended June 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.69%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $30,086 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2025. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees
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Notes to Financial Statements (unaudited)
are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2025, the Portfolio engaged in cross trades amounting to $361,208 in sales, resulting in a net realized gain of $107,793. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$311,351,847	$446,563,525	$(5,725,119)	$440,838,406
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Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	85,723	$5,028,496	349,576	$18,744,500
Reinvested dividends and distributions	715,550	41,172,763	262,896	14,404,053
Shares repurchased	(637,654)	(36,476,597)	(1,215,525)	(64,934,991)
Net Increase/(Decrease)	163,619	$9,724,662	(603,053)	$(31,786,438)
Service Shares:
Shares sold	86,467	$4,784,104	256,345	$12,841,025
Reinvested dividends and distributions	285,649	15,533,577	103,912	5,417,961
Shares repurchased	(324,830)	(17,624,935)	(543,990)	(27,589,765)
Net Increase/(Decrease)	47,286	$2,692,746	(183,733)	$(9,330,779)
6. Purchases and Sales of Investment Securities
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$122,947,433	$166,231,785	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
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Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
24 | June 30, 2025

Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-24-93078 08-25

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.